Registration Nos. 333-151912
                                                                       811-08868

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment No.                                                  [ ]


Post-Effective Amendment No.   3                                             [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

Amendment No.  21                                                            [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122
                            ------------------------

                                 Robert G. Lange
       Vice President, General Counsel & Assistant Secretary, Individual
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122
                            ------------------------

Approximate Date of Proposed Public Offering: as soon as practicable after effective date.

        It is proposed that this filing will become effective:

     [ ] 60 days after filing pursuant to paragraph a of Rule 485
     [ ] on __________ pursuant to paragraph a of Rule 485
     [X]  on May 1, 2011 pursuant to paragraph b of Rule 485
     [ ] immediately upon filing pursuant to paragraph b of Rule 485

        If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                                             -----------------------------------

             AMERITAS ADVISOR VUL Variable Universal Life Insurance

--------------------------------------------------------------------------------

PROSPECTUS:   May 1, 2011

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company

Ameritas Advisor VUL (R)


Individual Flexible Premium                        Ameritas Life Insurance Corp.
Variable Universal Life Insurance Policy                   Separate Account LLVL
--------------------------------------------------------------------------------

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. The Subaccounts are listed in the Investment Options section of this prospectus.

         You may also allocate all or part of your investment to a Fixed Account option, where we have the investment risk. We guarantee a fixed rate of interest on your investment in the Fixed Account.

     Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy.

          Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without
        charge from your sales representative or from our Service Center.


             The Securities and Exchange Commission ("SEC") does not
             pass upon the accuracy or adequacy of this prospectus,
               and has not approved or disapproved the Policy. Any
              representation to the contrary is a criminal offense.

    This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

       No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.


            NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

           Ameritas Life Insurance Corp. (we, us, our, Ameritas Life)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com

Ameritas Advisor VUL                   1

Contacting Us. To answer your questions or to send additional premiums, contact your sales representative or write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                        Interfund Transfer Request Fax:
                                 1-402-467-7923
                           Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found at the online services section of our Internet site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                             Begin on Page

POLICY SUMMARY........................................................3
     Policy Benefits..................................................3
     Policy Risks.....................................................4
CHARGES...............................................................6
     Policy Charges...................................................6
     Portfolio Company Operating Expenses.............................7
CHARGES EXPLAINED....................................................10
     Transaction Charges.............................................10
     Periodic Charges:...............................................10
     Monthly Deductions from Account Value...........................10
     Periodic Charges:...............................................11
     Daily Deductions from Separate Account Assets...................11
INVESTMENT OPTIONS...................................................12
     Separate Account Variable Investment Options....................12
     Fixed Account Investment Option.................................15
     Transfers.......................................................15
     Third Party Services............................................17
     Disruptive Trading Procedures...................................17
     Systematic Transfer Programs....................................18
     Asset Allocation Program........................................19
OTHER IMPORTANT POLICY INFORMATION...................................21
     Policy Application and Issuance.................................21
     Account Value...................................................22
     Telephone Transactions..........................................23
     Electronic Delivery and Communications..........................23
     Misstatement of Age or Gender...................................23
     Suicide.........................................................23
     Incontestability................................................24
     Assignment......................................................24
     Lapse and Grace Period..........................................24
     Reinstatement...................................................24
     Delay of Payments or Transfers..................................24
     Beneficiary.....................................................25
     Minor Owner or Beneficiary......................................25
     Policy Changes..................................................25
     "Right to Examine" Period.......................................25
     Optional Features...............................................25
     Nonparticipating................................................25
POLICY DISTRIBUTIONS.................................................26
     Death Benefit...................................................26
     Policy Loans....................................................27
     Cash Surrender..................................................28
     Partial Withdrawal..............................................28
     Payment of Policy Proceeds......................................29
TAX MATTERS..........................................................30
LEGAL PROCEEDINGS....................................................32
HOW TO GET FINANCIAL STATEMENTS......................................32
RULE 12h-7 EXEMPTION.................................................32
APPENDIX A: Optional Features........................................33
DEFINED TERMS........................................................34
     Illustrations                                            Last Page
     Statement of Additional Information; Registration Statement
     Reports to You

Ameritas Advisor VUL                   2

POLICY SUMMARY
--------------------------------------------------------------------------------

         The Ameritas Advisor VUL Policy is flexible premium variable universal life insurance offered and issued by Ameritas Life Insurance Corp. ("Ameritas Life" or "we"), 5900 "O" Street, Lincoln, Nebraska 68510. The Policy offers variable Investment Options through Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL (the "Separate Account"), a separate account operated by us under Nebraska law, and a fixed interest rate option through the Fixed Account. The Policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. We are obligated to pay all amounts promised under the Policy. Premium is used to create Account Value to cover Policy charges and to generate investment earnings. The amount we require as your first premium depends on the Policy benefits that you elect and the rate class of the Insured. The Policy is called a "flexible premium" policy because you may make any other premium payments you wish at any time. The Policy is referred to as a "variable" life insurance policy because the value of the amount you invest in the Policy may increase or decrease daily based on the investment results of the variable Investment Options that you choose. The amount we pay to the Policy's beneficiary upon the death of the Insured person (the "death benefit proceeds") may vary similarly. The Policy pays death benefit proceeds to the Policy beneficiary upon the Insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The Insured cannot be over age 80 on the Insured's birthday nearest the Policy Date. We will issue the Policy only for an initial Specified Amount of insurance coverage of $100,000 or more. The Policy is subject to the laws of the state where the application is signed.

         POLICY BENEFITS

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. You can take out a Policy loan, make a partial withdrawal from the Account Value, or surrender your Policy completely, subject to payment of any applicable charges and certain restrictions. We will pay Surrender amounts or death benefit proceeds in a lump sum.

Death Benefit.
     o We will pay the death benefit proceeds to the beneficiary when we receive satisfactory proof of death of the Insured while the Policy is in force.
     o    Three death benefit options are available.
Death benefit proceeds are reduced by any Policy Debt and any Monthly Deductions due but unpaid at death. See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Surrender and Partial Withdrawals.
     o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Partial withdrawal charges are shown in the CHARGES section.
     o Restrictions include that we may defer payments from the Fixed Account for up to six months

Loans.
     o    You may borrow a limited amount of Account Value.
     o    Interest accrues on outstanding loan amounts.
     o After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.

Policy Riders.
         When you apply for the Policy, you can request any of the optional supplementary benefit riders that we make available. Charges for most riders will be deducted monthly from the Account Value. (See the CHARGES section.) Availability of riders varies from state to state.

Investment Options.
     o Variable Investment Option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
     o Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
     o You may transfer Account Value between Investment Options, subject to limits.
     o Asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Ameritas Advisor VUL                   3

         Variable Investment Option returns vary, depending upon the investment results of the underlying portfolios. The Investment Options cover a broad spectrum of investment styles and strategies. Although the portfolios that underlie the Subaccounts operate like publicly traded mutual funds, there are important differences. You can transfer money from one investment account to another without tax liability. Also, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio's value and create no taxable event for you. If and when Policy earnings are distributed (generally as a result of a Surrender or withdrawal), they will be treated as ordinary income instead of as capital gains.

         POLICY RISKS

Suitability, Investment Risks, and Underlying Portfolio Risks.
         The Policy is unsuitable for short-term savings or short-term life insurance needs. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

         Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

         As mentioned above, the investment performance of any Investment Option may be good or bad. Your Policy value will rise or fall based on the investment performance of the underlying portfolios of the Subaccounts you select. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each underlying portfolio. There is no assurance that any underlying portfolio will meet its objectives.

Lapse Risks.
         If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. Even if the Policy does lapse, you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

         Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Limitations on Access.
         As mentioned above, partial withdrawals may have certain limits and restrictions. As well, Policy Debt, partial withdrawals and Surrender may be subject to income tax and penalty tax. Policy Debt and partial withdrawals will decrease death benefit protection and may cause the Policy to lapse, in which case you would have no coverage. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction.

Transfer Risks.
         There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

Early Surrender Risks.
         Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you.

Ameritas Advisor VUL                   4

Market Timing Risks.
         Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

         To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section.) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section.). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and
(iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

         While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax Risks.
         Death benefits for individually owned life insurance generally are not subject to income tax. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

         In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the Policy's death benefit. If the limit is violated, the Policy will be treated as a "modified endowment contract," which can have adverse tax consequences. (See the Tax Matters section.) There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your Policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

         There is a tax risk associated with Policy Debt. Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender. This could result in considerable taxable income. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, they might find they have to pay additional premium to keep their policy from lapsing and to avoid a significant tax burden if the policy should lapse.

         Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the Policy and before exercising certain rights under the Policy.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

Ameritas Advisor VUL                   5

CHARGES
--------------------------------------------------------------------------------
         Some charges are rounded.  Charges may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, make a partial withdrawal, or transfer Account Value between Investment Options.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                   Guaranteed
   TRANSACTION CHARGES                                    When Deducted             Maximum              Current
--------------------------------------------------- ----------------------- -------------------- --------------------

PREMIUM CHARGE                                      When each premium is            5%                  3.5%
Calculated as a percentage of each premium          paid.
payment.
(This charge partially offsets state and local
taxes. State premium tax rates range from 0.5%
to 3.5% of premium paid. See the CHARGES EXPLAINED
section for more information.)

--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL FEE                              Upon each withdrawal.           $50                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER CHARGE (per transfer)                      First 15 transfers
                                                    per year:                       $0                   $0
                                                    Each additional
                                                    transfer:                       $10                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- --------------------- ---------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Guaranteed            Current
expenses)                                                                        Maximum (annual)       (annual)
---------------------------------------------------- ---------------------- --------------------- ---------------------
MONTHLY DEDUCTIONS FROM ACCOUNT VALUE
     Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- --------------------- ---------------------
                                                                             Varies (1)           Varies (2)
COST OF INSURANCE                                           Monthly          Minimum       $0.18  Minimum      $0.11
Rates are per $1,000 of the net amount at risk                               Maximum    $1000.00  Maximum   $1000.00
                                                                             Example (3)   $2.55  Example (3)  $1.46
---------------------------------------------------- ---------------------- --------------------- ---------------------
MONTHLY ADMINISTRATIVE CHARGE
       Specified Amounts $100,000 - $249,999                Monthly                  $120                 $120
                Specified Amounts $250,000 +                                         $120                  $90
---------------------------------------------------- ---------------------- --------------------- ---------------------
                                                       Monthly during the    Varies (2)            Varies (2)
MONTHLY SPECIFIED AMOUNT CHARGE                       first 10 Policy years  Policy year 2:        Policy year 2:
Rates are per $1,000 of Specified Amount.            or the first 10 Policy  Minimum        $0.00  Minimum       $0.00
                                                     years after an increase Maximum        $1.23  Maximum       $1.02
                                                       in Specified Amount.  Examples (4,5) $0.54  Example (4,6) $0.45
-----------------------------------------------------------------------------------------------------------------------
DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS
        (to equal the annual percentage stated of the Account Value in the Subaccounts)
---------------------------------------------------- ---------------------- --------------------- ---------------------
RISK CHARGE (for mortality and expense risk)
                             Policy years 1-15               Daily                 0.90%               0.70%
                              Policy years 16+                                     0.30%               0.10%
---------------------------------------------------- ---------------------- --------------------- ---------------------

Periodic Charges Table Footnotes:
     (1) Rate varies by Insured's gender, risk class and Attained Age.
     (2) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time you have had your Policy.
     (3) "Example" charges assume an Insured who is male, best risk class, age 45 when the Policy is issued, a Specified Amount of $250,000, and that the Policy is in its second Policy year.
     (4) "Example" charges assume an Insured who is male, best risk class, age 25 when the Policy is issued, a Specified Amount of $100,000, and that the Policy is in its second Policy year.
     (5) The annual rate is $0.1980 in year 1, $0.5388 in years 2-6, $0.4308 in year 7, $0.3228 in year 8, $0.2160 in year 9, $0.1080 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.
     (6) The annual rate is $0.1644 in year 1, $0.4488 in years 2-6, $0.3588 in year 7, $0.2688 in year 8, $0.1800 in year 9, $0.0900 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.

Ameritas Advisor VUL                   6

---------------------------------------------------------------------------------------------------------------------
                                                                                 Guaranteed            Current
 COST OF OPTIONAL FEATURES                                 When Deducted      Maximum (annual)        (annual)
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCELERATED BENEFIT RIDER                                     N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 CHILDREN'S INSURANCE RIDER                                  Monthly               $5.76                $5.76
 Rate is per $1,000 of the rider benefit amount.
------------------------------------------------------ -------------------- -------------------- --------------------
 PAID-UP INSURANCE BENEFIT ENDORSEMENT                    When Benefit             3.5%                 3.5%
 Calculated as a percentage times the Account Value.         Elected
------------------------------------------------------ -------------------- -------------------- --------------------
 TERM INSURANCE RIDER                                                       Varies (1)            Varies (1)
 Rates are per $1,000 of the rider benefit amount.           Monthly        Minimum       $0.18   Minimum      $0.13
                                                                            Maximum    $1000.00   Maximum    $950.00
                                                                            Example (2)   $2.55   Example (2)  $0.97
------------------------------------------------------ -------------------- -------------------- --------------------
 WAIVER OF MONTHLY DEDUCTION RIDER                                          Varies (1)            Varies (1)
 Rates are per $100 of the Monthly Deduction.                Monthly        Minimum       $1.48   Minimum      $1.48
                                                                            Maximum      $17.28   Maximum     $17.28
                                                                            Example (2)   $4.48   Example (2)  $4.48
------------------------------------------------------ -------------------- -------------------- --------------------

Cost of Optional Features Table Footnotes:
    (1) Rate varies by Insured's gender, risk class and Attained Age.
    (2) "Example" charges assume an Insured who is male, best risk class, age 45 when the rider is issued, and that the rider coverage is in its second year.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our company changes.

         The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                 Guaranteed
NET INTEREST CHARGED ON LOANS                            When Deducted             Maximum             Current
--------------------------------------------------- ----------------------- -------------------- --------------------
LOAN ACCOUNT  (effective annual rates)
   Regular Loan Interest Rate                               Upon each              1.0%                 1.0%
   Preferred Loan Interest Rate  (available only              Policy
   after five Policy years, on only a portion               Anniversary.           0.5%                 0.0%
   of the Policy Debt)
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31,
         2010)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the Policy, followed by a chart showing additional information for each portfolio. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. More detail concerning each portfolio's fees and expenses is contained in the prospectus for that portfolio.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio assets, including                    Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before any Waivers and Reductions                                                    0.06% (1)          1.72% (2)
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions (explained in the footnotes                         0.06% (1)          1.72% (2)
at the end of this section)
------------------------------------------------------------------------------- ------------------ ------------------

(1) Vanguard(R) VIF Money Market Portfolio
(2) Rydex/SGI U.S. Long Short Momentum

---------------------------------------------------------------------------------------------------------------------------------
                                                                         Acquired
                                                                         Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying              Management   12b-1    Other           and       Portfolio      and        after Waivers and
Portfolio Name*                         Fees      Fees**   Fees         Expenses***    Fees      Reductions    Reductions, if any
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                          1.00% (1)   -      0.05% (2)         -          1.05%         -            1.05%
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS (CVP) (1)
---------------------------------------------------------------------------------------------------------------------------------
VP EAFE International Index,           0.66%       -      0.41%             -          1.07%       0.10%          0.97%
---------------------------------------------------------------------------------------------------------------------------------
Class I
---------------------------------------------------------------------------------------------------------------------------------
VP Natural Resources                   0.65%       -      0.22%           0.58%        1.45%       0.10%          1.35%
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (CVS) (1)
---------------------------------------------------------------------------------------------------------------------------------
VP SRI Balanced****                    0.70%       -      0.21%             -          0.91%         -            0.91%
---------------------------------------------------------------------------------------------------------------------------------
VP SRI Equity****                      0.70%       -      0.59%             -          1.29%       0.19%          1.10%
---------------------------------------------------------------------------------------------------------------------------------
VP SRI Strategic****                   0.80%       -      0.12%             -          0.92%         -            0.92%
---------------------------------------------------------------------------------------------------------------------------------

Ameritas Advisor VUL                   7

---------------------------------------------------------------------------------------------------------------------------------
                                                                         Acquired
                                                                         Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying              Management   12b-1    Other           and       Portfolio      and        after Waivers and
Portfolio Name*                         Fees      Fees**   Fees         Expenses***    Fees      Reductions    Reductions, if any
---------------------------------------------------------------------------------------------------------------------------------
DIMENSIONAL FUND ADVISORS
---------------------------------------------------------------------------------------------------------------------------------
VA Global Bond (1)                     0.25%       -      0.06%             -          0.31%         -            0.31%
---------------------------------------------------------------------------------------------------------------------------------
VA International Small (1)             0.50%       -      0.13%             -          0.63%         -            0.63%
---------------------------------------------------------------------------------------------------------------------------------
VA International Value (1)             0.40%       -      0.10%             -          0.50%         -            0.50%
---------------------------------------------------------------------------------------------------------------------------------
VA Short-Term Fixed (1)                0.25%       -      0.05%             -          0.30%         -            0.30%
---------------------------------------------------------------------------------------------------------------------------------
VA U.S. Large Value (1)                0.25%       -      0.05%             -          0.30%         -            0.30%
---------------------------------------------------------------------------------------------------------------------------------
VA U.S. Targeted Value (1)             0.35%       -      0.07%             -          0.42%         -            0.42%
---------------------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
---------------------------------------------------------------------------------------------------------------------------------
Capital Growth VIP                     0.37%       -      0.14%             -          0.51%         -            0.51%
---------------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
---------------------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Cap Value VIP         0.65%       -      0.17%           0.05%        0.87%         -            0.87%
---------------------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                    0.92%       -      0.49%             -          1.41%         -            1.41% (1)
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
---------------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                         0.56%       -      0.09%             -          0.65%         -            0.65% (1)
---------------------------------------------------------------------------------------------------------------------------------
Equity-Income                          0.46%       -      0.10%             -          0.56%         -            0.56% (2)
---------------------------------------------------------------------------------------------------------------------------------
High Income                            0.57%       -      0.12%             -          0.69%         -            0.69%
---------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                  0.32%       -      0.11%             -          0.43%         -            0.43% (2)
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap                                0.56%       -      0.10%             -          0.66%         -            0.66%
---------------------------------------------------------------------------------------------------------------------------------
Overseas                               0.71%       -      0.15%             -          0.86%         -            0.86% (1,2)
---------------------------------------------------------------------------------------------------------------------------------
Strategic Income                       0.57%       -      0.14%             -          0.71%         -            0.71% (2)
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON, Class 2
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond                  0.46%     0.25%    0.09%             -          0.80%         -            0.80%
Securities (1)
---------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I., Series I
---------------------------------------------------------------------------------------------------------------------------------
International Growth                   0.71%       -      0.33%             -          1.04%         -            1.04% (1)
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
---------------------------------------------------------------------------------------------------------------------------------
Research International                 0.90%       -      0.25%             -          1.15%       0.05%          1.10% (1)
---------------------------------------------------------------------------------------------------------------------------------
Utilities                              0.73%       -      0.08%             -          0.81%         -            0.81%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
---------------------------------------------------------------------------------------------------------------------------------
CommodityRealReturn(R) Strategy        0.74%       -      0.19% (1,2)     0.12%        1.05% (3)   0.12% (4)      0.93% (5)
---------------------------------------------------------------------------------------------------------------------------------
Total Return                           0.50%       -      0.15% (2)         -          0.65%         -            0.65%
---------------------------------------------------------------------------------------------------------------------------------
RYDEX/SGI
---------------------------------------------------------------------------------------------------------------------------------
Precious Metals                        0.75%       -      0.81%             -          1.56%         -            1.56%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Long Short Momentum               0.90%       -      0.82%             -          1.72%         -            1.72% (1)
---------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                       0.85%       -        -               -          0.85%         -            0.85%
---------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE (1)
---------------------------------------------------------------------------------------------------------------------------------
Value                                  0.90%       -      0.42%             -          1.32%       0.02%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
UIF, Class I
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                1.22%       -      0.39%             -          1.61%       0.01%          1.60% (1)
---------------------------------------------------------------------------------------------------------------------------------
VANGUARD(R) VIF
---------------------------------------------------------------------------------------------------------------------------------
Balanced                               0.27%       -      0.03%             -          0.30%         -            0.30%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Value                      0.36%       -      0.04%             -          0.40%         -            0.40%
---------------------------------------------------------------------------------------------------------------------------------
Equity Income                          0.31%       -      0.04%             -          0.35%         -            0.35%
---------------------------------------------------------------------------------------------------------------------------------
Equity Index                           0.16%       -      0.03%             -          0.19%         -            0.19%
---------------------------------------------------------------------------------------------------------------------------------
Growth                                 0.36%       -      0.04%             -          0.40%         -            0.40%
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        0.25%       -      0.04%             -          0.29%         -            0.29%
---------------------------------------------------------------------------------------------------------------------------------
International                          0.46%       -      0.05%             -          0.51%         -            0.51%
---------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Index                          0.24%       -      0.04%             -          0.28%         -            0.28%
---------------------------------------------------------------------------------------------------------------------------------
Money Market                           0.02%       -      0.04%             -          0.06%         -            0.06%
---------------------------------------------------------------------------------------------------------------------------------
REIT Index                             0.25%       -      0.05%             -          0.30%         -            0.30%
---------------------------------------------------------------------------------------------------------------------------------
Small Company Growth                   0.38%       -      0.03%             -          0.41%         -            0.41%
---------------------------------------------------------------------------------------------------------------------------------
Total Bond Market Index                0.18%       -      0.03%             -          0.21%         -            0.21%
---------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                  -        -        -             0.20%        0.20%         -            0.20%
---------------------------------------------------------------------------------------------------------------------------------

American Century (1)  The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. For more information about the unified management fee, see The Investment Advisor under the Management section in the fund's prospectus.
American Century (2)  Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.

Ameritas Advisor VUL                   8

CVP (1)  The Investment Advisor Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2012, as shown below.  Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses.  Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
               VP EAFE International Index, Class I                             0.97%
               VP Natural Resources                                             0.77%
CVS (1)  The Investment Advisor, Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.), has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2012, as shown below.  Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
               VP SRI Equity                                                    1.10%
               VP SRI Strategic                                                 0.97%
Dimensional (1)  "Other Fees" include expenses incurred by the fund, including custody, accounting, and administrative expenses.
DWS (1)  Through September 30, 2011, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 1.03% for Global Thematic excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.  The agreement may only be terminated with the consent of the fund's Board.
Fidelity (1)  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.
These offsets may be discontinued at any time.  Including this reduction, the total class operating expenses would have been:
               Initial Class:
               Contrafund (R)                                                   0.63%
               Overseas                                                         0.83%
Fidelity (2)  FMR or its affiliates agreed to waive certain fees during the period from January 1, 2010 through December 31, 2010.
FTVIPT (1)  The Fund administration fee is paid indirectly through the management fee.
Invesco (1)  The Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Expenses after Waivers and Reductions, if any, (excluding certain items discussed below) of Series I shares to 1.11% of average daily net assets.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any, to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4)
extraordinary or non-routine items; (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
MFS (1)  MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Portfolio Fees," do not exceed 1.10% of the fund's average daily net assets annually for
Initial Class shares.  This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.
PIMCO (1)  "Other Fees" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements.  Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO.  The amount of the interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy.
PIMCO (2) "Other Fees" include service fees of 0.15% of the Portfolio's average daily net assets.
PIMCO (3)  Total Portfolio fees excluding interest expense is 1.01%.
PIMCO (4)   PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I
LTD. (the "Subsidiary") to PIMCO.  The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.  This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the Subsidiary is in place.
PIMCO (5)  Total Expenses after Waivers and Reductions, if any, excluding interest expense is 0.89%.
Rydex|SGI (1)  Includes 0.01% Short Dividend Expense. Short Dividend Expense occurs because the Fund short-sell equity securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense"
is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Third Avenue (1)  The Fund's advisor has contractually agreed, for a period of one year from the date of this prospectus, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.
UIF (1)  The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses
(such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed the
1.60%.  The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

* Short cites are used in this list.  The "Investment Options" section uses complete Portfolio names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares.  Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.
*** Some portfolios invest in other investment companies (the "acquired portfolios").  In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
**** Sustainable and Responsible Investment ("SRI")

Ameritas Advisor VUL                   9

CHARGES EXPLAINED
--------------------------------------------------------------------------------
         The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown. Please review both prospectus sections for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options.

         TRANSACTION CHARGES

o        Premium Charge
         We currently charge a percentage of each Policy premium payment we receive as a Premium Charge. This charge partially offsets premium taxes imposed by some states and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

o        Surrender Charge
         This Policy has no surrender charge.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. This partial withdrawal charge will be allocated the same as the partial withdrawal itself. Taxes and tax penalties may apply.

o        Transfer Charge
         We may charge a transfer charge for any transfer in excess of 15 transfers per Policy year. You may tell us how to allocate the transfer charge.

         PERIODIC CHARGES:
         MONTHLY DEDUCTIONS FROM ACCOUNT VALUE

         On each Monthly Date, we will deduct an amount from your Account Value to pay us for providing the benefits of the Policy. This amount is called the Monthly Deduction. It equals the sum of monthly charges for the cost of insurance, administrative charge, specified amount charge, and the costs of any riders. You may tell us how to allocate the Monthly Deduction.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, risk class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and risk class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

         The Cost of Insurance each month equals:
          -    The Net Amount at Risk for the month; multiplied by
          - The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
          -    $1,000.

Ameritas Advisor VUL                   10

o        Administrative Charge
         This monthly charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge. The maximum monthly administrative charge is shown on your Policy schedule.

o        Specified Amount Charge
         For certain risk classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

o        Costs of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES:
         DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Policy Debt
         If you borrow from your Account Value, interest accrues on outstanding loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Debt. See the POLICY LOANS section for more information on applicable interest rates.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each portfolio's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

Ameritas Advisor VUL                   11

INVESTMENT OPTIONS
--------------------------------------------------------------------------------
         The Policy allows you to choose from a wide array of Investment Options
- each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable Investment Options ("Subaccounts") or the Fixed Account option. Allocations must be in whole percentages and total 100%. The Subaccounts, which invest in underlying portfolios, are listed and described in this section of this prospectus.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     Read the prospectuses for the underlying portfolios together with this prospectus for more information

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law,
(ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

                 You bear the risk that the variable Investment
                    Options you select may fail to meet their
                 objectives, that they could decrease in value,
                       and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and generally the income or loss of one has no effect on the investment performance of any other. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objectives, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

The value of your Policy will go up [arrow symbol pointing up] or down [arrow symbol pointing down] based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

Ameritas Advisor VUL                   12

         The Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

------------------------------------------------------------------------------------------------------------------------------------
                          FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                            Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------------------------------------------------------------------------
                 American Century Investments                                   American Century Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                           Long-term capital growth; income is secondary.
------------------------------------------------------------------------------------------------------------------------------------
               Calvert Variable Products, Inc.*                                     Calvert Investment Management, Inc.
                                                                               (Named Calvert Asset Management Company, Inc.
                                                                                              prior to 4/30/11)
------------------------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World            Index:  MSCI EAFE Index.
Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit Investment                Capital growth.
Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                                    Calvert Investment Management, Inc.
                                                                           (Named Calvert Asset Management Company, Inc.
                                                                                         prior to 4/30/11)
------------------------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New                   Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
(Calvert VP Balanced Index prior to merger 5/1/11)
------------------------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management              Capital growth.
Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment                 Long-term capital appreciation; current income is
Management, Inc.                                                          secondary.
------------------------------------------------------------------------------------------------------------------------------------
            DFA Investment Dimensions Group Inc.                                      Dimensional Fund Advisors LP
------------------------------------------------------------------------------------------------------------------------------------
VA Global Bond Portfolio                                                  Market rate of return with low relative volatility.
------------------------------------------------------------------------------------------------------------------------------------
VA International Small Portfolio - Dimensional Fund Advisors              Long-term capital appreciation.
Ltd. ("DFAL") and DFA Australia Limited ("DFAA")
------------------------------------------------------------------------------------------------------------------------------------
VA International Value Portfolio - DFAL and DFAA                          Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
VA Short-Term Fixed Portfolio                                             Stable real return in excess of the rate of inflation.
------------------------------------------------------------------------------------------------------------------------------------
VA U.S. Large Value Portfolio                                             Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
VA U.S. Targeted Value Portfolio                                          Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
                  DWS Variable Series I                                        Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                                 Long-term growth of capital.
(DWS Health Care VIP Portfolio prior to merger 5/1/11)
------------------------------------------------------------------------------------------------------------------------------------
                 DWS Variable Series II                                        Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -                   Long-term capital appreciation.
Dreman Value Management, L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A - Global Thematic              Long-term capital growth.
Partners, LLC
------------------------------------------------------------------------------------------------------------------------------------
         Fidelity  Variable Insurance Products                                    Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity  VIP Contrafund  Portfolio, Initial Class 1,2,3                  Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity  VIP Equity-Income Portfolio, Initial Class 1,2,3                Index:  S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity  VIP High Income Portfolio, Initial Class 1,2                    Income and growth.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity  VIP Investment Grade Bond Portfolio, Initial Class 1,4          Bond.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity  VIP Mid Cap Portfolio, Initial Class 1,2,3                      Long-term growth.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity  VIP Overseas Portfolio, Initial Class 1,2,3                     Long-term growth.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity  VIP Strategic Income Portfolio, Initial Class 1,2,3,4           Income.
------------------------------------------------------------------------------------------------------------------------------------
Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3) Fidelity Management & Research
 (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Templeton Variable Insurance Products Trust                                   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities Fund, Class 2                            Current income, consistent with preservation of capital,
                                                                          with capital appreciation as secondary.
------------------------------------------------------------------------------------------------------------------------------------
              AIM Variable Insurance Funds                                              Invesco Advisers, Inc.
          (Invesco Variable Insurance Funds)
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                          Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
           MFS(R) Variable Insurance Trust                                        Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Series, Initial Class                       Seeks capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                    Seeks total return.
------------------------------------------------------------------------------------------------------------------------------------
            PIMCO Variable Insurance Trust                                       Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio,                          Seeks maximum real return.
Administrative Class
------------------------------------------------------------------------------------------------------------------------------------

Ameritas Advisor VUL                   13

------------------------------------------------------------------------------------------------------------------------------------
                    FUND NAME                                                               INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                            Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                        Seeks maximum total return.
------------------------------------------------------------------------------------------------------------------------------------
                  Rydex Variable Trust                                                    Security Global Investors
------------------------------------------------------------------------------------------------------------------------------------
Rydex Precious Metals Fund                                                Seeks to provide capital appreciation by investing in U.S.
                                                                          and foreign companies that are involved in the precious
                                                                          metals sector.
------------------------------------------------------------------------------------------------------------------------------------
Rydex/SGI U.S. Long Short Momentum Fund                                   Seeks long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
           T. Rowe Price Equity Series, Inc.                                           T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                                  Seeks Long-term capital growth.  Income is a secondary
                                                                          objective.
------------------------------------------------------------------------------------------------------------------------------------
          Third Avenue Variable Series Trust                                          Third Avenue Management LLC
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                              Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
       The Universal Institutional Funds, Inc.                                   Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan                   Long-term capital appreciation by investing primarily in
Stanley Investment Management Company and Morgan Stanley                  growth oriented equity securities of issuers in emerging
Investment Management Limited                                             market countries.
------------------------------------------------------------------------------------------------------------------------------------
         Vanguard(R) Variable Insurance Fund                                         The Vanguard Group. Inc. 1
                                                                                Wellington Management Company, LLP 2
                                                                            Barrow, Hanley, Mewhinney & Strauss, Inc. 3
                                                                                      AllianceBernstein L.P. 4
                                                                                 William Blair & Company, L.L.C. 5
                                                                          Schroder Investment Management North America, Inc. 6
                                                                                  Baillie Gifford Overseas Ltd. 7
                                                                              Granahan Investment Management, Inc.8
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Balanced Portfolio 2                                          Growth and Income.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Diversified Value Portfolio 3                                 Growth and Income.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Income Portfolio 1,2                                   Growth and income.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Index Portfolio 1                                      Index - Growth and income.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Growth Portfolio 4,5                                          Growth.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) High Yield Bond Portfolio 2                                   Income.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) International Portfolio 6,7                                   Growth.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Mid-Cap Index Portfolio 1                                     Index - Growth and income.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Money Market Portfolio 1                                      Money Market.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) REIT Index Portfolio 1                                        Income and Growth.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Small Company Growth Portfolio 8                              Growth.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Bond Market Index Portfolio 1                           Index - Bonds.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Stock Market Index Portfolio 1                          Index:  S&P Total Market Index.
------------------------------------------------------------------------------------------------------------------------------------

* These funds are part of and their investment adviser and Summit Investment Advisors, Inc. are indirect subsidiaries of the UNIFI(R) Mutual Holding Company ("UNIFI(R)"), the ultimate parentof Ameritas Life. Also, Calvert Investment Distributors, Inc., an indirect subsidiary of UNIFI(R), is the underwriter for these funds.

o       Adding, Deleting, or Substituting Variable Investment Options
        We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

        We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

        Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

        We will notify you of any changes to the variable investment options.

Ameritas Advisor VUL                   14

o       Resolving Material Conflicts - Underlying Investment Interests
        In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

o       Voting Rights
        As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

        FIXED ACCOUNT INVESTMENT OPTION
        The Policy has one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that interest will remain at the minimum guaranteed rate for the life of the Policy.

         Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations. The general account includes all of our assets, except those assets segregated in separate accounts. We have sole discretion to invest the assets of the general account, subject to applicable law, and we bear the risk that assets in the Fixed Account will perform better or worse than the interest we pay. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. The general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy owners by having a detrimental effect on investment portfolio management. In addition to the right of each portfolio to impose redemption fees on short-term trading, we may reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio investment adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

         We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio's investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser's own standards, as stated in the Subbacount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

Ameritas Advisor VUL                   15

         Subject to restrictions prior to the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more Investment Options.
          o We must receive notice of the transfer request by either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). Request for Rydex transfers must be received by 2:30 p.m. Central Time to be processed the same day. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy year;
               -    may be delayed up to six months;
               -    is limited during any Policy year to the greatest of:
                    - 25% of the Account Value in the Fixed Account on the date of the transfer;
                    - the amount of any Fixed Account transfer that occurred during the prior 13 months; and,
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain investment advisers, such as for Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the Money Market Subaccount. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that

Ameritas Advisor VUL                   16
may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

         Time Period for Special Transfer
         At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

         THIRD PARTY SERVICES
         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy's performance. The risks and harmful effects of disruptive trading include:

          o dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
          o Reduced investment performance due to adverse effects on portfolio management by:
               - impeding a portfolio investment adviser's ability to sustain an investment objective;
               - causing the portfolio to maintain a higher level of cash than would otherwise be the case;
               - causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
          o increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy Owners invested in those separate accounts, not just those making the transfers.

         Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to

Ameritas Advisor VUL                   17
impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS
         Transfers under any systematic transfer program do count toward the 15 free transfers limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

Ameritas Advisor VUL                   18

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.

          o We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.

          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the Right to Examine Transfer Date.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         ASSET ALLOCATION PROGRAM

         We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("Summit"). These model recommendations are offered to you through an agreement between Ameritas Life and Summit. The Program consists of five models, ranging from aggressive to conservative. Summit provides Ameritas Investment Corp. ("AIC"), our majority owned subsidiary, with ongoing recommendations and monitoring of the portfolios that comprise the models.

Ameritas Advisor VUL                   19

         To participate in the Program:
          o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by

               AIC as recommended by Summit. AIC has no discretionary authority to execute any other transfers for your Policy.

          o    You must complete the Asset Allocation questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.

          o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon Summit's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

          o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy.
          o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the owner will be returned.

         Potential Conflicts of Interest
         AIC and Summit may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. Summit is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI(R) Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit. CIM and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. Summit may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the Program. We may modify or discontinue the Asset Allocation Program at any time.

Ameritas Advisor VUL                   20

OTHER IMPORTANT POLICY INFORMATION
--------------------------------------------------------------------------------
         POLICY APPLICATION AND ISSUANCE

         The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount (or "face amount") of life insurance is $100,000. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully

         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

o        Application in Good Order
          o All application questions must be answered, but particularly note these requirements:
          o The Owner's and Insured's full name(s), Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature (if applicable) must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
          o Please give us your email address to facilitate receiving updated Policy information by electronic delivery.
          o There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o Your agent (if applicable) must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We reserve the right to reject any premiums. We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least the Monthly Deduction times the number of months between the Policy Date and the date the Policy is issued plus one month.
         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o    Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic
               Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to the Account Value.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Allocating Premium
         You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account option. The initial allocation instructions in your Policy application will be used for additional premiums until you change your allocation instructions.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.

Ameritas Advisor VUL                   21

          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received prior to your Policy's Right to Examine Transfer Date.

         Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the Money Market Subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

         Until your Policy is issued, premium payments we receive are held in our general account.

         ACCOUNT VALUE

         On your Policy's Issue Date, Account Value (or "policy value" or "accumulation value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deductions since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the loan account, plus any Net Premium received that Business Day, but not yet allocated.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's unit value by the number of Accumulation Units held in that Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

         The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
          o    the daily risk charge.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

         The number of Accumulation Units in a Subaccount will increase when:
          o    Net Premiums are credited to it; or
          o amounts are transferred to it from other Subaccounts, the Fixed Account, or the loan account.

         The number of Accumulation Units in a Subaccount will decrease when:
          o partial withdrawals (and any partial withdrawal fees) are taken from it;
          o    Monthly Deductions are taken from it;
          o    transfer charges are taken from it; or
          o amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Account Value of the Fixed Account on any Business Day equals:
          o    Net Premiums credited to the Fixed Account; plus
          o any transfers from the Subaccounts or the loan account to the Fixed Account; plus
          o    interest credited to the Fixed Account; minus
          o any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
          o the Fixed Account's share of any Monthly Deductions from Account Value; minus
          o    any transfer charges taken from the Fixed Account; minus
          o amounts transferred from the Fixed Account to the Subaccounts or the loan account.

Ameritas Advisor VUL                   22

         Loan Account Value
         The Account Value in the loan account on any Business Day equals:
          o    amounts transferred to the loan account from the Investment
               Options (the Subaccounts and the Fixed Account); plus
          o    interest credited to the loan account; minus
          o amounts transferred from it into the Investment Options. (Also see DEFINED TERMS for the definition of "Policy Debt.")

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among Investment Options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2:30 p.m. Central Time for same day processing. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         ELECTRONIC DELIVERY AND COMMUNICATIONS

         You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

         We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

         MISSTATEMENT OF AGE OR GENDER

         If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, and cost of insurance rates from the Policy Date.

         SUICIDE

         We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the date the Policy was issued. In Montana, the amount we will return will be the premiums received, less any partial withdrawals and Policy Debt, as stated above, or if greater, we will return the reserve determined according to the commissioner's reserve valuation method. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the effective date of any increase.

Ameritas Advisor VUL                   23

         INCONTESTABILITY

         We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

ASSIGNMENT

         You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. An assignment is subject to any Policy Debt.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

           Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Loans and Other Distributions.

         This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges.

o        Grace Period

         If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:
          o    Written application signed by you and the Insured;
          o Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to (a + b - c) divided by (d) where:
               (a) is the sum of all due and unpaid Monthly Deductions during the grace period;
               (b) is the sum of Monthly Deductions for three months from the date of reinstatement;
               (c)  is the Account Value at the beginning of the grace period;
                    and
               (d)  is one minus the premium charge.
          o    Repayment or reinstatement of any outstanding Policy Debt.

         The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

         The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
          o the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
          o    the SEC permits delay for the protection of security holders; or

Ameritas Advisor VUL                   24

          o an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the subaccounts.
The applicable rules of the SEC will govern as to whether these conditions exist.

         We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

         BENEFICIARY

         The beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary beneficiary and any contingent beneficiaries in your application. If no primary beneficiary is living when the Insured dies, we will pay to the contingent beneficiary. If no contingent beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that beneficiary died first.

         Unless your beneficiary designation provides otherwise, we will follow these rules:
          o We will pay equal shares when more than one beneficiary of the same class is to share the funds.
          o No revocable beneficiary has rights in this Policy until the Insured dies.
          o An irrevocable beneficiary cannot be changed without his or her consent.
          o The interest of any beneficiary is subject to the rights of any assignee shown on our records.
          o When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

         You may change your beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

         MINOR OWNER OR BENEFICIARY

         Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and then only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page. When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

         "RIGHT TO EXAMINE" PERIOD

         You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. (The "right to examine" period is longer in some states, ranging from 15 to 30 days.) If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas Life selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Debt and partial withdrawals, unless otherwise required by state law.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

         NONPARTICIPATING

         The Policy is nonparticipating. No dividends will be paid under the Policy.

Ameritas Advisor VUL                   25

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------

         The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

         DEATH BENEFIT

         Upon the Insured's death, we will pay to the Policy beneficiary:
          o the death benefit on the Insured's life under the death benefit option in effect; plus
          o any additional life insurance proceeds provided by any optional benefit or rider; minus
          o    any Policy Debt; minus
          o any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

         We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

o        Death Benefit Options
         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Death Benefit Option A
         Under Option A, the death benefit is the greater of:
          o    the Specified Amount of insurance coverage; and
          o    the Account Value multiplied by the corridor factor.

Death Benefit Option B
         Under Option B, the death benefit is the greater of:
          o    the Specified Amount of insurance coverage plus the Account
               Value; and
          o    the Account Value multiplied by the corridor factor.

Death Benefit Option C
         Under Option C, the death benefit is the greater of:
          o the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
          o    the Account Value multiplied by the corridor factor.
         If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

         When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, the guideline premium limitations do not apply. The corridor factors are higher for the cash value accumulation test than for the guideline premium test. The corridor factors are shown in the Policy schedule.

o        Changes in Death Benefit Option
         You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Ameritas Advisor VUL                   26

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
o    There is no fee to change your Policy death benefit option.
o Changing from Option B to Option A, or from Option C to Option A: The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
o Changing from Option A to Option B, or from Option C to Option B: The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
o The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

o        Changes in Specified Amount

         The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section.).

         Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

         In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.

INCREASE [arrown symbol pointing up] in Coverage Rules
o The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
o An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time. (Underwriting requirements do not apply to requested increases if certain riders are part of your Policy.)
o Any increase of the Specified Amount will be subject to increased cost of insurance charges and monthly Specified Amount charges, based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE [arrown symbol pointing down] in Coverage Rules
o    The amount of any decrease may be no less than $1,000.
o    Any reduction in the Specified Amount will be in the following order:
     -    first, reduce the most recent increase of the Specified Amount;
     -    then, the next most recent increases; and
     -    finally, the Policy's initial Specified Amount.
o Any decrease of the Specified Amount you request will not reduce the monthly Specified Amount charges in effect at the time of the decrease.
o The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.

No Maturity Date

         This Policy does not have a maturity date. There are no cost of insurance charges after the Insured reaches Attained Age 121.

POLICY LOANS

         You may obtain a loan from the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

Ameritas Advisor VUL                   27

         Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Loans and Other Distributions.

                  Amount You Can Borrow                                          Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Standard Policy Loan.  You may borrow no more than:             Standard  Loan  Interest  Rate.  Current  net  annual
o      the Cash Surrender Value; minus                          loan  interest  rate of 1.0%:  we  charge  a  current
o      loan interest on Policy Debt  including the requested    interest  rate  with a 4.0%  effective  annual  yield
       loan to the next Annual Date; minus                      (guaranteed  not to exceed 4.0%),  but we also credit
o      the sum of the next three Monthly Deductions.            an interest  rate with an  effective  annual yield of
                                                                3.0% to any amounts in the loan account.
--------------------------------------------------------------- ------------------------------------------------------
                   Amount You Can Borrow                                          Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Preferred  Rate Policy Loan.  After  five (5) Policyyears,  a   Preferred  Loan  Interest  Rate.  Current  net annual
portion of the Policy Debt may qualify for the preferred loan   loan  interest  rate of 0.0%:  we  charge  a  current
interest rate. The portion  eligible for  the  preferred loan   interest  rate  with a 3.0%  effective  annual  yield
interest rate is:                                               (guaranteed  not to exceed 3.5%),  but we also credit
o      the Account Value; plus                                  an interest  rate with an  effective  annual yield of
o      the sum of partial withdrawals taken, minus              3.0% to any amounts in the loan account.
o      the sum of premiums paid.

Loan Rules
o    The Policy must be assigned to us as security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a loan account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
o Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy Debt exceeds Account Value minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o You may repay Policy Debt in full or in part any time while the Policy is in force. We will deduct the amount of the loan repayment from the loan account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.
o The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.
o We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.

         CASH SURRENDER

         While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

         Cash Surrender Rules
          o We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o    The Policy has no surrender charge.
          o We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

PARTIAL WITHDRAWAL

         While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal charge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

Ameritas Advisor VUL                   28

         If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any fee.

         If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
o The applicable Partial Withdrawal Charge is stated in the CHARGES section of this prospectus.
     - The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a Pro-Rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o We may require proof of your age or survival or the age or survival of the payee.
o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

o      Payment of Death Benefit Proceeds

         We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

Ameritas Advisor VUL                   29

TAX MATTERS
--------------------------------------------------------------------------------

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

o      Life Insurance Qualification; Tax Treatment of Death Benefit

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and

          o the death benefit should be fully excludable from the beneficiary's gross income; however, special rules apply to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of a life insurance contract should consult a tax adviser.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

o        Special Considerations for Corporations and Employers

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although

Ameritas Advisor VUL                   30
increases to the Policy's Cash Surrender Value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.

"Cost Basis in the Policy" means:
o the total of any premium payments or other consideration paid for the Policy, minus
o    any withdrawals previously recovered that were not taxable.


o        Tax Treatment of Loans and Other Distributions

         Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
     o All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
     o Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
     o A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon Surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

o      Other Policy Owner Tax Matters

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance

Ameritas Advisor VUL                   31
protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

         Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

         Also, on July 30, 2002, the Sarbanes-Oxley act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

HOW TO GET FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

RULE 12h-7 EXEMPTION
--------------------------------------------------------------------------------

         Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.


Ameritas Advisor VUL                   32

APPENDIX A: Optional Features
--------------------------------------------------------------------------------

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider, if any, is explained in the CHARGES section.

o    Accelerated Benefit Rider
     This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness. The amount available as a living benefit is less than the total death benefit payable under the Policy.

o    Children's Insurance Rider
     This rider provides term life insurance protection, as defined in the rider, for the Insured's children.

o    Paid-Up Insurance Benefit Endorsement
     This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.

o    Term Insurance Rider
     This rider provides term insurance upon an individual other than the Insured.

o    Waiver of Monthly Deduction Rider
     This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

Ameritas Advisor VUL                   33

DEFINED TERMS
--------------------------------------------------------------------------------
Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the loan account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the loan account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value minus any Policy Debt.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our general account.

Insured means the person shown on the Policy schedule upon whose life this Policy is issued.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured's age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured's age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Ameritas Advisor VUL                   34

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

We, Us, Our, Ameritas Life means Ameritas Life Insurance Corp.

Written Notice means information we have received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. The Insured may or may not be the Owner.

--------------------------------------------------------------------------------

Ameritas Advisor VUL                   35

                                    THANK YOU
            for reviewing this prospectus. You should also review the
         fund prospectuses for the portfolio underlying each Subaccount variable Investment Option you wish to select.

                             IF YOU HAVE QUESTIONS,
          for marketing assistance or other product questions prior to issue (without charge), telephone us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                for all other matters, write or telephone us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                       Toll-Free Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                        Internet: www.direct@ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to process your Policy elections and changes accurately. Many service forms can be found in the "Products & Services" section of our Internet site. Or, call us at our toll-free number and we will send you the form you need.

ILLUSTRATIONS

         Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

         STATEMENT OF ADDITIONAL INFORMATION;
         REGISTRATION STATEMENT

         A Statement of Additional Information ("SAI") dated May 1, 2011 contains other information about the Separate Account and the Policy. You may obtain a copy by calling our toll-free telephone number, at the left. Within three Business Days after we receive your request for an SAI, we will send your copy, without charge, by first class mail or email. Information about the Separate Account (including the SAI), is available on the SEC's Internet site (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-151912"), or can be reviewed and, for a fee, copied at or ordered from the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549-0102. (You may direct questions to the SEC at 202-551-8090.)

         REPORTS TO YOU

         We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account, the annual report will also be the only confirmation you have of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Debt, transfers between Investment Options, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive additional periodic reports that the SEC may require.

(c) 2011 Ameritas Life Insurance Corp.

                      [Ameritas Life Insurance Corp. Logo]
                                           A UNIFI Company

Ameritas Advisor VUL           Last Page           SEC Registration #: 811-08868

--------------------------------------------------------------------------------

Statement of Additional Information:  May 1, 2011
to accompany Policy Prospectuses dated: May 1, 2011

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company

LOW-LOAD VARIABLE LIFE INSURANCE POLICIES
offered through
AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
--------------------------------------------------------------------------------
TABLE OF CONTENTS                       Page

About Our Company                         1

Services                                  2
Underwriter
Distribution of the Policy

More Information on Charges               3
Distribution of Materials

Advertising                               4
Performance Data
Asset Allocatoion Program

Licensing Agreement                       6
Financial Statements

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                             www.ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at www.ameritasdirect.com or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policy are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas Life") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in the prospectus and are responsible for providing each Policy's insurance benefits. We are engaged in the business of issuing life insurance and annuities, group dental, eye care, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New
York). Through our Ameritas Advisor Services division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals.

         We are a stock life insurance company - Nebraska's first life insurance company - organized under the laws of the State of Nebraska in 1887. We are wholly-owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI(R) Mutual Holding Company ("UNIFI(R)"), a Nebraska mutual insurance holding company. "UNIFI(R) Companies" is a marketing name for the subsidiaries of UNIFI(R). The UNIFI(R) Companies are a diversified family of financial services businesses. For a complete list of the UNIFI(R) Companies and their products and services, visit the UNIFI(R) Companies' website at www.unificompanies.com. Each UNIFI Company(R) is solely responsible for its own financial condition and contractual obligations.

ALIC Separate Account LLVL       SAI: 1     Statement of Additional Information

         SERVICES

         Affiliates of Ameritas Life provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVL (the "Registrant"). These services are provided under the UNIFI(R) companies' Amended and Restated General Administrative Services Agreement dated January 1, 2011 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas Life. The Agreement is not an agreement of or an expense to the Registrant. For the services provided to Ameritas Life relating to the Registrant and its variable life insurance policies under the terms of teh Agreement, Ameritas Life paid the following amounts to the listed affiliates in the last three years:

                                          -------------- -------------- --------------
AFFILIATE:*             YEAR:                 2008           2009           2010
---------------------------------------------------------------------- ---------------
Acacia Life Insurance Company                  $4,234       $16,415       $16,486
---------------------------------------------------------------------- ---------------
The Union Central Life Insurance Company     $455,258       $97,080      $466,245
---------------------------------------------------------------------- ---------------
* Each affiliate listed became a wholly-owned subsidiary of Ameritas Life in 2009.

Ameritas Life entered into a Service Agreement dated May 1, 2010 with its affiliate, Summit Investment Advisors, Inc. ("Summit"), for the purpose of Summit developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. For services Summit performed under this agreement for Ameritas Life Insurance Corp. Separate Account LLVL in the year ended December 31, 2010, Ameritas Life paid Summit $303.07.

Matters of state and federal law pertaining to the policies have been reviewed by the UNIFI(R) legal staff.

UNDERWRITER

         The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. We are the majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                       --------------- --------------- --------------
                                                                YEAR:       2008            2009           2010
---------------------------------------------------------------------- --------------- --------------- --------------
Variable life insurance compensation we paid to AIC that was paid to        $24,254        $12,461          $1,449
other broker-dealers and representatives (not kept by AIC).
---------------------------------------------------------------------- --------------- --------------- --------------
Variable life insurance compensation earned and kept by AIC.                      0              0              $0
---------------------------------------------------------------------- --------------- --------------- --------------
Fees we paid to AIC for variable life insurance Principal                         0        $57,861         $20,236
Underwriter services.
---------------------------------------------------------------------- --------------- --------------- --------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority. All persons selling the Policy must be registered representatives of the Distributors, and also must be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Distribution Compensation for Currently Sold Products
     o Ameritas Advisor VUL: We pay commissions for the sale of the Policies up to 15% of first-year target premium and 2% of premiums above that amount paid in the first Policy Year.

ALIC Separate Account LLVL       SAI: 2     Statement of Additional Information

Distribution Compensation for Products No Longer Being Sold
     o Low-Load Survivorship Variable Universal Life: During the first Policy Year, compensation may equal an amount up to 15% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium.

     o Low-Load Variable Life: During the first Policy Year, compensation may equal an amount up to 9% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

         Compensation arrangements may vary among broker-dealers. Also, we may pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

o        Underwriting Procedure
         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Table. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         The actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several Owners with the same last name who share a common address or post office box.

ALIC Separate Account LLVL       SAI: 3     Statement of Additional Information

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our Web Site and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from Separate Account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         ASSET ALLOCATION PROGRAM

The Service
         Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("Summit"), a registered investment advisor, which, like Ameritas Life, is wholly owned by AHC and ultimately by UNIFI(R). AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

         If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

         If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly

ALIC Separate Account LLVL       SAI: 4     Statement of Additional Information
allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models

         Development of the Program models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, Summit determines how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. Summit may also choose passively managed index investment options to optimize returns for a given risk profile. Summit's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, Summit looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. Summit avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
         Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

         When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

         When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
         Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

         Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

         Potential Conflicts of Interest. AIC and Summit may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI(R) Mutual Holding

ALIC Separate Account LLVL       SAI: 5     Statement of Additional Information

Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit, also an affiliate of ours. CIM and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models. Neither AIC nor we dictate to Summit the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). Summit may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

         LICENSING AGREEMENT

         The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

        FINANCIAL STATEMENTS

         The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI(R) Mutual Holding Company, as of December 31, 2010 and 2009, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2010, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ALIC Separate Account LLVL      SAI:6        Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") as of December 31, 2010 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2010, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 18, 2011

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                            STATEMENTS OF NET ASSETS
                            ------------------------
                               DECEMBER 31, 2010
                               -----------------

ASSETS
INVESTMENTS AT FAIR VALUE:

  Calvert Variable Series, Inc. (Calvert):
  ----------------------------------------
    Calvert VP SRI Balanced Portfolio (Balanced) -
      85,139.647 shares at $1.695 per share (cost $143,175)                        $     144,312
    Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
      4,434.794 shares at $32.96 per share (cost $120,994)                               146,171
    Calvert VP SRI Equity Portfolio (Social Equity) -
      393.834 shares at $19.35 per share (cost $7,173)                                     7,621
    Calvert VP Small Cap Growth Portfolio (Small Cap) -
      646.240 shares at $43.66 per share (cost $18,527)                                   28,215
    Calvert VP SRI Core Strategic Portfolio (Core Strategies) -
      25,251.513 shares at $18.12 per share (cost $398,797)                              457,557
  DWS Investments VIT Funds (Scudder):
  ------------------------------------
    DWS Equity 500 Index VIP Portfolio, Class A (Equity 500) -
      10,922.100 shares at $13.17 per share (cost $139,362)                              143,844
    DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
      73,643.079 shares at $12.41 per share (cost $835,539)                              913,911
  DWS Variable Series II (Scudder):
  ---------------------------------
    DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
      34,574.905 shares at $12.21 per share (cost $329,720)                              422,160
    DWS Global Thematic VIP Portfolio, Class A (Global) -
      12,286.651 shares at $9.28 per share (cost $102,288)                               114,020
  DWS Variable Series I (Scudder):
  --------------------------------
    DWS Health Care VIP Portfolio, Class A (Health Care) -
      6,057.281 shares at $11.34 per share (cost $61,666)                                 68,690
  Fidelity Variable Insurance Products (Fidelity):
  ------------------------------------------------
    Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
      121,636.621 shares at $23.88 per share (cost $2,931,588)                         2,904,683
    Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
      40,934.536 shares at $23.81 per share (cost $955,762)                              974,651
    Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
      36,207.094 shares at $5.54 per share (cost $199,636)                               200,587
    Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
      36,417.535 shares at $12.83 per share (cost $471,051)                              467,237
    Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
      107,322.958 shares at $32.52 per share (cost $3,045,251)                         3,490,143
    Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
      37,717.047 shares at $16.77 per share (cost $707,995)                              632,515


The accompanying notes are an integral part of these financial statements.

                                      FS-2

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                            STATEMENTS OF NET ASSETS
                            ------------------------
                               DECEMBER 31, 2010
                               -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Fidelity Variable Insurance Products (Fidelity), continued:
  -----------------------------------------------------------
    Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
      33,211.293 shares at $11.36 per share (cost $368,929)                        $     377,280
    Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Inc. IC) -
      6,337.723 shares at $19.02 per share (cost $110,651)                               120,543
    Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
      10,870.416 shares at $5.57 per share (cost $60,179)                                 60,548
    Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
      2,936.251 shares at $32.69 per share (cost $78,136)                                 95,986
  AIM Variable Insurance Funds (AIM):
  -----------------------------------
    Invesco V.I. Financial Services Fund Portfolio, Series I (Financial) -
      35,598.019 shares at $5.62 per share (cost $214,699)                               200,061
    Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
      17,317.840 shares at $16.71 per share (cost $296,808)                              289,381
    Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
      42,955.306 shares at $16.00 per share (cost $520,711)                              687,285
    Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
      18,008.334 shares at $28.69 per share (cost $445,828)                              516,659
    Invesco V.I. Leisure Fund Portfolio, Series I (Leisure) -
      634.531 shares at $7.94 per share (cost $4,676)                                      5,038
  Janus Aspen Series - Institutional Funds (Janus):
  -------------------------------------------------
    Janus Portfolio (Growth) -
      3,926.454 shares at $24.26 per share (cost $67,822)                                 95,256
  Neuberger Berman Advisers Management Trust (Neuberger Berman):
  --------------------------------------------------------------
    Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
      64,279.276 shares at $10.59 per share (cost $651,260)                              680,718
    Neuberger Berman AMT Growth Portfolio, Class I (Growth) -
      73,109.130 shares at $18.61 per share (cost $1,164,064)                          1,360,561
    Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
      129.289 shares at $18.94 per share (cost $2,002)                                     2,449
    Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
      58,814.466 shares at $11.20 per share (cost $684,618)                              658,722
    Neuberger Berman AMT Mid-Cap Growth Portfolio, Class I (Mid-Cap) -
      463.778 shares at $27.42 per share (cost $11,637)                                   12,717
    Neuberger Berman AMT Partners Portfolio, Class I (Partners) -
      259,466.592 shares at $11.27 per share (cost $3,365,537)                         2,924,188
    Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
      1,515.398 shares at $15.36 per share (cost $19,487)                                 23,277


The accompanying notes are an integral part of these financial statements.

                                      FS-3

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                            STATEMENTS OF NET ASSETS
                            ------------------------
                               DECEMBER 31, 2010
                               -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Rydex Variable Trust/SGI (Rydex):
  ---------------------------------
    Rydex Nova Fund Portfolio (Nova) -
      6,233.249 shares at $73.22 per share (cost $391,808)                         $     456,398
    Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
      62,058.521 shares at $18.91 per share (cost $991,465)                            1,173,527
    Rydex Precious Metals Fund Portfolio (Precious Metals) -
      119,392.493 shares at $19.04 per share (cost $1,669,929)                         2,273,233
    Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
      7,813.835 shares at $35.16 per share (cost $328,120)                               274,734
    Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
      16,641.902 shares at $7.10 per share (cost $132,263)                               118,158
    Rydex/SGI U.S. Long Short Momentum Fund Portfolio (Sector Rotation) -
      72.931 shares at $12.80 per share (cost $825)                                          934
  Third Avenue Variable Series Trust (Third Avenue):
  --------------------------------------------------
    Third Avenue Value Portfolio (Value) -
      297,183.973 shares at $14.79 per share (cost $5,392,665)                         4,395,351
  Vanguard Variable Insurance Fund (Vanguard):
  --------------------------------------------
    Vanguard Money Market Portfolio (Money Market) -
      10,035,209.224 shares at $1.00 per share (cost $10,035,209)                     10,035,209
    Vanguard Equity Index Portfolio (Equity Index) -
      690,134.146 shares at $23.51 per share (cost $17,714,276)                       16,225,054
    Vanguard Total Bond Market Index Portfolio (Total Bond) -
      555,602.936 shares at $12.06 per share (cost $6,286,799)                         6,700,571
    Vanguard REIT Index Portfolio (REIT Index) -
      281,653.580 shares at $10.35 per share (cost $3,398,377)                         2,915,115
    Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
      242,480.906 shares at $14.93 per share (cost $3,427,075)                         3,620,240
    Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
      128,356.586 shares at $24.44 per share (cost $3,035,550)                         3,137,035
    Vanguard Equity Income Portfolio (Equity Income) -
      371,034.589 shares at $14.78 per share (cost $6,109,940)                         5,483,891
    Vanguard Growth Portfolio (Growth) -
      515,580.095 shares at $13.18 per share (cost $7,690,786)                         6,795,346
    Vanguard Balanced Portfolio (Balanced) -
      283,997.145 shares at $18.70 per share (cost $4,865,175)                         5,310,747
    Vanguard High Yield Bond Portfolio (High Yield Bond) -
      254,052.305 shares at $7.78 per share (cost $1,775,351)                          1,976,527

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                            STATEMENTS OF NET ASSETS
                            ------------------------
                               DECEMBER 31, 2010
                               -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Vanguard Variable Insurance Fund (Vanguard), continued:
  -------------------------------------------------------
    Vanguard International Portfolio (International) -
      631,368.822 shares at $18.29 per share (cost $9,945,711)                     $  11,547,736
    Vanguard Diversified Value Portfolio (Diversified) -
      233,086.116 shares at $12.33 per share (cost $2,977,752)                         2,873,952
    Vanguard Small Company Growth Portfolio (Small Company Growth) -
      415,571.651 shares at $17.68 per share (cost $6,575,687)                         7,347,307
  Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
  -----------------------------------------------------------
    Wells Fargo Advantage VT Discovery Fund Portfolio, Class 2 (Discovery) -
      20,451.713 shares at $21.28 per share (cost $356,756)                              435,212
    Wells Fargo Advantage VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
      21,036.037 shares at $18.42 per share (cost $395,894)                              387,484
  American Century Investments (American Century):
  ------------------------------------------------
    American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
      10,213.705 shares at $14.14 per share (cost $127,190)                              144,422
    American Century VP International Fund Portfolio, Class I (International) -
      8,811.933 shares at $8.56 per share (cost $64,696)                                  75,430
  Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
  --------------------------------------------------------------------------
    Templeton Global Bond Securities Fund Portfolio, Class 2 (Global Inc.) -
      30,676.264 shares at $19.49 per share (cost $545,524)                              597,880
  MFS Variable Insurance Trust (MFS):
  -----------------------------------
    MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
      9,222.731 shares at $25.27 per share (cost $195,578)                               233,058
    MFS Research International Series Portfolio, Initial Class (Research) -
      26,899.565 shares at $12.44 per share (cost $271,332)                              334,631
  Calvert Variable Products, Inc. (Summit):
  -----------------------------------------
    Calvert VP Natural Resources Portfolio (Natural) -
      16,334.810 shares at $55.64 per share (cost $746,829)                              908,869
    Calvert VP SRI Large Cap Value Portfolio (Zenith) -
      3,572.869 shares at $66.82 per share (cost $180,656)                               238,739
    Calvert VP EAFE International Index Portfolio (EAFE Intl.) -
      1,661.999 shares at $74.78 per share (cost $116,349)                               124,284
    Calvert VP S&P MidCap 400 Index Portfolio (S&P MidCap) -
      2,707.141 shares at $68.39 per share (cost $167,958)                               185,141
  T. Rowe Price Equity Series, Inc. (T. Rowe):
  --------------------------------------------
    T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
      75,215.723 shares at $11.22 per share (cost $697,145)                              843,920


The accompanying notes are an integral part of these financial statements.

                                      FS-5

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                            STATEMENTS OF NET ASSETS
                            ------------------------
                               DECEMBER 31, 2010
                               -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  The Universal Institutional Funds, Inc. (Morgan Stanley):
  ---------------------------------------------------------
    UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
      154,946.956 shares at $15.38 per share (cost $1,899,199)                     $   2,383,084
  PIMCO Variable Insurance Trust (Pimco):
  ---------------------------------------
    PIMCO CommodityRealReturn Strategy Portfolio,
     Administrative Class (Commodity) -
      50,635.489 shares at $9.01 per share (cost $429,095)                               456,226
    PIMCO Total Return Portfolio, Administrative Class (Total Return) -
      124,631.716 shares at $11.08 per share (cost $1,389,336)                         1,380,919
  DFA Investment Dimensions Group Inc. (DFA):
  -------------------------------------------
    VA Global Bond Portfolio (Bond) -
      0.000 shares at $10.74 per share (cost $0)                                            ----
    VA International Small Portfolio (Small) -
      0.000 shares at $11.28 per share (cost $0)                                            ----
    VA International Value Portfolio (Value) -
      0.000 shares at $12.29 per share (cost $0)                                            ----
    VA Short-Term Fixed Portfolio (Fixed) -
      0.000 shares at $10.20 per share (cost $0)                                            ----
    VA U.S. Large Value Portfolio (Large) -
      0.000 shares at $15.10 per share (cost $0)                                            ----
    VA U.S. Targeted Value Portfolio (Targeted) -
      0.000 shares at $11.66 per share (cost $0)                                            ----
                                                                                 -----------------

  NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                   $ 120,617,350
                                                                                 =================

The accompanying notes are an integral part of these financial statements.

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        Calvert
                                                        ----------------------------------------

                                                             Balanced
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $           1,969
 Mortality and expense risk charge                                   (838)
                                                        ------------------
Net investment income(loss)                                         1,131
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                      (252)
                                                        ------------------
Net realized gain(loss)                                              (252)
                                                        ------------------

Change in unrealized appreciation/depreciation                     12,081
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $          12,960
                                                        ==================

                                                                       Balanced
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $           1,131     $           1,099
 Net realized gain(loss)                                             (252)              (12,522)
 Net change in unrealized appreciation/depreciation                12,081                24,148
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                   12,960                12,725
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               18,175                 5,487
 Subaccounts transfers (including fixed account), net              38,317                (6,558)
 Transfers for policyowner benefits and terminations                  (95)                 ----
 Policyowner maintenance charges                                   (4,989)               (3,532)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions               51,408                (4,603)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                             64,368                 8,122
Net assets at beginning of period                                  79,944                71,822
                                                        ------------------    ------------------
Net assets at end of period                             $         144,312     $          79,944
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             Calvert
-------------------------------------------------------------------------------------------------------
   Mid Cap                          Social Equity                         Small Cap
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$       ----                        $          4                        $       ----
        (993)                                 (9)                               (226)
-------------                       -------------                       -------------
        (993)                                 (5)                               (226)
-------------                       -------------                       -------------


        ----                                ----                                ----
        (581)                                380                               2,628
-------------                       -------------                       -------------
        (581)                                380                               2,628
-------------                       -------------                       -------------

      37,380                                 157                               3,698
-------------                       -------------                       -------------


$     35,806                        $        532                        $      6,100
=============                       =============                       =============

           Mid Cap                           Social Equity                         Small Cap
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$       (993)     $     (1,169)     $         (5)     $          4      $       (226)     $       (215)
        (581)          (16,894)              380               245             2,628             1,033
      37,380            60,394               157               291             3,698            13,718
-------------     -------------     -------------     -------------     -------------     -------------

      35,806            42,331               532               540             6,100            14,536
-------------     -------------     -------------     -------------     -------------     -------------


        ----              ----             4,343              ----               320             4,268
     (12,974)          (46,399)           (2,122)            4,596           (24,369)             (109)
      (4,540)           (2,426)             ----              ----              ----              ----
     (10,407)          (21,489)             (268)             ----              (521)             (527)
-------------     -------------     -------------     -------------     -------------     -------------
     (27,921)          (70,314)            1,953             4,596           (24,570)            3,632
-------------     -------------     -------------     -------------     -------------     -------------

       7,885           (27,983)            2,485             5,136           (18,470)           18,168
     138,286           166,269             5,136              ----            46,685            28,517
-------------     -------------     -------------     -------------     -------------     -------------
$    146,171      $    138,286      $      7,621      $      5,136      $     28,215      $     46,685
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                       Calvert
                                                        ----------------------------------------
                                                               Core
                                                            Strategies
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $           1,758
 Mortality and expense risk charge                                 (2,531)
                                                        ------------------
Net investment income(loss)                                          (773)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                     6,763
                                                        ------------------
Net realized gain(loss)                                             6,763
                                                        ------------------

Change in unrealized appreciation/depreciation                     39,192
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $          45,182
                                                        ==================

                                                                   Core Strategies
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            (773)    $           1,667
 Net realized gain(loss)                                            6,763                (9,515)
 Net change in unrealized appreciation/depreciation                39,192                89,015
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                   45,182                81,167
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               48,583                25,217
 Subaccounts transfers (including fixed account), net             113,506                60,416
 Transfers for policyowner benefits and terminations              (14,748)              (10,829)
 Policyowner maintenance charges                                  (17,320)              (10,987)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              130,021                63,817
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            175,203               144,984
Net assets at beginning of period                                 282,354               137,370
                                                        ------------------    ------------------
Net assets at end of period                             $         457,557     $         282,354
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                               Scudder
-------------------------------------------------------------------------------------------------------
 Equity 500                           Small Cap                           Mid Value
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$      2,621                        $      7,134                        $      6,000
        (788)                             (5,346)                             (2,842)
-------------                       -------------                       -------------
       1,833                               1,788                               3,158
-------------                       -------------                       -------------


        ----                                ----                                ----
      (1,224)                             (5,280)                             18,578
-------------                       -------------                       -------------
      (1,224)                             (5,280)                             18,578
-------------                       -------------                       -------------

      17,185                             189,607                              54,576
-------------                       -------------                       -------------


$     17,794                        $    186,115                        $     76,312
=============                       =============                       =============

          Equity 500                           Small Cap                          Mid Value
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$      1,833      $     30,813      $      1,788      $     13,867      $      3,158      $      2,088
      (1,224)         (394,219)           (5,280)         (194,311)           18,578           (18,523)
      17,185           415,989           189,607           397,084            54,576            68,949
-------------     -------------     -------------     -------------     -------------     -------------

      17,794            52,583           186,115           216,640            76,312            52,514
-------------     -------------     -------------     -------------     -------------     -------------


       8,216             7,799            40,240            76,337            19,625            20,104
        ----        (1,080,294)           87,872          (626,153)          (98,170)          215,832
     (10,912)             ----           (56,747)          (26,311)             (800)           (5,423)
      (1,015)          (26,174)          (43,423)          (46,136)          (11,205)           (8,524)
-------------     -------------     -------------     -------------     -------------     -------------
      (3,711)       (1,098,669)           27,942          (622,263)          (90,550)          221,989
-------------     -------------     -------------     -------------     -------------     -------------

      14,083        (1,046,086)          214,057          (405,623)          (14,238)          274,503
     129,761         1,175,847           699,854         1,105,477           436,398           161,895
-------------     -------------     -------------     -------------     -------------     -------------
$    143,844      $    129,761      $    913,911      $    699,854      $    422,160     $     436,398
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                       Scudder
                                                        ----------------------------------------

                                                              Global
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $             186
 Mortality and expense risk charge                                   (285)
                                                        ------------------
Net investment income(loss)                                           (99)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                       753
                                                        ------------------
Net realized gain(loss)                                               753
                                                        ------------------

Change in unrealized appreciation/depreciation                      9,270
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $           9,924
                                                        ==================

                                                                         Global
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $             (99)    $              10
 Net realized gain(loss)                                              753                 1,029
 Net change in unrealized appreciation/depreciation                 9,270                 3,266
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                    9,924                 4,305
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                7,832                 1,321
 Subaccounts transfers (including fixed account), net              84,416                 3,473
 Transfers for policyowner benefits and terminations                 ----                  ----
 Policyowner maintenance charges                                   (1,335)               (1,191)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions               90,913                 3,603
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            100,837                 7,908
Net assets at beginning of period                                  13,183                 5,275
                                                        ------------------    ------------------
Net assets at end of period                             $         114,020     $          13,183
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

              Scudder                                           Fidelity
----------------------------------- -------------------------------------------------------------------
Health Care                         Contrafund IC                       Contrafund SC
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$       ----                        $     32,974                        $      9,737
        (254)                            (19,462)                             (5,121)
-------------                       -------------                       -------------
        (254)                             13,512                               4,616
-------------                       -------------                       -------------


         894                               1,204                                 405
         810                            (138,324)                             (5,854)
-------------                       -------------                       -------------
       1,704                            (137,120)                             (5,449)
-------------                       -------------                       -------------

       5,938                             534,025                             136,113
-------------                       -------------                       -------------


$      7,388                        $    410,417                        $    135,280
=============                       =============                       =============

         Health Care                         Contrafund IC                      Contrafund SC
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$       (254)     $         15      $     13,512      $     13,892      $      4,616      $      6,262
       1,704            (1,131)         (137,120)         (276,877)           (5,449)          (28,901)
       5,938             2,290           534,025           878,168           136,113           151,109
-------------     -------------     -------------     -------------     -------------     -------------

       7,388             1,174           410,417           615,183           135,280           128,470
-------------     -------------     -------------     -------------     -------------     -------------


       1,621                80           197,194           222,962            30,989            30,468
      47,593             2,071            50,659            74,572           (23,554)          350,000
        ----              ----           (37,169)          (65,831)             ----              ----
      (1,284)             (717)          (95,049)          (85,698)           (6,163)           (5,213)
-------------     -------------     -------------     -------------     -------------     -------------
      47,930             1,434           115,635           146,005             1,272           375,255
-------------     -------------     -------------     -------------     -------------     -------------

      55,318             2,608           526,052           761,188           136,552           503,725
      13,372            10,764         2,378,631         1,617,443           838,099           334,374
-------------     -------------     -------------     -------------     -------------     -------------
$     68,690      $     13,372      $  2,904,683      $  2,378,631      $    974,651      $    838,099
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        Fidelity
                                                        ----------------------------------------
                                                           High Income
                                                                SC
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $          14,817
 Mortality and expense risk charge                                 (1,168)
                                                        ------------------
Net investment income(loss)                                        13,649
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                        22
                                                        ------------------
Net realized gain(loss)                                                22
                                                        ------------------

Change in unrealized appreciation/depreciation                     10,405
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $          24,076
                                                        ==================

                                                                    High Income SC
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          13,649     $          13,172
 Net realized gain(loss)                                               22                  (245)
 Net change in unrealized appreciation/depreciation                10,405                 4,899
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                   24,076                17,826
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                  259                 2,848
 Subaccounts transfers (including fixed account), net              (7,052)              147,723
 Transfers for policyowner benefits and terminations               (8,637)                 (183)
 Policyowner maintenance charges                                   (1,696)               (1,050)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              (17,126)              149,338
                                                        ------------------    ------------------

Total increase(decrease) in net assets                              6,950               167,164
Net assets at beginning of period                                 193,637                26,473
                                                        ------------------    ------------------
Net assets at end of period                             $         200,587     $         193,637
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             Fidelity
-------------------------------------------------------------------------------------------------------
 Inv. Grade
   Bond IC                           Mid Cap SC                          Overseas IC
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$     16,357                        $      8,333                        $      8,167
      (2,671)                            (22,353)                             (4,252)
-------------                       -------------                       -------------
      13,686                             (14,020)                              3,915
-------------                       -------------                       -------------


       5,006                               9,894                               1,114
       4,694                             (22,227)                            (54,649)
-------------                       -------------                       -------------
       9,700                             (12,333)                            (53,535)
-------------                       -------------                       -------------

       4,492                             789,395                             120,199
-------------                       -------------                       -------------


$     27,878                        $    763,042                        $     70,579
=============                       =============                       =============

      Inv. Grade Bond IC                      Mid Cap SC                         Overseas IC
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     13,686      $     23,579      $    (14,020)     $     (2,747)     $      3,915      $      5,172
       9,700              (765)          (12,333)         (162,478)          (53,535)       (1,023,274)
       4,492            13,673           789,395           918,347           120,199         1,179,097
-------------     -------------     -------------     -------------     -------------     -------------

      27,878            36,487           763,042           753,122            70,579           160,995
-------------     -------------     -------------     -------------     -------------     -------------


      17,948             6,843           184,519           177,269            49,218            67,587
     144,666            74,015             6,038           (69,295)         (107,691)       (1,283,816)
      (9,437)             ----          (124,421)          (62,295)          (15,377)           (6,148)
     (49,028)          (37,036)         (114,121)         (104,304)          (29,109)          (58,451)
-------------     -------------     -------------     -------------     -------------     -------------
     104,149            43,822           (47,985)          (58,625)         (102,959)       (1,280,828)
-------------     -------------     -------------     -------------     -------------     -------------

     132,027            80,309           715,057           694,497           (32,380)       (1,119,833)
     335,210           254,901         2,775,086         2,080,589           664,895         1,784,728
-------------     -------------     -------------     -------------     -------------     -------------
$    467,237      $    335,210      $  3,490,143      $  2,775,086      $    632,515      $    664,895
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                       Fidelity
                                                        ----------------------------------------

                                                           Strategic IC
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $          18,684
 Mortality and expense risk charge                                 (2,789)
                                                        ------------------
Net investment income(loss)                                        15,895
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                   10,500
 Net realized gain(loss) on sale of fund shares                     5,843
                                                        ------------------
Net realized gain(loss)                                            16,343
                                                        ------------------

Change in unrealized appreciation/depreciation                       (278)
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $          31,960
                                                        ==================

                                                                     Strategic IC
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          15,895     $          18,357
 Net realized gain(loss)                                           16,343                37,669
 Net change in unrealized appreciation/depreciation                  (278)               17,232
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                   31,960                73,258
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               27,628                25,353
 Subaccounts transfers (including fixed account), net              18,800               174,576
 Transfers for policyowner benefits and terminations                 ----                  ----
 Policyowner maintenance charges                                  (21,050)              (12,755)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions               25,378               187,174
                                                        ------------------    ------------------

Total increase(decrease) in net assets                             57,338               260,432
Net assets at beginning of period                                 319,942                59,510
                                                        ------------------    ------------------
Net assets at end of period                             $         377,280     $         319,942
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                            Fidelity
-------------------------------------------------------------------------------------------------------
                                     High Income
Equity Inc. IC                           IC                              Mid Cap IC
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$      1,977                        $      4,496                        $        314
        (288)                               (816)                               (412)
-------------                       -------------                       -------------
       1,689                               3,680                                 (98)
-------------                       -------------                       -------------


        ----                                ----                                 194
         922                              15,556                               9,579
-------------                       -------------                       -------------
         922                              15,556                               9,773
-------------                       -------------                       -------------

       9,234                              (7,227)                             11,814
-------------                       -------------                       -------------


$     11,845                        $     12,009                    $         21,489
=============                       =============                       =============

       Equity Inc. IC                        High Income IC                       Mid Cap IC
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$      1,689      $         62      $      3,680      $     12,885      $        (98)     $         99
         922               496            15,556               791             9,773               396
       9,234               657            (7,227)            7,596            11,814             6,036
-------------     -------------     -------------     -------------     -------------     -------------

      11,845             1,215            12,009            21,272            21,489             6,531
-------------     -------------     -------------     -------------     -------------     -------------


      11,193               811             7,211             6,522             9,719              ----
      94,913             2,223          (143,706)          167,257            63,977            34,282
        ----              ----              (745)             (337)          (37,607)             ----
      (1,478)             (179)           (5,307)           (3,628)           (2,294)             (111)
-------------     -------------     -------------     -------------     -------------     -------------
     104,628             2,855          (142,547)          169,814            33,795            34,171
-------------     -------------     -------------     -------------     -------------     -------------

     116,473             4,070          (130,538)          191,086            55,284            40,702
       4,070              ----           191,086              ----            40,702              ----
-------------     -------------     -------------     -------------     -------------     -------------
$    120,543      $      4,070      $     60,548      $    191,086      $     95,986      $     40,702
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                          AIM
                                                        ----------------------------------------

                                                            Financial
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $             176
 Mortality and expense risk charge                                 (1,309)
                                                        ------------------
Net investment income(loss)                                        (1,133)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                   (13,307)
                                                        ------------------
Net realized gain(loss)                                           (13,307)
                                                        ------------------

Change in unrealized appreciation/depreciation                     29,802
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $          15,362
                                                        ==================

                                                                       Financial
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          (1,133)    $           4,319
 Net realized gain(loss)                                          (13,307)              (27,468)
 Net change in unrealized appreciation/depreciation                29,802                58,138
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                   15,362                34,989
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               14,172                12,457
 Subaccounts transfers (including fixed account), net             (21,629)               62,265
 Transfers for policyowner benefits and terminations                 (846)               (1,247)
 Policyowner maintenance charges                                   (6,868)               (6,494)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              (15,171)               66,981
                                                        ------------------    ------------------

Total increase(decrease) in net assets                                191               101,970
Net assets at beginning of period                                 199,870                97,900
                                                        ------------------    ------------------
Net assets at end of period                             $         200,061     $         199,870
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                               AIM
-------------------------------------------------------------------------------------------------------
   Health                            Technology                          Intl. Growth
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$       ----                        $       ----                        $     10,814
      (2,037)                             (4,297)                             (2,851)
-------------                       -------------                       -------------
      (2,037)                             (4,297)                              7,963
-------------                       -------------                       -------------


        ----                                ----                                ----
      (5,209)                             26,930                                 856
-------------                       -------------                       -------------
      (5,209)                             26,930                                 856
-------------                       -------------                       -------------

      19,450                              93,208                              49,531
-------------                       -------------                       -------------


$     12,204                        $    115,841                        $     58,350
=============                       =============                       =============

            Health                            Technology                         Intl. Growth
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     (2,037)     $     (1,029)     $     (4,297)     $     (3,234)     $      7,963      $      4,530
      (5,209)          (28,422)           26,930           (18,552)              856               619
      19,450            93,759            93,208           245,573            49,531            24,621
-------------     -------------     -------------     -------------     -------------     -------------

      12,204            64,308           115,841           223,787            58,350            29,770
-------------     -------------     -------------     -------------     -------------     -------------


      33,841            35,380            30,589            32,019            15,162             8,389
     (17,054)          (36,741)          (82,582)          155,771            36,795           364,031
     (12,667)          (10,739)          (15,680)           (6,831)             ----              (727)
     (12,589)          (20,585)          (16,658)          (16,107)           (4,502)           (1,817)
-------------     -------------     -------------     -------------     -------------     -------------
      (8,469)          (32,685)          (84,331)          164,852            47,455           369,876
-------------     -------------     -------------     -------------     -------------     -------------

       3,735            31,623            31,510           388,639           105,805           399,646
     285,646           254,023           655,775           267,136           410,854            11,208
-------------     -------------     -------------     -------------     -------------     -------------
$    289,381      $    285,646      $    687,285      $    655,775      $    516,659      $    410,854
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                         AIM
                                                        ----------------------------------------

                                                              Leisure
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $              24
 Mortality and expense risk charge                                    (23)
                                                        ------------------
Net investment income(loss)                                             1
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                        (4)
                                                        ------------------
Net realized gain(loss)                                                (4)
                                                        ------------------

Change in unrealized appreciation/depreciation                        362
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $             359
                                                        ==================

                                                                        Leisure
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $               1     $              (1)
 Net realized gain(loss)                                               (4)                 (283)
 Net change in unrealized appreciation/depreciation                   362                   240
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                      359                   (44)
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                  359                    43
 Subaccounts transfers (including fixed account), net               4,486                  (313)
 Transfers for policyowner benefits and terminations                 ----                  ----
 Policyowner maintenance charges                                     (166)                   (9)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions                4,679                  (279)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                              5,038                  (323)
Net assets at beginning of period                                    ----                   323
                                                        ------------------    ------------------
Net assets at end of period                             $           5,038     $            ----
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

              Janus                                          Neuberger Berman
----------------------------------- -------------------------------------------------------------------
   Growth                              Balanced                            Growth
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$      1,041                        $      6,125                        $       ----
        (704)                             (4,137)                             (8,693)
-------------                       -------------                       -------------
         337                               1,988                              (8,693)
-------------                       -------------                       -------------


        ----                                ----                                ----
       3,941                              (2,587)                             (6,033)
-------------                       -------------                       -------------
       3,941                              (2,587)                             (6,033)
-------------                       -------------                       -------------

       7,263                             103,355                             334,883
-------------                       -------------                       -------------


$     11,541                        $    102,756                        $    320,157
=============                       =============                       =============

            Growth                            Balanced                              Growth
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$        337      $       (242)     $      1,988      $     16,339      $     (8,693)     $     (7,472)
       3,941             5,812            (2,587)          (37,471)           (6,033)          (76,502)
       7,263            30,294           103,355           141,657           334,883           344,205
-------------     -------------     -------------     -------------     -------------     -------------

      11,541            35,864           102,756           120,525           320,157           260,231
-------------     -------------     -------------     -------------     -------------     -------------


        ----              ----            56,877            88,868            66,394            81,940
     (10,574)          (29,267)             (926)         (140,613)          (44,374)         (126,053)
      (2,358)             (599)          (10,876)              (77)          (48,293)          (22,568)
      (6,300)          (15,315)          (29,756)          (55,076)          (56,708)          (57,407)
-------------     -------------     -------------     -------------     -------------     -------------
     (19,232)          (45,181)           15,319          (106,898)          (82,981)         (124,088)
-------------     -------------     -------------     -------------     -------------     -------------

      (7,691)           (9,317)          118,075            13,627           237,176           136,143
     102,947           112,264           562,643           549,016         1,123,385           987,242
-------------     -------------     -------------     -------------     -------------     -------------
$     95,256      $    102,947      $    680,718      $    562,643      $  1,360,561      $  1,123,385
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                    Neuberger Berman
                                                        ----------------------------------------

                                                             Guardian
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $               9
 Mortality and expense risk charge                                    (25)
                                                        ------------------
Net investment income(loss)                                           (16)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                       347
                                                        ------------------
Net realized gain(loss)                                               347
                                                        ------------------

Change in unrealized appreciation/depreciation                        219
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $             550
                                                        ==================

                                                                       Guardian
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $             (16)    $              36
 Net realized gain(loss)                                              347                   (16)
 Net change in unrealized appreciation/depreciation                   219                 1,574
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                      550                 1,594
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                  117                   466
 Subaccounts transfers (including fixed account), net                ----                  ----
 Transfers for policyowner benefits and terminations               (5,317)                 ----
 Policyowner maintenance charges                                     (101)                  (79)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions               (5,301)                  387
                                                        ------------------    ------------------

Total increase(decrease) in net assets                             (4,751)                1,981
Net assets at beginning of period                                   7,200                 5,219
                                                        ------------------    ------------------
Net assets at end of period                             $           2,449     $           7,200
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                          Neuberger Berman
-------------------------------------------------------------------------------------------------------
    Bond                               Mid-Cap                            Partners
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$     36,203                        $       ----                        $     18,198
      (3,782)                                (64)                            (20,309)
-------------                       -------------                       -------------
      32,421                                 (64)                             (2,111)
-------------                       -------------                       -------------


        ----                                ----                                ----
      (1,977)                                (91)                           (168,445)
-------------                       -------------                       -------------
      (1,977)                                (91)                           (168,445)
-------------                       -------------                       -------------

     (10,496)                              2,967                             512,722
-------------                       -------------                       -------------


$     19,948                        $      2,812                        $    342,166
=============                       =============                       =============

             Bond                              Mid-Cap                            Partners
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     32,421      $     29,088      $        (64)     $        (47)     $     (2,111)     $     38,088
      (1,977)          (35,002)              (91)             (550)         (168,445)         (326,324)
     (10,496)           63,359             2,967             2,827           512,722         1,103,499
-------------     -------------     -------------     -------------     -------------     -------------

      19,948            57,445             2,812             2,230           342,166           815,263
-------------     -------------     -------------     -------------     -------------     -------------


      47,005            33,859             1,698             1,697           153,238           156,304
     297,321           (76,647)             ----              ----           191,604          (220,824)
      (2,513)          (35,206)             ----              ----           (81,156)          (74,888)
     (34,621)          (25,716)           (1,489)           (1,134)         (125,718)         (123,873)
-------------     -------------     -------------     -------------     -------------     -------------
     307,192          (103,710)              209               563           137,968          (263,281)
-------------     -------------     -------------     -------------     -------------     -------------

     327,140           (46,265)            3,021             2,793           480,134           551,982
     331,582           377,847             9,696             6,903         2,444,054         1,892,072
-------------     -------------     -------------     -------------     -------------     -------------
$    658,722      $    331,582      $     12,717      $      9,696      $  2,924,188      $  2,444,054
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                     Neuberger Berman
                                                        ----------------------------------------

                                                              Regency
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $             149
 Mortality and expense risk charge                                   (358)
                                                        ------------------
Net investment income(loss)                                          (209)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                     5,253
                                                        ------------------
Net realized gain(loss)                                             5,253
                                                        ------------------

Change in unrealized appreciation/depreciation                      2,598
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $           7,642
                                                        ==================

                                                                       Regency
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            (209)    $              97
 Net realized gain(loss)                                            5,253                    69
 Net change in unrealized appreciation/depreciation                 2,598                 2,535
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                    7,642                 2,701
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                6,152                   232
 Subaccounts transfers (including fixed account), net              (4,878)               11,267
 Transfers for policyowner benefits and terminations                 ----                  ----
 Policyowner maintenance charges                                   (1,297)                 (347)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions                  (23)               11,152
                                                        ------------------    ------------------

Total increase(decrease) in net assets                              7,619                13,853
Net assets at beginning of period                                  15,658                 1,805
                                                        ------------------    ------------------
Net assets at end of period                             $          23,277     $          15,658
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                              Rydex
-------------------------------------------------------------------------------------------------------
                                                                          Precious
    Nova                               NASDAQ                              Metals
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$        885                        $       ----                        $         70
      (3,384)                             (7,884)                            (12,490)
-------------                       -------------                       -------------
      (2,499)                             (7,884)                            (12,420)
-------------                       -------------                       -------------


        ----                                ----                                ----
      68,149                             163,679                             193,620
-------------                       -------------                       -------------
      68,149                             163,679                             193,620
-------------                       -------------                       -------------

      (7,186)                             21,492                             360,292
-------------                       -------------                       -------------


$     58,464                        $    177,287                        $    541,492
=============                       =============                       =============

            Nova                                 NASDAQ                         Precious Metals
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     (2,499)     $      1,055      $     (7,884)     $     (6,688)     $    (12,420)     $    (11,141)
      68,149               166           163,679           (55,969)          193,620           (83,800)
      (7,186)          110,288            21,492           421,009           360,292           633,957
-------------     -------------     -------------     -------------     -------------     -------------

      58,464           111,509           177,287           358,352           541,492           539,016
-------------     -------------     -------------     -------------     -------------     -------------


      27,358            43,472            68,461            79,136            90,897            83,691
    (110,595)          110,459           (73,415)           27,123            39,541           (88,571)
     (24,829)          (11,653)          (28,142)          (12,896)          (44,007)          (44,482)
     (33,647)          (37,396)          (68,270)          (70,525)          (84,836)          (83,620)
-------------     -------------     -------------     -------------     -------------     -------------
    (141,713)          104,882          (101,366)           22,838             1,595          (132,982)
-------------     -------------     -------------     -------------     -------------     -------------

     (83,249)          216,391            75,921           381,190           543,087           406,034
     539,647           323,256         1,097,606           716,416         1,730,146         1,324,112
-------------     -------------     -------------     -------------     -------------     -------------
$    456,398      $    539,647      $  1,173,527      $  1,097,606      $  2,273,233      $  1,730,146
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                         Rydex
                                                        ----------------------------------------

                                                           Inv. S&P 500
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                 (2,797)
                                                        ------------------
Net investment income(loss)                                        (2,797)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                   (75,807)
                                                        ------------------
Net realized gain(loss)                                           (75,807)
                                                        ------------------

Change in unrealized appreciation/depreciation                      1,630
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         (76,974)
                                                        ==================

                                                                     Inv. S&P 500
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          (2,797)    $          (2,638)
 Net realized gain(loss)                                          (75,807)              (87,098)
 Net change in unrealized appreciation/depreciation                 1,630               (60,090)
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  (76,974)             (149,826)
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               22,175                20,909
 Subaccounts transfers (including fixed account), net              37,549               175,772
 Transfers for policyowner benefits and terminations              (55,058)               (6,030)
 Policyowner maintenance charges                                  (21,902)              (20,561)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              (17,236)              170,090
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            (94,210)               20,264
Net assets at beginning of period                                 368,944               348,680
                                                        ------------------    ------------------
Net assets at end of period                             $         274,734     $         368,944
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                   Rydex                                         Third Avenue
----------------------------------------------------------------------- -------------------------------
  Gov. Long                            Sector
    Bond                              Rotation                              Value
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$      3,594                        $       ----                        $    171,021
      (1,259)                                 (3)                            (31,148)
-------------                       -------------                       -------------
       2,335                                  (3)                            139,873
-------------                       -------------                       -------------


        ----                                ----                                ----
     (60,369)                                  3                            (546,351)
-------------                       -------------                       -------------
     (60,369)                                  3                            (546,351)
-------------                       -------------                       -------------

      48,999                                 108                             912,802
-------------                       -------------                       -------------


$     (9,035)                       $        108                        $    506,324
=============                       =============                       =============

       Gov. Long Bond                       Sector Rotation                         Value
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$      2,335      $      4,924      $         (3)     $       ----     $     139,873      $    (26,613)
     (60,369)           43,239                 3              ----          (546,351)          419,173
      48,999          (192,673)              108              ----           912,802           958,276
-------------     -------------     -------------     -------------     -------------     -------------

      (9,035)         (144,510)              108              ----           506,324         1,350,836
-------------     -------------     -------------     -------------     -------------     -------------


      11,493            44,003                97              ----           293,600           288,731
      36,439          (198,704)              791              ----          (574,029)          184,296
     (21,998)           (7,858)             ----              ----          (129,824)         (108,241)
     (10,900)          (52,278)              (62)             ----          (183,675)         (177,305)
-------------     -------------     -------------     -------------     -------------     -------------
      15,034          (214,837)              826              ----          (593,928)          187,481
-------------     -------------     -------------     -------------     -------------     -------------

       5,999          (359,347)              934              ----           (87,604)        1,538,317
     112,159           471,506              ----              ----         4,482,955         2,944,638
-------------     -------------     -------------     -------------     -------------     -------------
$    118,158      $    112,159      $        934      $       ----     $   4,395,351      $  4,482,955
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        Vanguard
                                                        ----------------------------------------

                                                           Money Market
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $          26,765
 Mortality and expense risk charge                                (84,660)
                                                        ------------------
Net investment income(loss)                                       (57,895)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                      ----
                                                        ------------------
Net realized gain(loss)                                              ----
                                                        ------------------

Change in unrealized appreciation/depreciation                       ----
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         (57,895)
                                                        ==================

                                                                      Money Market
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $         (57,895)    $         (15,618)
 Net realized gain(loss)                                             ----                  ----
 Net change in unrealized appreciation/depreciation                  ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  (57,895)              (15,618)
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                            2,158,397             2,529,221
 Subaccounts transfers (including fixed account), net          (1,096,726)            1,671,335
 Transfers for policyowner benefits and terminations           (4,670,586)           (3,509,448)
 Policyowner maintenance charges                                 (570,576)             (763,351)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions           (4,179,491)              (72,243)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                         (4,237,386)              (87,861)
Net assets at beginning of period                              14,272,595            14,360,456
                                                        ------------------    ------------------
Net assets at end of period                             $      10,035,209     $      14,272,595
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             Vanguard
-------------------------------------------------------------------------------------------------------
Equity Index                          Total Bond                          REIT Index
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$    310,583                        $    242,582                        $     70,596
    (111,663)                            (51,038)                            (18,693)
-------------                       -------------                       -------------
     198,920                             191,544                              51,903
-------------                       -------------                       -------------


     172,858                              11,792                                ----
    (373,394)                             98,701                            (126,113)
-------------                       -------------                       -------------
    (200,536)                            110,493                            (126,113)
-------------                       -------------                       -------------

   2,009,864                              88,351                             685,697
-------------                       -------------                       -------------


$  2,008,248                        $    390,388                        $    611,487
=============                       =============                       =============

         Equity Index                          Total Bond                         REIT Index
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$    198,920      $    277,845      $    191,544      $    228,784      $     51,903      $     71,851
    (200,536)         (720,225)          110,493            25,470          (126,113)         (604,668)
   2,009,864         3,806,732            88,351            76,816           685,697           972,022
-------------     -------------     -------------     -------------     -------------     -------------

   2,008,248         3,364,352           390,388           331,070           611,487           439,205
-------------     -------------     -------------     -------------     -------------     -------------


     874,477         1,183,662           434,150           432,420           193,428           203,197
    (784,172)       (1,350,668)         (722,920)          580,639            59,228           (83,195)
    (573,930)         (794,686)         (210,460)         (201,566)         (115,596)         (122,320)
    (591,226)         (619,876)         (251,837)         (263,823)         (130,968)         (114,843)
-------------     -------------     -------------     -------------     -------------     -------------
  (1,074,851)       (1,581,568)         (751,067)          547,670             6,092          (117,161)
-------------     -------------     -------------     -------------     -------------     -------------

     933,397         1,782,784          (360,679)          878,740           617,579           322,044
  15,291,657        13,508,873         7,061,250         6,182,510         2,297,536         1,975,492
-------------     -------------     -------------     -------------     -------------     -------------
$ 16,225,054      $ 15,291,657      $  6,700,571      $  7,061,250      $  2,915,115      $  2,297,536
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                       Vanguard
                                                        ----------------------------------------

                                                             Mid-Cap
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $          24,754
 Mortality and expense risk charge                                (20,524)
                                                        ------------------
Net investment income(loss)                                         4,230
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                   (98,746)
                                                        ------------------
Net realized gain(loss)                                           (98,746)
                                                        ------------------

Change in unrealized appreciation/depreciation                    734,827
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         640,311
                                                        ==================

                                                                       Mid-Cap
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $           4,230     $          25,350
 Net realized gain(loss)                                          (98,746)             (281,743)
 Net change in unrealized appreciation/depreciation               734,827             1,048,168
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  640,311               791,775
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                              245,669               227,212
 Subaccounts transfers (including fixed account), net             308,466              (431,873)
 Transfers for policyowner benefits and terminations              (77,760)              (91,579)
 Policyowner maintenance charges                                 (128,200)             (111,258)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              348,175              (407,498)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            988,486               384,277
Net assets at beginning of period                               2,631,754             2,247,477
                                                        ------------------    ------------------
Net assets at end of period                             $       3,620,240     $       2,631,754
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             Vanguard
-------------------------------------------------------------------------------------------------------
Stock Market
    Index                              Income                              Growth
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$     44,394                        $    141,705                        $     45,689
     (18,348)                            (35,631)                            (46,384)
-------------                       -------------                       -------------
      26,046                             106,074                                (695)
-------------                       -------------                       -------------


      52,552                                ----                                ----
     (54,350)                           (115,181)                           (172,328)
-------------                       -------------                       -------------
      (1,798)                           (115,181)                           (172,328)
-------------                       -------------                       -------------

     385,041                             656,742                             836,123
-------------                       -------------                       -------------


$    409,289                        $    647,635                        $    663,100
=============                       =============                       =============

     Stock Market Index                     Equity Income                           Growth
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     26,046      $     20,823      $    106,074      $    173,684      $       (695)     $     14,629
      (1,798)         (154,721)         (115,181)         (329,545)         (172,328)         (407,230)
     385,041           587,212           656,742           800,258           836,123         2,066,980
-------------     -------------     -------------     -------------     -------------     -------------

     409,289           453,314           647,635           644,397           663,100         1,674,379
-------------     -------------     -------------     -------------     -------------     -------------


     229,946           225,747           317,766           350,259           517,364           575,064
     572,938           (64,685)           73,395           114,897          (152,907)         (476,139)
     (27,343)         (116,736)         (135,518)         (247,136)         (249,408)         (178,938)
     (98,225)          (71,240)         (212,042)         (236,816)         (318,738)         (334,762)
-------------     -------------     -------------     -------------     -------------     -------------
     677,316           (26,914)           43,601           (18,796)         (203,689)         (414,775)
-------------     -------------     -------------     -------------     -------------     -------------

   1,086,605           426,400           691,236           625,601           459,411         1,259,604
   2,050,430         1,624,030         4,792,655         4,167,054         6,335,935         5,076,331
-------------     -------------     -------------     -------------     -------------     -------------
$  3,137,035      $  2,050,430      $  5,483,891      $  4,792,655      $  6,795,346      $  6,335,935
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        Vanguard
                                                        ----------------------------------------

                                                             Balanced
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $         155,838
 Mortality and expense risk charge                                (38,972)
                                                        ------------------
Net investment income(loss)                                       116,866
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                    21,871
                                                        ------------------
Net realized gain(loss)                                            21,871
                                                        ------------------

Change in unrealized appreciation/depreciation                    368,009
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         506,746
                                                        ==================

                                                                       Balanced
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $         116,866     $         162,319
 Net realized gain(loss)                                           21,871              (123,618)
 Net change in unrealized appreciation/depreciation               368,009               903,105
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  506,746               941,806
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                              270,396               608,984
 Subaccounts transfers (including fixed account), net            (425,693)              152,960
 Transfers for policyowner benefits and terminations             (198,031)             (456,972)
 Policyowner maintenance charges                                 (246,312)             (251,806)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions             (599,640)               53,166
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            (92,894)              994,972
Net assets at beginning of period                               5,403,641             4,408,669
                                                        ------------------    ------------------
Net assets at end of period                             $       5,310,747     $       5,403,641
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             Vanguard
-------------------------------------------------------------------------------------------------------
 High Yield
    Bond                            International                        Diversified
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$    131,882                        $    169,381                        $     68,491
     (15,020)                            (77,658)                            (20,155)
-------------                       -------------                       -------------
     116,862                              91,723                              48,336
-------------                       -------------                       -------------


        ----                                ----                                ----
      40,019                              24,031                             (63,562)
-------------                       -------------                       -------------
      40,019                              24,031                             (63,562)
-------------                       -------------                       -------------

      64,072                           1,368,230                             252,755
-------------                       -------------                       -------------


$    220,953                        $  1,483,984                        $    237,529
=============                       =============                       =============

        High Yield Bond                     International                         Diversified
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$    116,862      $    117,623      $     91,723      $    300,739      $     48,336      $     78,679
      40,019           (12,565)           24,031          (769,738)          (63,562)         (169,307)
      64,072           627,398         1,368,230         3,721,259           252,755           664,300
-------------     -------------     -------------     -------------     -------------     -------------

     220,953           732,456         1,483,984         3,252,260           237,529           573,672
-------------     -------------     -------------     -------------     -------------     -------------


     134,358           156,257           609,327           576,375           221,498           232,777
     (41,917)         (163,575)         (749,937)       (1,328,163)         (173,398)           52,838
     (55,237)         (165,940)         (410,937)         (396,468)         (118,966)         (150,892)
     (88,540)          (94,161)         (406,391)         (403,957)         (121,687)         (122,229)
-------------     -------------     -------------     -------------     -------------     -------------
     (51,336)         (267,419)         (957,938)       (1,552,213)         (192,553)           12,494
-------------     -------------     -------------     -------------     -------------     -------------

     169,617           465,037           526,046         1,700,047            44,976           586,166
   1,806,910         1,341,873        11,021,690         9,321,643         2,828,976         2,242,810
-------------     -------------     -------------     -------------     -------------     -------------
$  1,976,527      $  1,806,910      $ 11,547,736      $ 11,021,690      $  2,873,952      $  2,828,976
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                         Vanguard
                                                        ----------------------------------------
                                                           Small Company
                                                              Growth
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $          21,024
 Mortality and expense risk charge                                (45,655)
                                                        ------------------
Net investment income(loss)                                       (24,631)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                   (58,078)
                                                        ------------------
Net realized gain(loss)                                           (58,078)
                                                        ------------------

Change in unrealized appreciation/depreciation                  1,803,239
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $       1,720,530
                                                        ==================

                                                                 Small Company Growth
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $         (24,631)    $          16,579
 Net realized gain(loss)                                          (58,078)             (245,301)
 Net change in unrealized appreciation/depreciation             1,803,239             1,840,079
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                1,720,530             1,611,357
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                              399,897               412,911
 Subaccounts transfers (including fixed account), net              60,635              (299,868)
 Transfers for policyowner benefits and terminations             (199,698)             (130,922)
 Policyowner maintenance charges                                 (241,141)             (226,884)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions               19,693              (244,763)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                          1,740,223             1,366,594
Net assets at beginning of period                               5,607,084             4,240,490
                                                        ------------------    ------------------
Net assets at end of period                             $       7,347,307     $       5,607,084
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                              Wells Fargo                                      American Century
----------------------------------------------------------------------- -------------------------------
  Discovery                          Opportunity                           Mid Cap
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$       ----                        $      2,755                        $      2,116
      (2,321)                             (2,651)                               (537)
-------------                       -------------                       -------------
      (2,321)                                104                               1,579
-------------                       -------------                       -------------


        ----                                ----                                ----
       6,164                             (10,424)                              5,716
-------------                       -------------                       -------------
       6,164                             (10,424)                              5,716
-------------                       -------------                       -------------

      98,808                              86,040                               8,427
-------------                       -------------                       -------------


$    102,651                        $     75,720                        $     15,722
=============                       =============                       =============

           Discovery                          Opportunity                          Mid Cap
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     (2,321)     $     (1,579)     $        104      $     (2,142)     $      1,579      $      2,598
       6,164           (16,953)          (10,424)          (35,165)            5,716            (7,662)
      98,808            92,067            86,040           147,611             8,427            23,891
-------------     -------------     -------------     -------------     -------------     -------------

     102,651            73,535            75,720           110,304            15,722            18,827
-------------     -------------     -------------     -------------     -------------     -------------


      12,052            11,683            16,095            16,165             3,390             4,739
     105,326           (25,707)          (20,548)          (20,604)           58,438           (21,702)
     (25,604)             (815)          (24,627)           (3,920)             ----            (3,718)
     (13,683)          (11,549)          (12,226)          (12,947)           (2,932)           (3,086)
-------------     -------------     -------------     -------------     -------------     -------------
      78,091           (26,388)          (41,306)          (21,306)           58,896           (23,767)
-------------     -------------     -------------     -------------     -------------     -------------

     180,742            47,147            34,414            88,998            74,618            (4,940)
     254,470           207,323           353,070           264,072            69,804            74,744
-------------     -------------     -------------     -------------     -------------     -------------
$    435,212      $    254,470      $    387,484      $    353,070      $    144,422      $     69,804
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                    American Century
                                                        ----------------------------------------

                                                          International
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $           1,744
 Mortality and expense risk charge                                   (524)
                                                        ------------------
Net investment income(loss)                                         1,220
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                        83
                                                        ------------------
Net realized gain(loss)                                                83
                                                        ------------------

Change in unrealized appreciation/depreciation                      7,710
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $           9,013
                                                        ==================

                                                                    International
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $           1,220     $             (58)
 Net realized gain(loss)                                               83                (1,206)
 Net change in unrealized appreciation/depreciation                 7,710                 8,008
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                    9,013                 6,744
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                2,309                 2,917
 Subaccounts transfers (including fixed account), net               9,401                52,761
 Transfers for policyowner benefits and terminations               (4,143)               (6,921)
 Policyowner maintenance charges                                   (2,771)                 (814)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions                4,796                47,943
                                                        ------------------    ------------------

Total increase(decrease) in net assets                             13,809                54,687
Net assets at beginning of period                                  61,621                 6,934
                                                        ------------------    ------------------
Net assets at end of period                             $          75,430     $          61,621
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

        Franklin Templeton                                          MFS
----------------------------------- -------------------------------------------------------------------
 Global Inc.                        Utilities IC                          Research
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$      7,786                        $      4,369                        $      6,308
      (4,061)                             (1,241)                             (2,584)
-------------                       -------------                       -------------
       3,725                               3,128                               3,724
-------------                       -------------                       -------------


       1,408                                ----                                ----
      23,510                               5,826                              19,564
-------------                       -------------                       -------------
      24,918                               5,826                              19,564
-------------                       -------------                       -------------

      41,970                              20,422                              (2,908)
-------------                       -------------                       -------------


$     70,613                        $     29,376                        $     20,380
=============                       =============                       =============

          Global Inc.                        Utilities IC                          Research
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$      3,725      $     32,609      $      3,128      $      2,915      $      3,724      $     (1,090)
      24,918               (99)            5,826            (4,215)           19,564             3,715
      41,970             7,732            20,422            29,045            (2,908)           81,537
-------------     -------------     -------------     -------------     -------------     -------------

      70,613            40,242            29,376            27,745            20,380            84,162
-------------     -------------     -------------     -------------     -------------     -------------


      29,141            13,056            21,836             6,355            46,302            36,510
      93,679           319,927            81,323            65,536          (134,910)          294,254
     (43,690)           (5,260)          (18,617)             ----           (11,760)           (1,431)
     (17,313)           (8,757)           (8,353)           (4,415)          (19,030)          (13,722)
-------------     -------------     -------------     -------------     -------------     -------------
      61,817           318,966            76,189            67,476          (119,398)          315,611
-------------     -------------     -------------     -------------     -------------     -------------

     132,430           359,208           105,565            95,221           (99,018)          399,773
     465,450           106,242           127,493            32,272           433,649            33,876
-------------     -------------     -------------     -------------     -------------     -------------
$    597,880      $    465,450      $    233,058      $    127,493      $    334,631      $    433,649
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                         Summit
                                                        ----------------------------------------

                                                              Natural
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $           2,714
 Mortality and expense risk charge                                 (4,052)
                                                        ------------------
Net investment income(loss)                                        (1,338)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                      (753)
                                                        ------------------
Net realized gain(loss)                                              (753)
                                                        ------------------

Change in unrealized appreciation/depreciation                    142,857
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         140,766
                                                        ==================

                                                                        Natural
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          (1,338)    $            (826)
 Net realized gain(loss)                                             (753)              (13,539)
 Net change in unrealized appreciation/depreciation               142,857                86,463
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  140,766                72,098
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               43,215                19,385
 Subaccounts transfers (including fixed account), net             364,285               220,684
 Transfers for policyowner benefits and terminations              (17,123)                 ----
 Policyowner maintenance charges                                  (19,570)              (12,534)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              370,807               227,535
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            511,573               299,633
Net assets at beginning of period                                 397,296                97,663
                                                        ------------------    ------------------
Net assets at end of period                             $         908,869     $         397,296
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                               Summit
-------------------------------------------------------------------------------------------------------
                                        EAFE                                 S&P
   Zenith                               Intl.                              MidCap
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$      3,471                        $      1,422                        $      1,276
      (1,902)                               (548)                               (667)
-------------                       -------------                       -------------
       1,569                                 874                                 609
-------------                       -------------                       -------------


        ----                                ----                                ----
      14,166                                 (79)                             (2,606)
-------------                       -------------                       -------------
      14,166                                 (79)                             (2,606)
-------------                       -------------                       -------------

       1,525                               7,935                              17,184
-------------                       -------------                       -------------


$     17,260                        $      8,730                        $     15,187
=============                       =============                       =============

            Zenith                             EAFE Intl.                         S&P MidCap
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$      1,569      $      3,530      $        874      $       ----      $        609      $       ----
      14,166             3,564               (79)             ----            (2,606)             ----
       1,525            51,173             7,935              ----            17,184              ----
-------------     -------------     -------------     -------------     -------------     -------------

      17,260            58,267             8,730              ----            15,187              ----
-------------     -------------     -------------     -------------     -------------     -------------


      26,213            37,289             8,839              ----             2,180              ----
     (77,282)          (35,998)          112,091              ----           168,196              ----
      (4,350)          (16,560)           (2,230)             ----              ----              ----
     (15,461)          (14,975)           (3,146)             ----              (422)             ----
-------------     -------------     -------------     -------------     -------------     -------------
     (70,880)          (30,244)          115,554              ----           169,954              ----
-------------     -------------     -------------     -------------     -------------     -------------

     (53,620)           28,023           124,284              ----           185,141              ----
     292,359           264,336              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------
$    238,739      $    292,359      $    124,284      $       ----      $    185,141      $       ----
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        T. Rowe
                                                        ----------------------------------------

                                                             Blue Chip
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                 (4,748)
                                                        ------------------
Net investment income(loss)                                        (4,748)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                    29,154
                                                        ------------------
Net realized gain(loss)                                            29,154
                                                        ------------------

Change in unrealized appreciation/depreciation                     67,427
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $          91,833
                                                        ==================

                                                                       Blue Chip
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          (4,748)    $          (3,298)
 Net realized gain(loss)                                           29,154               (10,511)
 Net change in unrealized appreciation/depreciation                67,427               183,063
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                   91,833               169,254
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               58,449                59,204
 Subaccounts transfers (including fixed account), net              54,435               227,912
 Transfers for policyowner benefits and terminations              (20,484)              (18,547)
 Policyowner maintenance charges                                  (25,625)              (23,436)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions               66,775               245,133
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            158,608               414,387
Net assets at beginning of period                                 685,312               270,925
                                                        ------------------    ------------------
Net assets at end of period                             $         843,920     $         685,312
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

          Morgan Stanley                                          Pimco
----------------------------------- -------------------------------------------------------------------
  Emerging
   Markets                           Commodity                          Total Return
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$     10,629                        $     42,987                        $     29,509
     (13,432)                             (1,931)                             (8,629)
-------------                       -------------                       -------------
      (2,803)                             41,056                              20,880
-------------                       -------------                       -------------


        ----                               6,349                              41,284
     108,889                             (11,006)                             14,252
-------------                       -------------                       -------------
     108,889                              (4,657)                             55,536
-------------                       -------------                       -------------

     249,246                              30,367                               2,119
-------------                       -------------                       -------------


$    355,332                        $     66,766                        $     78,535
=============                       =============                       =============

       Emerging Markets                       Commodity                          Total Return
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     (2,803)     $     (4,931)     $     41,056      $      6,933      $     20,880      $      7,875
     108,889            21,109            (4,657)           17,277            55,536            20,735
     249,246           344,406            30,367            (3,236)            2,119           (10,537)
-------------     -------------     -------------     -------------     -------------     -------------

     355,332           360,584            66,766            20,974            78,535            18,073
-------------     -------------     -------------     -------------     -------------     -------------


      59,550            35,263            10,769             5,751            44,773            17,707
     556,665           907,977           168,300           194,008           644,050           689,670
     (21,769)           (9,420)             (299)             (212)          (54,366)           (3,276)
     (36,383)          (19,460)           (7,442)           (2,389)          (45,436)           (8,811)
-------------     -------------     -------------     -------------     -------------     -------------
     558,063           914,360           171,328           197,158           589,021           695,290
-------------     -------------     -------------     -------------     -------------     -------------

     913,395         1,274,944           238,094           218,132           667,556           713,363
   1,469,689           194,745           218,132              ----           713,363              ----
-------------     -------------     -------------     -------------     -------------     -------------
$  2,383,084      $  1,469,689      $    456,226      $    218,132      $  1,380,919      $    713,363
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                          DFA
                                                        ----------------------------------------

                                                               Bond
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                   ----
                                                        ------------------
Net investment income(loss)                                          ----
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                      ----
                                                        ------------------
Net realized gain(loss)                                              ----
                                                        ------------------

Change in unrealized appreciation/depreciation                       ----
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $            ----
                                                        ==================

                                                                         Bond
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            ----     $            ----
 Net realized gain(loss)                                             ----                  ----
 Net change in unrealized appreciation/depreciation                  ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                     ----                  ----
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                  ----
 Subaccounts transfers (including fixed account), net                ----                  ----
 Transfers for policyowner benefits and terminations                 ----                  ----
 Policyowner maintenance charges                                     ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions                 ----                  ----
                                                        ------------------    ------------------

Total increase(decrease) in net assets                               ----                  ----
Net assets at beginning of period                                    ----                  ----
                                                        ------------------    ------------------
Net assets at end of period                             $            ----     $            ----
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                               DFA
-------------------------------------------------------------------------------------------------------
    Small                               Value                               Fixed
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$       ----                        $       ----                        $       ----
        ----                                ----                                ----
-------------                       -------------                       -------------
        ----                                ----                                ----
-------------                       -------------                       -------------


        ----                                ----                                ----
        ----                                ----                                ----
-------------                       -------------                       -------------
        ----                                ----                                ----
-------------                       -------------                       -------------

        ----                                ----                                ----
-------------                       -------------                       -------------


$       ----                        $       ----                        $       ----
=============                       =============                       =============

             Small                              Value                                Fixed
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$       ----      $       ----      $       ----      $       ----      $       ----      $       ----
        ----              ----              ----              ----              ----              ----
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------

        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------


        ----              ----              ----              ----              ----              ----
        ----              ----              ----              ----              ----              ----
        ----              ----              ----              ----              ----              ----
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------

        ----              ----              ----              ----              ----              ----
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------
$       ----      $       ----      $       ----      $       ----      $       ----      $       ----
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                          DFA
                                                        ----------------------------------------

                                                               Large
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                   ----
                                                        ------------------
Net investment income(loss)                                          ----
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                      ----
                                                        ------------------
Net realized gain(loss)                                              ----
                                                        ------------------

Change in unrealized appreciation/depreciation                       ----
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $            ----
                                                        ==================

                                                                         Large
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            ----     $            ----
 Net realized gain(loss)                                             ----                  ----
 Net change in unrealized appreciation/depreciation                  ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                     ----                  ----
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                  ----
 Subaccounts transfers (including fixed account), net                ----                  ----
 Transfers for policyowner benefits and terminations                 ----                  ----
 Policyowner maintenance charges                                     ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions                 ----                  ----
                                                        ------------------    ------------------

Total increase(decrease) in net assets                               ----                  ----
Net assets at beginning of period                                    ----                  ----
                                                        ------------------    ------------------
Net assets at end of period                             $            ----     $            ----
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

               DFA
----------------------------------------

     Targeted
------------------

       2010
------------------

$            ----
             ----
------------------
             ----
------------------


             ----
             ----
------------------
             ----
------------------

             ----
------------------


$            ----
==================

               Targeted
----------------------------------------

       2010                  2009
------------------    ------------------

$            ----     $            ----
             ----                  ----
             ----                  ----
------------------    ------------------

             ----                  ----
------------------    ------------------


             ----                  ----
             ----                  ----
             ----                  ----
             ----                  ----
------------------    ------------------
             ----                  ----
------------------    ------------------

             ----                  ----
             ----                  ----
------------------    ------------------
$            ----     $            ----
==================    ==================

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                FOR THE PERIODS ENDED DECEMBER 31, 2010 AND 2009
                ------------------------------------------------

1.   ORGANIZATION
-----------------

     Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support variable life products issued by ALIC.

     Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2010 there are seventy-four subaccounts available within the Account listed as follows:

     Calvert Asset Management                       Fidelity Management & Research Company,
     Company, Inc. (Advisor) (See Note 3)           continued
      Calvert (Fund Series short cite)               Fidelity, continued
       *Balanced (Subaccount short cite)              *High Income SC
        (formerly Social Balanced Portfolio)          *Inv. Grade Bond IC
       *Mid Cap                                       *Mid Cap SC
        (formerly Social Mid Cap Growth Portfolio)    *Overseas IC
       *Social Equity                                 *Strategic IC
        (formerly Social Equity Portfolio)             (Commenced May 7, 2008)
        (Commenced August 4, 2009)                    *Equity Inc. IC
       *Small Cap(1)                                   (Commenced May 26, 2009)
        (formerly Ameritas Small Capitalization       *High Income IC
         Portfolio)(1)                                 (Commenced May 1, 2009)
       *Core Strategies                               *Mid Cap IC
        (formerly Ameritas Core Strategies Portfolio)  (Commenced July 6, 2009)
        (Commenced April 30, 2008)
                                                    Invesco Advisors, Inc.
     Deutsche Investment Management Americas         AIM
     Inc.                                             *Financial(2)
      Scudder                                         *Health(2)
       *Equity 500                                    *Technology(2)
       *Small Cap                                     *Intl. Growth(2)
       *Mid Value                                      (Commenced May 2, 2008)
        (Commenced June 18, 2008)                     *Leisure(2)
       *Global                                         (Commenced July 16, 2008)
        (Commenced June 9, 2008)
       *Health Care                                 Janus Capital Management LLC
        (Commenced July 21, 2008)                    Janus
                                                      *Growth
     Fidelity Management & Research Company
      Fidelity
       *Contrafund IC
       *Contrafund SC

                                     FS-45

1.   ORGANIZATION, continued
----------------------------

     Neuberger Berman Management LLC                Schroder Investment Management North
      Neuberger Berman                              America, Inc. and Baillie Gifford Overseas Ltd.
       *Balanced                                     Vanguard
       *Growth                                        *International
       *Guardian
       *Bond                                        Barrow, Hanley, Mewhinney & Strauss, Inc.
       *Mid-Cap                                      Vanguard
       *Partners                                      *Diversified
       *Regency
        (Commenced June 30, 2008)                   Granahan Investment Management, Inc.
                                                     Vanguard
     Security Global Investors                        *Small Company Growth
      Rydex (formerly Rydex Variable Trust)
       *Nova                                        Wells Fargo Funds Management, LLC
       *NASDAQ                                       Wells Fargo
       *Precious Metals                               *Discovery(4)
       *Inv. S&P 500                                  *Opportunity(4)
       *Gov. Long Bond
       *Sector Rotation                             American Century Investment Management,
        (formerly Rydex All-Cap Opportunity Fund    Inc.
         Portfolio) (Commenced May 24, 2010)         American Century
                                                      *Mid Cap
     Third Avenue Management LLC                       (Commenced April 30, 2008)
      Third Avenue                                    *International
       *Value                                          (Commenced May 7, 2008)

     The Vanguard Group. Inc.                       Franklin Advisers, Inc.
      Vanguard                                       Franklin Templeton
       *Money Market                                  *Global Inc.
       *Equity Index                                   (Commenced April 30, 2008)
       *Total Bond
       *REIT Index                                  Massachusetts Financial Service Company
       *Mid-Cap                                      MFS
       *Stock Market Index                            *Utilities IC(3)
                                                       (Commenced May 7, 2008)
     The Vanguard Group. Inc. and Wellington          *Research(3)
     Management Company, LLP                           (Commenced June 2, 2008)
      Vanguard
       *Equity Income                               Calvert Asset Management Company, Inc.
                                                    (See Note 3)
     AllianceBerstein L.P. and William Blair &       Summit
     Company, L.L.C.                                  *Natural
      Vanguard                                         (formerly Summit Natural Resources
       *Growth                                          Portfolio) (Commenced May 7, 2008)
                                                      *Zenith
     Wellington Management Company, LLP                (formerly Summit Zenith Portfolio)
      Vanguard                                         (Commenced December 12, 2008)
       *Balanced                                      *EAFE Intl.
       *High Yield Bond                                (Commenced April 30, 2010)
                                                      *S&P MidCap
                                                       (Commenced April 30, 2010)
                                     FS-46

1.   ORGANIZATION, continued
----------------------------

     T. Rowe Price Associates, Inc.                 Dimensional Fund Advisors LP
      T. Rowe                                        DFA
       *Blue Chip                                     *Bond (A)
        (Commenced April 30, 2008)                    *Small (A)
                                                      *Value (A)
     Morgan Stanley Investment Management Inc.        *Fixed (A)
      Morgan Stanley                                  *Large (A)
       *Emerging Markets                              *Targeted (A)
        (Commenced April 30, 2008)

     Pacific Investment Management Company LLC
      Pimco
       *Commodity
        (Commenced May 1, 2009)
       *Total Return
        (Commenced May 1, 2009)

(A)  These subaccounts have no activity since inception.

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.
     1 In 2009, these subaccounts were listed under Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas).
     2    Subaccount names remained the same except AIM was replaced with
          Invesco.
     3    Subaccount names remained the same except VIT was removed.
     4    Subaccount names remained the same except Class 2 was added.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------

     BASIS OF ACCOUNTING
     The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS
     The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

     Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
--------------------------------------------------------------------------
continued
---------

     FAIR VALUE MEASUREMENTS
     The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

     Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

     FEDERAL AND STATE TAXES
     The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.   RELATED PARTIES
--------------------

     Affiliates of ALIC provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2010 and 2009, as follows:

                                                                                           Management/
                                                                 Investment              Administrative
                                                                Advisory Fee                  Fee
                                                                ------------             --------------
     Calvert:
      Balanced                                                      0.00425                   0.00275
      Mid Cap                                                       0.00650                   0.00275
      Social Equity                                                 0.00500                   0.00200
      Small Cap                                                     0.00850                   0.00050
      Core Strategies                                               0.00750                   0.00050
     Summit:
      Natural                                                       0.00550                   0.00100
      Zenith                                                        0.00640                   0.00100
      EAFE Intl.                                                    0.00560                   0.00100 (A)
      S&P MidCap                                                    0.00300                   0.00100 (A)

     (A) New subaccount in 2010.

                                     FS-48

4.   PURCHASES AND SALES OF INVESTMENTS
---------------------------------------

     The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2010 were as follows:

                                                                   Purchases                  Sales
                                                                ---------------          ---------------
     Calvert:
      Balanced                                                  $        56,991          $         4,451
      Mid Cap                                                              ----                   28,913
      Social Equity                                                       7,438                    5,490
      Small Cap                                                           6,145                   30,941
      Core Strategies                                                   233,761                  104,513

     Scudder:
      Equity 500                                                         10,746                   12,624
      Small Cap                                                         130,086                  100,355
      Mid Value                                                          97,199                  184,592
      Global                                                            101,705                   10,890
      Health Care                                                        61,505                   12,936

     Fidelity:
      Contrafund IC                                                     968,838                  838,488
      Contrafund SC                                                      51,420                   45,126
      High Income SC                                                     17,458                   20,935
      Inv. Grade Bond IC                                                254,194                  131,353
      Mid Cap SC                                                        496,137                  548,248
      Overseas IC                                                        95,777                  193,707
      Strategic IC                                                      214,741                  162,968
      Equity Inc. IC                                                    135,348                   29,031
      High Income IC                                                     95,873                  234,740
      Mid Cap IC                                                         86,541                   52,651

     AIM:
      Financial                                                          49,605                   65,908
      Health                                                             56,212                   66,718
      Technology                                                        192,968                  281,596
      Intl. Growth                                                       75,063                   19,644
      Leisure                                                             4,767                       88

     Janus:
      Growth                                                              1,025                   19,920

     Neuberger Berman:
      Balanced                                                           54,356                   37,049
      Growth                                                            102,355                  194,028
      Guardian                                                              125                    5,441
      Bond                                                              450,606                  110,993
      Mid-Cap                                                             1,459                    1,314
      Partners                                                          643,978                  508,122
      Regency                                                           126,387                  126,619

                                     FS-49

4.   PURCHASES AND SALES OF INVESTMENTS, continued
--------------------------------------------------

                                                                   Purchases                  Sales
                                                                ---------------          ---------------
     Rydex:
      Nova                                                      $     1,142,218          $     1,286,430
      NASDAQ                                                          1,497,132                1,606,382
      Precious Metals                                                 1,573,436                1,584,261
      Inv. S&P 500                                                      645,130                  665,163
      Gov. Long Bond                                                    470,777                  453,408
      Sector Rotation                                                       879                       56

     Third Avenue:
      Value                                                             875,096                1,329,152

     Vanguard:
      Money Market                                                    6,379,129               10,616,515
      Equity Index                                                      988,345                1,691,417
      Total Bond                                                      1,054,866                1,602,596
      REIT Index                                                        403,726                  345,732
      Mid-Cap                                                           896,543                  544,138
      Stock Market Index                                              1,209,463                  453,549
      Equity Income                                                     588,180                  438,504
      Growth                                                            396,557                  600,941
      Balanced                                                          365,287                  848,062
      High Yield Bond                                                   538,194                  472,667
      International                                                   1,082,378                1,948,593
      Diversified                                                       410,285                  554,503
      Small Company Growth                                              666,641                  671,579

     Wells Fargo:
      Discovery                                                         164,099                   88,329
      Opportunity                                                        28,346                   69,549

     American Century:
      Mid Cap                                                           118,348                   57,873
      International                                                      30,735                   24,720

     Franklin Templeton:
      Global Inc.                                                       414,479                  347,529

     MFS:
      Utilities IC                                                      135,397                   56,081
      Research                                                          138,365                  254,039

     Summit:
      Natural                                                           552,276                  182,806
      Zenith                                                             32,946                  102,258
      EAFE Intl.                                                        120,414                    3,986
      S&P MidCap                                                        186,545                   15,982

                                     FS-50

4.   PURCHASES AND SALES OF INVESTMENTS, continued
--------------------------------------------------
                                                                   Purchases                  Sales
                                                                ---------------          ---------------
     T. Rowe:
      Blue Chip                                                 $       418,902          $       356,875

     Morgan Stanley:
      Emerging Markets                                                1,413,226                  857,967

     Pimco:
      Commodity                                                         361,294                  142,561
      Total Return                                                    1,558,721                  907,536

     DFA:
      Bond                                                                 ----                     ----
      Small                                                                ----                     ----
      Value                                                                ----                     ----
      Fixed                                                                ----                     ----
      Large                                                                ----                     ----
      Targeted                                                             ----                     ----

5.  FINANCIAL HIGHLIGHTS
------------------------

     The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

     Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

     Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .60 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $10 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

     Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

-----------------------------------

     Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Calvert:
Balanced
--------
2010                    1.82    2.34            63,695      144,312        1.74   0.70    0.75     11.26     11.32
2009                    1.64    2.10            38,560       79,944        2.46   0.70    0.75     19.14     24.36
2008                    1.69    1.69            42,491       71,822        2.33   0.75    0.75    (31.84)   (31.84)
2007                    2.48    2.48            54,505      135,162        3.22   0.75    0.75      1.98      1.98
2006                    2.43    2.43            23,910       58,137        2.84   0.75    0.75      7.96      7.96

Mid Cap
-------
2010                   36.24   36.24             4,034      146,171        ----   0.75    0.75     30.49     30.49
2009                   27.77   27.77             4,980      138,286        ----   0.75    0.75     31.03     31.03
2008                   21.19   21.19             7,846      166,269        ----   0.75    0.75    (37.66)   (37.66)
2007                   34.00   34.00            16,519      561,577        ----   0.75    0.75      9.34      9.34
2006                   31.09   31.09            16,144      501,964        ----   0.75    0.75      6.08      6.08

Social Equity
-------------
2010                   20.31   20.31               375        7,621        0.08   0.70    0.70     10.34     10.34
2009                   17.44   17.44               295        5,136        0.37   0.70    0.70     11.78     11.78
2008                    ----    ----              ----         ----        ----   ----    ----      ----      ----
2007                    ----    ----              ----         ----        ----   ----    ----      ----      ----
2006                    ----    ----              ----         ----        ----   ----    ----      ----      ----

Small Cap
---------
2010                   41.27   41.27               684       28,215        ----   0.60    0.60     36.65     36.65
2009                   30.21   30.21             1,546       46,685        0.07   0.60    0.60     33.97     33.97
2008                   22.55   22.55             1,265       28,517        ----   0.60    0.60    (37.38)   (37.38)
2007                   36.01   36.01             1,096       39,455        ----   0.60    0.60     11.13     11.13
2006                   32.40   32.40               996       32,258        ----   0.60    0.60     19.84     19.84

Core Strategies
---------------
2010                   19.04   19.14            24,000      457,557        0.50   0.60    0.75      9.75      9.92
2009                   17.35   17.41            16,263      282,354        1.52   0.60    0.75     42.37     42.58
2008                   12.18   12.21            11,271      137,370        1.14   0.60    0.75    (36.31)   (35.22)
2007                    ----    ----              ----         ----        ----   ----    ----      ----      ----
2006                    ----    ----              ----         ----        ----   ----    ----      ----      ----

                                     FS-52

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Scudder:
Equity 500
----------
2010                   14.53  14.53              9,897      143,844        1.99   0.60    0.60     14.02     14.02
2009                   12.75  12.75             10,179      129,761        6.06   0.60    0.60     25.57     25.57
2008                   10.15  10.15            115,829    1,175,847        2.54   0.60    0.60    (37.53)   (37.53)
2007                   16.25  16.25            141,595    2,300,889        1.52   0.60    0.60      4.66      4.66
2006                   15.53  15.53            149,967    2,328,310        1.09   0.60    0.60     14.83     14.83

Small Cap
---------
2010                   18.29  18.45             49,775      913,911        0.91   0.60    0.75     25.45     25.64
2009                   14.58  14.69             47,838      699,854        2.10   0.60    0.75     25.63     25.82
2008                   11.60  11.67             94,895    1,105,477        1.62   0.60    0.75    (34.62)   (34.52)
2007                   17.75  17.82             93,184    1,658,592        0.86   0.60    0.75     (2.63)    (2.49)
2006                   18.23  18.28             96,802    1,767,676        0.62   0.60    0.75     16.62     16.79

Mid Value
---------
2010                   12.41  12.47             33,951      422,160        1.48   0.60    0.75     22.15     22.33
2009                   10.16  10.20             42,907      436,398        1.73   0.60    0.75     28.74     28.93
2008                    7.89   7.91             20,496      161,895        ----   0.60    0.75    (30.73)   (30.62)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Global
------
2010                    9.38   9.41             12,122      114,020        0.46   0.70    0.75      3.93     12.81
2009                    8.31   8.31              1,586       13,183        0.84   0.75    0.75     42.75     42.75
2008                    5.82   5.82                906        5,275        ----   0.75    0.75    (44.10)   (44.10)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Health Care
-----------
2010                   12.26  12.31              5,602       68,690        ----   0.70    0.75      7.34      7.40
2009                   11.42  11.46              1,171       13,372        0.94   0.70    0.75      2.58     21.28
2008                    9.42   9.42              1,143       10,764        ----   0.75    0.75    (21.38)   (21.38)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Fidelity:
Contrafund IC
-------------
2010                   24.49  35.88             83,163    2,904,683        1.26   0.70    0.75     16.34     16.40
2009                   21.04  30.84             79,146    2,378,631        1.46   0.70    0.75     34.70     49.85
2008                   22.89  22.89             70,647    1,617,443        1.00   0.75    0.75    (42.94)   (42.94)
2007                   40.13  40.13             69,830    2,802,064        1.13   0.75    0.75     16.71     16.71
2006                   34.38  34.38             46,444    1,596,805        1.67   0.75    0.75     10.89     10.89

                                     FS-53

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
Contrafund SC
-------------
2010                   36.50  36.50             26,700      974,651        1.14   0.60    0.60     16.41     16.41
2009                   31.36  31.36             26,726      838,099        2.01   0.60    0.60     34.86     34.86
2008                   23.25  23.25             14,380      334,374        0.99   0.60    0.60    (42.96)   (42.96)
2007                   40.76  40.76             15,199      619,584        0.90   0.60    0.60     16.80     16.80
2006                   34.90  34.90             13,447      469,291        1.15   0.60    0.60     10.93     10.93

High Income SC
--------------
2010                   12.42  12.42             16,146      200,587        7.59   0.60    0.60     13.11     13.11
2009                   10.98  10.98             17,630      193,637       20.90   0.60    0.60     42.92     42.92
2008                    7.69   7.69              3,445       26,473        8.88   0.60    0.60    (25.51)   (25.51)
2007                   10.32  10.32              3,771       38,907        8.21   0.60    0.60      2.04      2.04
2006                   10.11  10.11              3,835       38,777        7.65   0.60    0.60     10.52     10.52

Inv. Grade Bond IC
------------------
2010                   13.38  20.94             27,990      467,237        3.87   0.60    0.75      3.62      7.16
2009                   13.60  19.54             17,200      335,210        9.21   0.60    0.70      9.10     15.03
2008                   16.99  16.99             15,006      254,901        4.03   0.60    0.60     (3.83)    (3.83)
2007                   17.66  17.66             28,922      510,829        4.24   0.60    0.60      3.72      3.72
2006                   17.03  17.03             31,317      533,289        3.95   0.60    0.60      3.73      3.73

Mid Cap SC
----------
2010                   47.45  48.05             73,429    3,490,143        0.27   0.60    0.75     27.74     27.94
2009                   37.14  37.56             74,605    2,775,086        0.61   0.60    0.75     38.97     39.18
2008                   26.73  26.99             77,727    2,080,589        0.36   0.60    0.75    (39.96)   (39.87)
2007                   44.52  44.88             82,578    3,681,626        0.74   0.60    0.75     14.62     14.79
2006                   38.84  39.09             97,450    3,788,221        0.25   0.60    0.75     11.75     11.92

Overseas IC
-----------
2010                   22.02  22.24             28,896      632,515        1.39   0.60    0.75     12.27     12.44
2009                   19.62  19.78             33,863      664,895        1.13   0.60    0.75     25.59     25.78
2008                   15.62  15.73            113,751    1,784,728        2.61   0.60    0.75    (44.23)   (44.14)
2007                   28.00  28.15            123,850    3,480,164        3.60   0.60    0.75     16.43     16.61
2006                   24.05  24.14             98,852    2,384,752        0.31   0.60    0.75     17.20     17.38

Strategic IC
------------
2010                   12.60  13.27             28,482      377,280        4.91   0.60    0.75      8.82     8.98
2009                   11.56  12.20             26,324      319,942        7.48   0.60    0.75     28.59     29.05
2008                    9.45   9.45              6,297       59,510        9.01   0.75    0.75    (12.26)   (12.26)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

                                     FS-54

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
Equity Inc. IC
--------------
2010                   20.25  20.25              5,953      120,543        4.70   0.70    0.70     14.35     14.35
2009                   17.71  17.71                230        4,070        2.17   0.70    0.70     24.38     24.38
2008                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

High Income IC
--------------
2010                    6.40   7.25              9,361       60,548        4.14   0.70    0.75     12.98     13.03
2009                    5.67   6.41             33,584      191,086       12.01   0.70    0.75     23.98     24.02
2008                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Mid Cap IC
----------
2010                   32.95  32.95              2,913       95,986        0.53   0.70    0.70     27.94     27.94
2009                   25.75  25.75              1,580       40,702        0.60   0.70    0.70     26.55     26.55
2008                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

AIM:
Financial
---------
2010                    7.61   7.75             26,219      200,061        0.10   0.60    0.75      9.49      9.66
2009                    6.95   7.07             28,620      199,870        3.95   0.60    0.75     26.48     26.67
2008                    5.49   5.58             17,799       97,900        4.02   0.60    0.75    (59.75)   (59.69)
2007                   13.64  13.84              8,165      111,635        1.72   0.60    0.75    (22.80)   (22.68)
2006                   17.67  17.90              8,734      154,552        2.26   0.60    0.75     15.58     15.75

Health
------
2010                   21.55  21.98             13,368      289,381        ----   0.60    0.75      4.51      4.67
2009                   20.62  21.00             13,802      285,646        0.33   0.60    0.75     26.72     26.91
2008                   16.27  16.55             15,577      254,023        ----   0.60    0.75    (29.15)   (29.05)
2007                   22.97  23.32             15,364      353,380        ----   0.60    0.75     11.02     11.18
2006                   20.69  20.98             14,938      309,299        ----   0.60    0.75      4.45      4.60

Technology
----------
2010                   14.87  15.30             45,623      687,285        ----   0.60    0.75     20.40     20.58
2009                   12.35  12.69             52,458      655,775        ----   0.60    0.75     56.23     56.46
2008                    7.90   8.11             33,620      267,136        ----   0.60    0.75    (44.92)   (44.84)
2007                   14.35  14.70             37,491      540,329        ----   0.60    0.75      6.90      7.06
2006                   13.42  13.74             27,435      369,094        ----   0.60    0.75      9.66      9.82

                                     FS-55

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
AIM, continued:
Intl. Growth
------------
2010                   29.54  30.00             17,439      516,659        2.40   0.60    0.75     12.02     12.19
2009                   26.33  26.78             15,551      410,854        4.30   0.60    0.75      2.68     34.23
2008                   19.95  19.95                562       11,208        0.69   0.75    0.75    (37.85)   (37.85)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Leisure
-------
2010                    7.94   7.94                634        5,038        0.55   0.75    0.75      7.16      7.16
2009                    6.55   6.55               ----         ----        ----   0.75    0.75    (11.52)   (11.52)
2008                    7.19   7.19                 45          323        1.24   0.75    0.75    (31.35)   (31.35)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Janus:
Growth
------
2010                   23.88  23.88              3,989       95,256        1.11   0.75    0.75     13.66     13.66
2009                   21.01  21.01              4,900      102,947        0.54   0.75    0.75     35.34     35.34
2008                   15.52  15.52              7,232      112,264        0.73   0.75    0.75    (40.17)   (40.17)
2007                   25.95  25.95              8,725      226,396        0.70   0.75    0.75     14.23     14.23
2006                   22.71  22.71             10,536      239,330        0.48   0.75    0.75     10.55     10.55

Neuberger Berman:
Balanced
--------
2010                   18.24  32.29             27,752      680,718        1.02   0.60    0.75     17.94     18.12
2009                   15.44  27.38             26,614      562,643        3.44   0.60    0.75     21.55     21.74
2008                   12.69  22.52             29,966      549,016        3.62   0.60    0.75    (39.60)   (39.51)
2007                   20.97  37.29             35,137    1,070,995        1.21   0.60    0.75     14.74     14.91
2006                   18.25  32.50             35,012      949,512        0.82   0.60    0.75      9.85     10.01

Growth
------
2010                   56.21  56.21             24,207    1,360,561        ----   0.75    0.75     30.36     30.36
2009                   43.12  43.12             26,055    1,123,385        ----   0.75    0.75     29.39     29.39
2008                   33.32  33.32             29,626      987,242        ----   0.75    0.75    (44.10)   (44.10)
2007                   59.61  59.61             39,019    2,326,065        ----   0.75    0.75     21.78     21.78
2006                   48.95  48.95             33,681    1,648,780        ----   0.75    0.75     13.22     13.22

Guardian
--------
2010                   21.16  21.16                116        2,449        0.22   0.60    0.60     18.33     18.33
2009                   17.88  17.88                403        7,200        1.21   0.60    0.60     28.91     28.91
2008                   13.87  13.87                376        5,219        0.29   0.60    0.60    (37.62)   (37.62)
2007                   22.24  22.24              4,542      101,018        0.28   0.60    0.60      6.74      6.74
2006                   20.83  20.83              4,676       97,423        0.69   0.60    0.60     12.70     12.70

                                     FS-56

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max

Neuberger Berman, continued:
Bond
----
2010                   15.78  22.43             30,401      658,722        7.06   0.60    0.75      4.50      4.65
2009                   15.08  21.46             15,469      331,582        6.60   0.60    0.75     12.48     12.72
2008                   13.37  19.08             19,823      377,847        4.81   0.60    0.75    (14.08)   (14.06)
2007                   15.56  22.21             21,405      474,832        2.58   0.60    0.75      3.98      3.99
2006                   14.97  21.35             23,842      508,670        3.18   0.60    0.75      3.43      3.45

Mid-Cap
-------
2010                   25.62  25.62                496       12,717        ----   0.60    0.60     28.33     28.33
2009                   19.96  19.96                486        9,696        ----   0.60    0.60     30.82     30.82
2008                   15.26  15.26                452        6,903        ----   0.60    0.60    (43.71)   (43.71)
2007                   27.11  27.11              7,481      202,823        ----   0.60    0.60     21.79     21.79
2006                   22.26  22.26                739       16,440        ----   0.60    0.60     14.01     14.01

Partners
--------
2010                   33.45  33.45             87,417    2,924,188        0.67   0.75    0.75     14.80     14.80
2009                   29.14  29.14             83,880    2,444,054        2.61   0.75    0.75     54.91     54.91
2008                   18.81  18.81            100,593    1,892,072        0.53   0.75    0.75    (52.75)   (52.75)
2007                   39.81  39.81             98,469    3,919,804        0.64   0.75    0.75      8.52      8.52
2006                   36.68  36.68            106,069    3,890,949        0.73   0.75    0.75     11.41     11.41

Regency
-------
2010                   15.96  15.96              1,458       23,277        0.31   0.75    0.75     25.24     25.24
2009                   12.74  12.74              1,229       15,658        2.27   0.75    0.75     45.47     45.47
2008                    8.76   8.76                206        1,805        1.49   0.75    0.75    (42.13)   (42.13)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Rydex:
Nova
----
2010                   10.41  73.22             43,842      456,398        0.20   0.60    0.75     13.97     19.07
2009                    8.45   8.74             61,746      539,647        1.00   0.60    0.75     34.50     34.75
2008                    6.27   6.50             49,750      323,256        0.34   0.60    0.75    (54.82)   (54.75)
2007                   13.85  14.39             64,357      921,943        1.28   0.60    0.75      0.37      0.52
2006                   13.78  14.33             58,048      827,572        1.26   0.60    0.75     18.39     18.56

NASDAQ
------
2010                   18.45  18.56             63,238    1,173,527        ----   0.60    0.75     17.60     17.78
2009                   15.66  15.79             69,557    1,097,606        ----   0.60    0.75     50.87     51.09
2008                   10.37  10.46             68,530      716,416        0.16   0.60    0.75    (42.35)   (42.26)
2007                   17.95  18.15             77,105    1,397,789        0.09   0.60    0.75     16.94     17.12
2006                   15.33  15.52             74,339    1,152,542        ----   0.60    0.75      4.99      5.14

                                     FS-57

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Rydex, continued:
Precious Metals
---------------
2010                   17.52  17.87            129,228    2,273,233        ----   0.60    0.75     37.05     37.25
2009                   12.78  13.02            134,964    1,730,146        ----   0.60    0.75     48.13     48.35
2008                    8.63   8.77            153,364    1,324,112        ----   0.60    0.75    (39.02)   (38.93)
2007                   14.15  14.37            145,182    2,057,479        ----   0.60    0.75     18.66     18.84
2006                   11.93  12.09            139,032    1,660,108        ----   0.60    0.75     20.53     20.71

Inv. S&P 500
------------
2010                    3.84   4.24             64,833      274,734        ----   0.60    0.75    (17.58)   (17.45)
2009                    4.66   5.15             71,767      368,944        ----   0.60    0.75    (28.09)   (27.95)
2008                    6.46   7.15             49,839      348,680        0.71   0.60    0.75     38.21     38.45
2007                    4.67   5.18             44,286      228,852        3.42   0.60    0.75      0.07      0.32
2006                    4.65   5.17             70,489      364,188        6.25   0.60    0.75     (8.19)    (8.06)

Gov. Long Bond
--------------
2010                   17.61  17.97              6,585      118,158        2.11   0.60    0.75      9.32      9.49
2009                   16.08  16.43              6,845      112,159        2.30   0.60    0.75    (32.06)   (31.96)
2008                   23.63  24.19             19,516      471,506        2.78   0.60    0.75     43.77     43.99
2007                   16.41  16.82             24,614      413,840        3.61   0.60    0.75      8.94      9.11
2006                   15.04  15.44             25,726      397,017        3.65   0.60    0.75     (3.86)    (3.75)

Sector Rotation
---------------
2010                   12.63  12.63                 74          934        ----   0.70    0.70     14.11     14.11
2009                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2008                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Third Avenue:
Value
-----
2010                   28.96  29.39            155,759    4,395,351        4.03   0.60    0.75     13.22     13.39
2009                   25.58  25.92            177,735    4,482,955        ----   0.60    0.75     44.27     44.48
2008                   17.73  17.94            165,867    2,944,638        0.81   0.60    0.75    (44.08)   (44.00)
2007                   31.71  32.04            196,916    6,254,498        2.13   0.60    0.75     (5.52)    (5.38)
2006                   33.56  33.86            221,047    7,429,657        1.39   0.60    0.75     14.92     15.09

Vanguard:
Money Market
------------
2010                    1.19   1.51          6,846,817   10,035,209        0.23   0.60    0.75     (0.51)    (0.36)
2009                    1.19   1.52         10,067,804   14,272,595        0.62   0.60    0.75     (0.14)     0.01
2008                    1.19   1.52          9,691,221   14,360,456        2.77   0.60    0.75      2.05      2.20
2007                    1.17   1.49          8,558,605   12,422,089        5.11   0.60    0.75      4.45      4.60
2006                    1.12   1.42          8,247,167   11,514,662        4.95   0.60    0.75      4.26      4.41

                                     FS-58

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Vanguard, continued:
Equity Index
------------
2010                   36.66  38.49            423,078   16,225,054        2.07   0.60    0.75     14.06     14.23
2009                   32.10  33.74            454,480   15,291,657        2.73   0.60    0.75     25.50     25.69
2008                   25.54  26.89            504,714   13,508,873        2.21   0.60    0.75    (37.41)   (37.31)
2007                   40.74  42.96            532,635   22,786,662        1.54   0.60    0.75      4.59      4.75
2006                   38.89  41.07            550,357   22,513,048        1.63   0.60    0.75     14.85     15.02

Total Bond
----------
2010                   17.04  22.37            313,166    6,700,571        3.48   0.60    0.75      5.71      5.86
2009                   16.09  21.16            346,869    7,061,250        4.22   0.60    0.75      5.15      5.31
2008                   15.28  20.12            311,758    6,182,510        4.33   0.60    0.75      4.44      4.60
2007                   14.61  19.27            299,802    5,689,564        3.72   0.60    0.75      6.18      6.34
2006                   13.74  18.14            275,389    4,909,619        3.87   0.60    0.75      3.53      3.69

REIT Index
----------
2010                   29.03  29.49            102,333    2,915,115        2.76   0.60    0.75     27.30     27.49
2009                   22.80  23.13            102,659    2,297,536        4.87   0.60    0.75     28.18     28.37
2008                   17.79  18.02            110,898    1,975,492        3.23   0.60    0.75    (37.72)   (37.62)
2007                   28.56  28.88            109,247    3,123,620        2.19   0.60    0.75    (17.23)   (17.10)
2006                   34.51  34.84            147,307    5,090,263        1.79   0.60    0.75     33.93     34.13

Mid-Cap
-------
2010                   23.88  24.23            152,058    3,620,240        0.87   0.60    0.75     24.44     24.62
2009                   19.19  19.44            137,387    2,631,754        1.82   0.60    0.75     39.33     39.54
2008                   13.78  13.94            162,684    2,247,477        1.62   0.60    0.75    (42.25)   (42.16)
2007                   23.85  24.09            171,689    4,104,426        1.21   0.60    0.75      5.35      5.50
2006                   22.64  22.84            169,540    3,844,902        0.94   0.60    0.75     12.91     13.08

Stock Market Index
------------------
2010                   32.38  32.67             97,461    3,137,035        1.80   0.60    0.75     16.24     16.41
2009                   27.85  28.06             73,762    2,050,430        1.92   0.60    0.75     27.30     27.49
2008                   21.88  22.01             74,186    1,624,030        1.47   0.60    0.75    (37.75)   (37.66)
2007                   35.15  35.31             69,202    2,433,268        0.95   0.60    0.75      4.38      4.53
2006                   33.68  33.78             59,763    2,013,060        0.68   0.60    0.75     14.66     14.84

Equity Income
-------------
2010                   27.62  33.28            171,239    5,483,891        2.89   0.60    0.75     13.86     14.03
2009                   24.23  29.23            168,971    4,792,655        4.97   0.60    0.75     15.90     16.08
2008                   20.87  25.22            167,243    4,167,054        3.52   0.60    0.75    (31.43)   (31.33)
2007                   30.39  36.78            166,429    6,068,518        2.43   0.60    0.75      3.75      3.91
2006                   29.25  35.45            173,661    6,110,932        2.71   0.60    0.75     19.80     19.98

                                     FS-59

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Vanguard, continued:
Growth
------
2010                   13.86  20.23            341,176    6,795,346        0.73   0.60    0.75     10.98     11.15
2009                   12.47  18.23            352,959    6,335,935        1.00   0.60    0.75     34.05     34.25
2008                    9.29  13.60            377,855    5,076,331        0.83   0.60    0.75    (38.18)   (38.09)
2007                   15.00  22.00            373,384    8,118,998        0.70   0.60    0.75      9.39      9.55
2006                   13.69  20.11            380,543    7,559,638        0.37   0.60    0.75      1.16      1.31

Balanced
--------
2010                   19.97  41.94            127,186    5,310,747        2.99   0.70    0.75     10.19     10.24
2009                   18.12  38.06            142,645    5,403,641        4.24   0.70    0.75     21.99     28.43
2008                   31.20  31.20            141,289    4,408,669        3.48   0.75    0.75    (23.15)   (23.15)
2007                   40.60  40.60            145,349    5,901,688        2.69   0.75    0.75      7.55      7.55
2006                   37.75  37.75            141,411    5,338,805        2.45   0.75    0.75     14.11     14.11

High Yield Bond
---------------
2010                   13.61  19.74            105,307    1,976,527        6.49   0.60    0.75     11.27     11.44
2009                   12.22  17.74            105,957    1,806,910        5.99   0.60    0.75     37.82     38.02
2008                    8.85  12.87            106,591    1,341,873        8.40   0.60    0.75    (22.53)   (22.42)
2007                   11.41  16.61            114,407    1,838,418        6.88   0.60    0.75      1.19      1.34
2006                   11.26  16.42            119,270    1,899,549        6.57   0.60    0.75      7.47      7.63

International
-------------
2010                   24.59  29.03            406,254   11,547,736        1.61   0.60    0.75     14.86     15.03
2009                   21.38  25.27            441,095   11,021,690        3.89   0.60    0.75     41.72     41.93
2008                   15.06  17.83            531,780    9,321,643        2.66   0.60    0.75    (45.33)   (45.25)
2007                   27.51  32.62            615,286   19,788,916        1.69   0.60    0.75     16.53     16.71
2006                   23.57  27.99            595,825   16,480,123        1.06   0.60    0.75     25.81     26.00

Diversified
-----------
2010                   15.83  16.11            182,123    2,873,952        2.48   0.60    0.75      8.52     8.68
2009                   14.59  14.82            194,274    2,828,976        4.09   0.60    0.75     25.98     26.17
2008                   11.58  11.75            193,416    2,242,810        2.94   0.60    0.75    (36.62)   (36.53)
2007                   18.27  18.51            210,355    3,847,717        1.66   0.60    0.75      3.16      3.31
2006                   17.71  17.91            195,374    3,463,493        1.80   0.60    0.75     17.99     18.17

Small Company Growth
--------------------
2010                   25.91  35.24            218,382    7,347,307        0.34   0.60    0.75     30.81     31.00
2009                   19.78  26.94            215,453    5,607,084        1.08   0.60    0.75     38.34     38.55
2008                   14.27  19.48            225,100    4,240,490        0.69   0.60    0.75    (39.92)   (39.83)
2007                   23.72  32.42            231,460    7,272,652        0.51   0.60    0.75      2.99      3.14
2006                   23.00  31.48            249,479    7,652,600        0.35   0.60    0.75      9.39      9.56

                                     FS-60

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Wells Fargo:
Discovery
---------
2010                   20.39  20.75             21,329      435,212        ----   0.60    0.75     34.53     34.73
2009                   15.15  15.40             16,766      254,470        ----   0.60    0.75     39.26     39.47
2008                   10.88  11.04             19,026      207,323        ----   0.60    0.75    (44.77)   (44.69)
2007                   19.70  19.96             23,454      462,251        ----   0.60    0.75     21.41     21.58
2006                   16.23  16.42             12,858      208,762        ----   0.60    0.75      6.61     13.79

Opportunity
-----------
2010                   30.95  35.94             10,960      387,484        0.76   0.60    0.75     22.83     23.02
2009                   25.16  29.26             12,247      353,070        ----   0.60    0.75     46.64     46.85
2008                   17.13  19.95             13,386      264,072        1.91   0.60    0.75    (40.55)   (40.46)
2007                   28.77  33.56             13,766      457,179        0.63   0.60    0.75      5.83      5.99
2006                   27.14  31.71             16,544      520,326        ----   0.60    0.75     11.38     11.55

American Century:
Mid Cap
-------
2010                   14.86  14.93              9,715      144,422        2.86   0.60    0.75     18.37     18.55
2009                   12.55  12.60              5,556       69,804        4.51   0.60    0.75     28.98     29.17
2008                    9.73   9.75              7,680       74,744        ----   0.60    0.75    (24.97)   (21.92)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----     ----

International
-------------
2010                    8.56   8.82              8,548       75,430        2.48   0.60    0.75      2.79     12.45
2009                    7.72   7.85              7,861       61,621        0.52   0.60    0.75      5.99     32.77
2008                    5.91   5.91              1,173        6,934        ----   0.75    0.75    (43.87)   (43.87)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Franklin Templeton:
Global Inc.
-----------
2010                   22.88  23.64             25,465      597,880        1.38   0.60    0.75     13.59     13.77
2009                   20.11  20.81             22,547      465,450       13.42   0.60    0.75     17.80     17.97
2008                   17.05  17.67              6,049      106,242        1.38   0.60    0.75      0.51      4.16
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

MFS:
Utilities IC
------------
2010                   27.11  27.30              8,575      233,058        2.55   0.60    0.75     12.96     13.13
2009                   24.00  24.13              5,310      127,493        4.15   0.60    0.75     32.22     32.43
2008                   18.15  18.22              1,777       32,272        ----   0.60    0.75    (37.35)    (1.33)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

                                     FS-61

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
MFS, continued:
Research
--------
2010                   12.52  12.64             26,497      334,361        1.78   0.60    0.75      9.98     10.15
2009                   11.36  11.50             37,769      433,649        0.26   0.60    0.75     22.07     29.88
2008                    8.85   8.85              3,827       33,876        ----   0.75    0.75    (41.19)   (41.19)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Summit:
Natural
-------
2010                   54.97  55.44             16,514      908,869        0.48   0.60    0.75     16.34     16.52
2009                   47.25  47.58              8,392      397,296        0.39   0.60    0.75     30.10     36.62
2008                   36.32  36.41              2,689       97,663        0.23   0.60    0.75    (47.28)     0.85
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Zenith
------
2010                   68.66  68.82              3,477      238,739        1.32   0.60    0.75     10.77     10.84
2009                   61.99  62.08              4,714      292,359        2.09   0.60    0.75     24.47     24.66
2008                   49.80  49.81              5,308      264,336        0.52   0.60    0.75      2.81      2.82
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

EAFE Intl.
----------
2010                   75.27  75.46              1,651      124,284        1.30   0.60    0.75      7.75      8.01
2009                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2008                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

S&P MidCap
----------
2010                   68.59  68.59              2,699      185,141        0.77   0.60    0.60     10.53     10.53
2009                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2008                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

T. Rowe:
Blue Chip
---------
2010                   11.01  11.07             76,514      843,920        ----   0.60    0.75     15.52     15.70
2009                    9.53   9.57             71,820      685,312        ----   0.60    0.75     41.12     41.34
2008                    6.76   6.77             40,092      270,925        0.16   0.60    0.75    (39.24)   (38.15)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

                                     FS-62

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Morgan Stanley:
Emerging Markets
----------------
2010                   20.86  20.97            115,130    2,383,084        0.56   0.60    0.75     18.14     18.31
2009                   17.66  17.73             83,791    1,469,689        ----   0.60    0.75     68.58     68.83
2008                   10.47  10.50             18,588      194,745        ----   0.60    0.75    (54.16)   (50.69)
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Pimco:
Commodity
---------
2010                   12.07  12.11             37,666      456,226       15.32   0.60    0.75     23.60     23.78
2009                    9.75   9.80             22,290      218,132        7.39   0.60    0.75     20.20     34.08
2008                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Total Return
------------
2010                   12.24  12.30            112,427    1,380,919        2.41   0.60    0.75      7.30      7.46
2009                   11.39  11.46             62,414      713,363        2.75   0.60    0.75      7.27      9.24
2008                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

DFA:
Bond
----
2010                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2009                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2008                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

Small
-----
2010                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2009                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2008                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----      ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----      ----      ----

                                     FS-63

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
DFA, continued:
Value
-----
2010                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2009                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2008                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----     ----      ----

Fixed
-----
2010                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2009                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2008                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----     ----      ----

Large
-----
2010                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2009                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2008                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----     ----      ----

Targeted
--------
2010                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2009                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2008                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2007                    ----   ----               ----         ----        ----   ----    ----     ----      ----
2006                    ----   ----               ----         ----        ----   ----    ----     ----      ----

6.   CHANGES IN UNITS OUTSTANDING
----------------------------------
The change in units outstanding for the periods ended December 31, were as follows:

                                                            2010                     2009
                                                      ---------------          ---------------
     Calvert:
     Balanced
     --------
     Units issued                                             66,028                   16,047
     Units redeemed                                          (40,893)                 (19,978)
                                                      ---------------          ---------------
     Net increase(decrease)                                   25,135                   (3,931)
                                                      ===============          ===============
                                     FS-64

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                     2009
                                                      ---------------          ---------------
     Calvert, continued:
     Mid Cap
     -------
     Units issued                                               ----                     ----
     Units redeemed                                             (946)                  (2,866)
                                                      ---------------          ---------------
     Net increase(decrease)                                     (946)                  (2,866)
                                                      ===============          ===============

     Social Equity
     -------------
     Units issued                                                389                      295
     Units redeemed                                             (309)                    ----
                                                      ---------------          ---------------
     Net increase(decrease)                                       80                      295
                                                      ===============          ===============

     Small Cap
     ---------
     Units issued                                                311                      771
     Units redeemed                                           (1,173)                    (490)
                                                      ---------------          ---------------
     Net increase(decrease)                                     (862)                     281
                                                      ===============          ===============

     Core Strategies
     ---------------
     Units issued                                             73,118                   52,962
     Units redeemed                                          (65,381)                 (47,970)
                                                      ---------------          ---------------
     Net increase(decrease)                                    7,737                    4,992
                                                      ===============          ===============

     Scudder:
     Equity 500
     ----------
     Units issued                                                644                      796
     Units redeemed                                             (926)                (106,446)
                                                      ---------------          ---------------
     Net increase(decrease)                                     (282)                (105,650)
                                                      ===============          ===============

     Small Cap
     ---------
     Units issued                                             14,805                   23,870
     Units redeemed                                          (12,868)                 (70,927)
                                                      ---------------          ---------------
     Net increase(decrease)                                    1,937                  (47,057)
                                                      ===============          ===============

     Mid Value
     ---------
     Units issued                                             35,052                   80,833
     Units redeemed                                          (44,008)                 (58,422)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (8,956)                  22,411
                                                      ===============          ===============

     Global
     ------
     Units issued                                             24,007                    3,557
     Units redeemed                                          (13,471)                  (2,877)
                                                      ---------------          ---------------
     Net increase(decrease)                                   10,536                      680
                                                      ===============          ===============

                                     FS-65

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                     2009
                                                      ---------------          ---------------
     Scudder, continued:
     Health Care
     -----------
     Units issued                                              6,110                    1,851
     Units redeemed                                           (1,679)                  (1,823)
                                                      ---------------          ---------------
     Net increase(decrease)                                    4,431                       28
                                                      ===============          ===============

     Fidelity:
     Contrafund IC
     -------------
     Units issued                                             59,534                   52,379
     Units redeemed                                          (55,517)                 (43,880)
                                                      ---------------          ---------------
     Net increase(decrease)                                    4,017                    8,499
                                                      ===============          ===============

     Contrafund SC
     -------------
     Units issued                                             18,744                   32,603
     Units redeemed                                          (18,770)                 (20,257)
                                                      ---------------          ---------------
     Net increase(decrease)                                      (26)                  12,346
                                                      ===============          ===============

     High Income SC
     --------------
     Units issued                                              1,916                   14,873
     Units redeemed                                           (3,400)                    (688)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (1,484)                  14,185
                                                      ===============          ===============

     Inv. Grade Bond IC
     ------------------
     Units issued                                             41,524                    4,229
     Units redeemed                                          (30,734)                  (2,035)
                                                      ---------------          ---------------
     Net increase(decrease)                                   10,790                    2,194
                                                      ===============          ===============

     Mid Cap SC
     ----------
     Units issued                                             59,502                   51,880
     Units redeemed                                          (60,678)                 (55,002)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (1,176)                  (3,122)
                                                      ===============          ===============

     Overseas IC
     -----------
     Units issued                                             25,962                   43,308
     Units redeemed                                          (30,929)                (123,196)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (4,967)                 (79,888)
                                                      ===============          ===============

     Strategic IC
     ------------
     Units issued                                             52,862                   83,116
     Units redeemed                                          (50,704)                 (63,089)
                                                      ---------------          ---------------
     Net increase(decrease)                                    2,158                   20,027
                                                      ===============          ===============

                                     FS-66

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
     Fidelity, continued:
     Equity Inc. IC
     --------------
     Units issued                                              7,361                      382
     Units redeemed                                           (1,638)                    (152)
                                                      ---------------          ---------------
     Net increase(decrease)                                    5,723                      230
                                                      ===============          ===============

     High Income IC
     --------------
     Units issued                                             46,414                   67,362
     Units redeemed                                          (70,637)                 (33,778)
                                                      ---------------          ---------------
     Net increase(decrease)                                  (24,223)                  33,584
                                                      ===============          ===============

     Mid Cap IC
     ----------
     Units issued                                             10,160                    1,648
     Units redeemed                                           (8,827)                     (68)
                                                      ---------------          ---------------
     Net increase(decrease)                                    1,333                    1,580
                                                      ===============          ===============

     AIM:
     Financial
     ---------
     Units issued                                             13,959                   21,954
     Units redeemed                                          (16,360)                 (11,133)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (2,401)                  10,821
                                                      ===============          ===============

     Health
     ------
     Units issued                                              4,816                    6,958
     Units redeemed                                           (5,250)                  (8,733)
                                                      ---------------          ---------------
     Net increase(decrease)                                     (434)                  (1,775)
                                                      ===============          ===============

     Technology
     ----------
     Units issued                                             29,034                   29,675
     Units redeemed                                          (35,869)                 (10,837)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (6,835)                  18,838
                                                      ===============          ===============

     Intl. Growth
     ------------
     Units issued                                              4,870                   16,957
     Units redeemed                                           (2,982)                  (1,968)
                                                      ---------------          ---------------
     Net increase(decrease)                                    1,888                   14,989
                                                      ===============          ===============

     Leisure
     -------
     Units issued                                              1,203                        8
     Units redeemed                                             (569)                     (53)
                                                      ---------------          ---------------
     Net increase(decrease)                                      634                      (45)
                                                      ===============          ===============

                                     FS-67

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                     2009
                                                      ---------------          ---------------
     Janus:
     Growth
     ------
     Units issued                                               ----                     ----
     Units redeemed                                             (911)                  (2,332)
                                                      ---------------          ---------------
     Net increase(decrease)                                     (911)                  (2,332)
                                                      ===============          ===============

     Neuberger Berman:
     Balanced
     --------
     Units issued                                              6,774                    8,368
     Units redeemed                                           (5,636)                 (11,720)
                                                      ---------------          ---------------
     Net increase(decrease)                                    1,138                   (3,352)
                                                      ===============          ===============

     Growth
     ------
     Units issued                                              5,308                    6,171
     Units redeemed                                           (7,156)                  (9,742)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (1,848)                  (3,571)
                                                      ===============          ===============

     Guardian
     --------
     Units issued                                                  7                       32
     Units redeemed                                             (294)                      (5)
                                                      ---------------          ---------------
     Net increase(decrease)                                     (287)                      27
                                                      ===============          ===============

     Bond
     ----
     Units issued                                             25,905                   33,298
     Units redeemed                                          (10,973)                 (37,652)
                                                      ---------------          ---------------
     Net increase(decrease)                                   14,932                   (4,354)
                                                      ===============          ===============

     Mid-Cap
     -------
     Units issued                                                 79                      102
     Units redeemed                                              (69)                     (68)
                                                      ---------------          ---------------
     Net increase(decrease)                                       10                       34
                                                      ===============          ===============

     Partners
     --------
     Units issued                                             37,892                   29,584
     Units redeemed                                          (34,355)                 (46,297)
                                                      ---------------          ---------------
     Net increase(decrease)                                    3,537                  (16,713)
                                                      ===============          ===============

     Regency
     -------
     Units issued                                             10,231                    1,779
     Units redeemed                                          (10,002)                    (756)
                                                      ---------------          ---------------
     Net increase(decrease)                                      229                    1,023
                                                      ===============          ===============

                                     FS-68

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                     2009
                                                      ---------------          ---------------
     Rydex:
     Nova
     ----
     Units issued                                            248,386                  398,044
     Units redeemed                                         (266,290)                (386,048)
                                                      ---------------          ---------------
     Net increase(decrease)                                  (17,904)                  11,996
                                                      ===============          ===============

     NASDAQ
     ------
     Units issued                                            210,035                  343,661
     Units redeemed                                         (216,354)                (342,634)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (6,319)                   1,027
                                                      ===============          ===============

     Precious Metals
     ---------------
     Units issued                                            213,750                  364,209
     Units redeemed                                         (219,486)                (382,609)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (5,736)                 (18,400)
                                                      ===============          ===============

     Inv. S&P 500
     ------------
     Units issued                                            150,084                  281,149
     Units redeemed                                         (157,018)                (259,221)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (6,934)                  21,928
                                                      ===============          ===============

     Gov. Long Bond
     --------------
     Units issued                                             30,605                    7,125
     Units redeemed                                          (30,865)                 (19,796)
                                                      ---------------          ---------------
     Net increase(decrease)                                     (260)                 (12,671)
                                                      ===============          ===============

     Sector Rotation
     ---------------
     Units issued                                                 79                     ----
     Units redeemed                                               (5)                    ----
                                                      ---------------          ---------------
     Net increase(decrease)                                       74                     ----
                                                      ===============          ===============

     Third Avenue:
     Value
     -----
     Units issued                                            132,041                  148,742
     Units redeemed                                         (154,017)                (136,874)
                                                      ---------------          ---------------
     Net increase(decrease)                                  (21,976)                  11,868
                                                      ===============          ===============

     Vanguard:
     Money Market
     ------------
     Units issued                                         13,130,776               20,094,219
     Units redeemed                                      (16,351,763)             (19,717,636)
                                                      ---------------          ---------------
     Net increase(decrease)                               (3,220,987)                 376,583
                                                      ===============          ===============

                                     FS-69

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                     2009
                                                      ---------------          ---------------
     Vanguard, continued:
     Equity Index
     ------------
     Units issued                                            130,391                  153,859
     Units redeemed                                         (161,793)                (204,093)
                                                      ---------------          ---------------
     Net increase(decrease)                                  (31,402)                 (50,234)
                                                      ===============          ===============

     Total Bond
     ----------
     Units issued                                            140,999                  180,227
     Units redeemed                                         (174,702)                (145,116)
                                                      ---------------          ---------------
     Net increase(decrease)                                  (33,703)                  35,111
                                                      ===============          ===============

     REIT Index
     ----------
     Units issued                                             91,765                  110,588
     Units redeemed                                          (92,091)                (118,827)
                                                      ---------------          ---------------
     Net increase(decrease)                                     (326)                  (8,239)
                                                      ===============          ===============

     Mid-Cap
     -------
     Units issued                                            107,458                   71,548
     Units redeemed                                          (92,787)                 (96,845)
                                                      ---------------          ---------------
     Net increase(decrease)                                   14,671                  (25,297)
                                                      ===============          ===============

     Stock Market Index
     ------------------
     Units issued                                             85,402                   46,714
     Units redeemed                                          (61,703)                 (47,138)
                                                      ---------------          ---------------
     Net increase(decrease)                                   23,699                     (424)
                                                      ===============          ===============

     Equity Income
     -------------
     Units issued                                             61,837                   76,053
     Units redeemed                                          (59,569)                 (74,325)
                                                      ---------------          ---------------
     Net increase(decrease)                                    2,268                    1,728
                                                      ===============          ===============

     Growth
     ------
     Units issued                                            100,148                  104,735
     Units redeemed                                         (111,931)                (129,631)
                                                      ---------------          ---------------
     Net increase(decrease)                                  (11,783)                 (24,896)
                                                      ===============          ===============

     Balanced
     --------
     Units issued                                             23,286                   52,444
     Units redeemed                                          (38,745)                 (51,088)
                                                      ---------------          ---------------
     Net increase(decrease)                                  (15,459)                   1,356
                                                      ===============          ===============

                                     FS-70

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                     2009
                                                      ---------------          ---------------
     Vanguard, continued:
     High Yield Bond
     ---------------
     Units issued                                             61,223                  148,591
     Units redeemed                                          (61,873)                (149,225)
                                                      ---------------          ---------------
     Net increase(decrease)                                     (650)                    (634)
                                                      ===============          ===============

     International
     -------------
     Units issued                                            226,826                  230,136
     Units redeemed                                         (261,667)                (320,821)
                                                      ---------------          ---------------
     Net increase(decrease)                                  (34,841)                 (90,685)
                                                      ===============          ===============

     Diversified
     -----------
     Units issued                                            191,836                  222,217
     Units redeemed                                         (203,987)                (221,359)
                                                      ---------------          ---------------
     Net increase(decrease)                                  (12,151)                     858
                                                      ===============          ===============

     Small Company Growth
     --------------------
     Units issued                                            159,627                  156,974
     Units redeemed                                         (156,698)                (166,621)
                                                      ---------------          ---------------
     Net increase(decrease)                                    2,929                   (9,647)
                                                      ===============          ===============

     Wells Fargo:
     Discovery
     ---------
     Units issued                                             15,796                    2,519
     Units redeemed                                          (11,233)                  (4,779)
                                                      ---------------          ---------------
     Net increase(decrease)                                    4,563                   (2,260)
                                                      ===============          ===============

     Opportunity
     -----------
     Units issued                                              2,202                    1,900
     Units redeemed                                           (3,489)                  (3,039)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (1,287)                  (1,139)
                                                      ===============          ===============

     American Century:
     Mid Cap
     -------
     Units issued                                             10,614                   14,398
     Units redeemed                                           (6,455)                 (16,522)
                                                      ---------------          ---------------
     Net increase(decrease)                                    4,159                   (2,124)
                                                      ===============          ===============

     International
     -------------
     Units issued                                              6,351                    8,528
     Units redeemed                                           (5,664)                  (1,840)
                                                      ---------------          ---------------
     Net increase(decrease)                                      687                    6,688
                                                      ===============          ===============

                                     FS-71

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                     2009
                                                      ---------------          ---------------
     Franklin Templeton:
     Global Inc.
     -----------
     Units issued                                             32,742                   37,103
     Units redeemed                                          (29,824)                 (20,605)
                                                      ---------------          ---------------
     Net increase(decrease)                                    2,918                   16,498
                                                      ===============          ===============

     MFS:
     Utilities IC
     ------------
     Units issued                                             17,439                    6,535
     Units redeemed                                          (14,174)                  (3,002)
                                                      ---------------          ---------------
     Net increase(decrease)                                    3,265                    3,533
                                                      ===============          ===============

     Research
     --------
     Units issued                                            118,936                  102,480
     Units redeemed                                         (130,208)                 (68,538)
                                                      ---------------          ---------------
     Net increase(decrease)                                  (11,272)                  33,942
                                                      ===============          ===============

     Summit:
     Natural
     -------
     Units issued                                             18,336                   10,894
     Units redeemed                                          (10,214)                  (5,191)
                                                      ---------------          ---------------
     Net increase(decrease)                                    8,122                    5,703
                                                      ===============          ===============

     Zenith
     ------
     Units issued                                              1,245                    1,711
     Units redeemed                                           (2,482)                  (2,305)
                                                      ---------------          ---------------
     Net increase(decrease)                                   (1,237)                    (594)
                                                      ===============          ===============

     EAFE Intl.
     ----------
     Units issued                                              1,927                     ----
     Units redeemed                                             (276)                    ----
                                                      ---------------          ---------------
     Net increase(decrease)                                    1,651                     ----
                                                      ===============          ===============

     S&P MidCap
     ----------
     Units issued                                              2,989                     ----
     Units redeemed                                             (290)                    ----
                                                      ---------------          ---------------
     Net increase(decrease)                                    2,699                     ----
                                                      ===============          ===============

     T. Rowe:
     Blue Chip
     ---------
     Units issued                                            155,406                  180,914
     Units redeemed                                         (150,712)                (149,186)
                                                      ---------------          ---------------
     Net increase(decrease)                                    4,694                   31,728
                                                      ===============          ===============
                                     FS-72

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                     2009
                                                      ---------------          ---------------
     Morgan Stanley:
     Emerging Markets
     ----------------
     Units issued                                            131,869                  144,858
     Units redeemed                                         (100,530)                 (79,655)
                                                      ---------------          ---------------
     Net increase(decrease)                                   31,339                   65,203
                                                      ===============          ===============

     Pimco:
     Commodity
     ---------
     Units issued                                             47,876                   34,715
     Units redeemed                                          (32,500)                 (12,425)
                                                      ---------------          ---------------
     Net increase(decrease)                                   15,376                   22,290
                                                      ===============          ===============

     Total Return
     ------------
     Units issued                                            251,101                   90,304
     Units redeemed                                         (201,088)                 (27,890)
                                                      ---------------          ---------------
     Net increase(decrease)                                   50,013                   62,414
                                                      ===============          ===============

     DFA:
     Bond
     ----
     Units issued                                               ----                     ----
     Units redeemed                                             ----                     ----
                                                      ---------------          ---------------
     Net increase(decrease)                                     ----                     ----
                                                      ===============          ===============

     Small
     -----
     Units issued                                               ----                     ----
     Units redeemed                                             ----                     ----
                                                      ---------------          ---------------
     Net increase(decrease)                                     ----                     ----
                                                      ===============          ===============

     Value
     -----
     Units issued                                               ----                     ----
     Units redeemed                                             ----                     ----
                                                      ---------------          ---------------
     Net increase(decrease)                                     ----                     ----
                                                      ===============          ===============

     Fixed
     -----
     Units issued                                               ----                     ----
     Units redeemed                                             ----                     ----
                                                      ---------------          ---------------
     Net increase(decrease)                                     ----                     ----
                                                      ===============          ===============

     Large
     -----
     Units issued                                               ----                     ----
     Units redeemed                                             ----                     ----
                                                      ---------------          ---------------
     Net increase(decrease)                                     ----                     ----
                                                      ===============          ===============

                                     FS-73

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
     DFA, continued:
     Targeted
     --------
     Units issued                                               ----                     ----
     Units redeemed                                             ----                     ----
                                                      ---------------          ---------------
     Net increase(decrease)                                     ----                     ----
                                                      ===============          ===============

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying balance sheets - statutory basis of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2010 and 2009, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory basis of Ameritas Life Insurance Corp. as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 24, 2011

                         AMERITAS LIFE INSURANCE CORP.
                        Balance Sheets - Statutory Basis
                         (in thousands, except shares)

                                                                                                        December 31
                                                                                               ----------------------------
               ADMITTED ASSETS                                                                     2010          2009
                                                                                               ------------  ------------
Bonds                                                                                          $  1,680,007  $  1,622,431
Preferred stocks                                                                                     12,387        14,639
Common stocks                                                                                       923,043       853,962
Mortgage loans                                                                                      403,270       378,816
Real estate:
 Properties occupied by the company                                                                  24,594        26,120
 Properties held for the production of income                                                        30,572        31,408
 Properties held for sale                                                                                 -        12,641
Cash, cash equivalents, and short-term investments                                                   41,837        28,299
Loans on insurance contracts                                                                         98,341       101,073
Other investments                                                                                    85,780        89,603
                                                                                               ------------  ------------
   Total Cash and Invested Assets                                                                 3,299,831     3,158,992

Investment income due and accrued                                                                    24,828        24,444
Deferred and uncollected premiums                                                                    18,386        22,466
Federal income taxes recoverable - affiliates                                                         4,652        23,468
Net deferred tax asset                                                                               23,417        24,508
Other admitted assets                                                                                17,939        18,070
Separate account assets                                                                           3,735,517     3,257,507
                                                                                               ------------  ------------
   Total Admitted Assets                                                                       $  7,124,570  $  6,529,455
                                                                                               ============  ============
     LIABILITIES AND CAPITAL AND SURPLUS
Reserves for life, accident and health policies                                                $  1,745,709  $  1,728,378
Deposit-type funds                                                                                  198,502       197,409
Reserves for unpaid claims                                                                           34,791        43,211
Dividends payable to policyholders                                                                    8,585         8,377
Interest maintenance reserve                                                                          3,551         1,400
Accrued commissions, expenses and insurance taxes                                                    31,205        30,914
Accrued separate account transfers                                                                  (75,043)      (69,204)
Asset valuation reserve                                                                              49,332        27,106
Other liabilities                                                                                    61,544        55,361
Separate account liabilities                                                                      3,735,517     3,257,507
                                                                                               ------------  ------------
   Total Liabilities                                                                              5,793,693     5,280,459
                                                                                               ------------  ------------

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding                                                                                2,500         2,500
Additional paid-in capital                                                                          457,438       457,438
Special surplus funds - additional deferred tax asset                                                 9,113         8,815
Unassigned surplus                                                                                  861,826       780,243
                                                                                               ------------  ------------
   Total Capital and Surplus                                                                      1,330,877     1,248,996
                                                                                               ------------  ------------
   Total Liabilities and Capital and Surplus                                                   $  7,124,570  $  6,529,455
                                                                                               ============  ============

The accompanying notes are an integral part of these statutory basis financial statements.

                         AMERITAS LIFE INSURANCE CORP.
   Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                 (in thousands)

                                                                                          Years Ended December 31
                                                                                -------------------------------------------
                                                                                    2010            2009            2008
                                                                                -----------     -----------     -----------
Premiums and Other Revenue
 Premium income                                                                 $ 1,154,797     $ 1,228,645     $ 1,299,308
 Net investment income                                                              127,839         119,853         139,432
 Commissions and expense allowances on reinsurance ceded                              2,823           3,176           3,589
 Miscellaneous income                                                                39,454          35,209          46,205
                                                                                -----------     -----------     -----------
   Total Premiums and Other Revenue                                               1,324,913       1,386,883       1,488,534
                                                                                -----------     -----------     -----------

Expenses
 Benefits to policyholders                                                          976,962         933,160       1,043,267
 Change in reserves for life, accident and health policies                           17,331          27,510         114,019
 Commissions                                                                         53,775          58,836          57,127
 General insurance expenses                                                         142,200         153,804         138,710
 Taxes, licenses and fees                                                            15,198          17,139          17,239
 Net transfers to separate accounts                                                  35,708         126,113          89,831
                                                                                -----------     -----------     -----------
   Total Expenses                                                                 1,241,174       1,316,562       1,460,193
                                                                                -----------     -----------     -----------

Gain from Operations before Dividends, Federal Income Tax
 Expense and Net Realized Capital Gains (Losses)                                     83,739          70,321          28,341

 Dividends to policyholders                                                           8,969           8,245           9,995
                                                                                -----------     -----------     -----------

Gain from Operations before Federal Income Tax Expense and
 Net Realized Capital Gains (Losses)                                                 74,770          62,076          18,346

 Federal income tax expense                                                           1,401          10,216          17,530
                                                                                -----------     -----------     -----------

Gain from Operations before Net Realized Capital Gains
 (Losses)                                                                            73,369          51,860             816

 Net realized capital gains (losses)                                                  4,581          (1,934)        (72,798)
                                                                                -----------     -----------     -----------

Net Income (Loss)                                                                    77,950          49,926         (71,982)

Additional paid in capital:
 Capital contributions from parent                                                        -         452,438               -
Change in special surplus - additional deferred tax asset                               298           8,815               -
Unassigned surplus:
 Change in unrealized capital gains, net of taxes                                    20,816          63,620         (37,589)
 Change in net deferred income taxes                                                 (1,769)        (13,745)         16,391
 Change in non-admitted assets                                                        6,813          22,677         (49,095)
 Change in asset valuation reserve                                                  (22,226)        (22,111)         63,608
 Change in liability for reinsurance in unauthorized companies                           (1)          1,854          (1,828)
 Cumulative effect of change in accounting principle                                      -            (103)              -
 Dividends paid to stockholder                                                            -         (25,000)        (87,000)
                                                                                -----------     -----------     -----------
Increase (Decrease) in Capital and Surplus                                           81,881         538,371        (167,495)
Capital and Surplus at the Beginning of the Year                                  1,248,996         710,625         878,120
                                                                                -----------     -----------     -----------
Capital and Surplus at the End of Year                                          $ 1,330,877     $ 1,248,996     $   710,625
                                                                                ===========     ===========     ===========

The accompanying notes are an integral part of these statutory basis financial statements.

                                       3

                         AMERITAS LIFE INSURANCE CORP.
                   Statements of Cash Flows - Statutory Basis
                                 (in thousands)

                                                                                          Years Ended December 31
                                                                                -------------------------------------------
                                                                                    2010            2009            2008
                                                                                -----------     -----------     -----------
OPERATING ACTIVITIES
Premium collected, net of reinsurance                                           $ 1,158,269     $ 1,227,463     $ 1,300,052
Net investment income received                                                      130,261         123,323         142,048
Miscellaneous income                                                                 42,109          38,433          65,750
Benefits paid to policyholders                                                     (986,021)       (931,922)     (1,037,835)
Net transfers to separate accounts                                                  (41,547)       (129,037)        (67,533)
Commissions, expenses and taxes paid                                               (211,339)       (201,461)       (232,119)
Dividends paid to policyholders                                                      (8,761)         (9,819)        (10,222)
Federal income taxes paid                                                             9,573              (4)         (4,734)
                                                                                -----------     -----------     -----------
   Net cash from operating activities                                                92,544         116,976         155,407
                                                                                -----------     -----------     -----------

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid                                   352,659         467,198         435,961
Cost of investments acquired                                                       (446,616)     (1,006,301)       (530,336)
Net change in loans on insurance contracts                                            2,372           7,633          (2,997)
                                                                                -----------     -----------     -----------
   Net cash from investing activities                                               (91,585)       (531,470)        (97,372)
                                                                                -----------     -----------     -----------

FINANCING AND MISCELLANEOUS ACTIVITIES
Paid in capital contributions                                                             -         452,438               -
Payments on borrowed funds                                                                -          (7,456)         (9,942)
Change in deposit-type funds                                                          1,093          (2,731)         84,639
Dividends to stockholder                                                                  -         (25,000)        (87,000)
Other miscellaneous, net                                                             11,486         (16,427)        (18,542)
                                                                                -----------     -----------     -----------
   Net cash from financing and miscellaneous activities                              12,579         400,824         (30,845)
                                                                                -----------     -----------     -----------

Net Increase (Decrease) in Cash, Cash Equivalents and
 Short-Term Investments                                                              13,538         (13,670)         27,190

Cash, Cash Equivalents and Short-Term Investments
  - Beginning of Year                                                                28,299          41,969          14,779
                                                                                -----------     -----------     -----------

Cash, Cash Equivalents and Short-Term Investments
  - End of Year                                                                 $    41,837     $    28,299     $    41,969
                                                                                ===========     ===========     ===========
Non-cash transactions reported in operating, investing and financing activities:
 Affiliated companies contributed by parent                                     $         -     $   452,087     $         -
 Postretirement benefit plan merger contributed by parent                                 -             351               -

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------
NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------------------------------

Nature of Operations
Ameritas Life Insurance Corp. ("the Company" or "ALIC"), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), which is a wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). AHC also wholly owns Summit Investment Advisors, Inc. ("Summit"), an advisor providing investment management services to the Company.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in UNIFI, while contractual rights remain with the Company.

The Company wholly owns Acacia Life Insurance Company ("Acacia Life"), a District of Columbia domiciled life insurance subsidiary (effective December 22, 2009 when it was contributed by AHC), The Union Central Life Insurance Company ("UCL"), a Nebraska (Ohio prior to April 15, 2009) domiciled life insurance subsidiary (effective April 22, 2009 when it was contributed by AHC), and First Ameritas Life Insurance Corp. of New York ("First Ameritas"), a New York domiciled life insurance subsidiary. Ameritas also owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA. Pathmark Administrators Inc., a wholly owned third-party administrator, was sold to an outside party on May 31, 2009. Acacia Life is a 100% owner of Acacia Realty Corporation ("ARC"), owner of real estate property, the Calvert Group, Ltd. ("Calvert"), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC ("Griffin"), a real estate investment Company. Acacia Life owns 85.2% of the Acacia Federal Savings Bank ("AFSB"), a thrift chartered institution, while the Company owns the remaining 14.8% of AFSB. UCL's wholly owned subsidiaries include PRBA, Inc., the holding company of a pension administration company and Union Central Mortgage Funding, Inc, a mortgage banking business.

Effective October 1, 1998 ("the Effective Date") the Company formed a closed block ("the Closed Block") of policies, under an arrangement approved by the Insurance Department of the State of Nebraska ("the Department") to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska ("the Department").

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company's intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

     Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

     Investments in limited partnerships and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loan's effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" ("IMR") in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at the offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

     Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

     Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     Universal Life and Annuity Policies
     Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

     Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     Reinsurance
     Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

     Certain reinsurance contracts that do not qualify for transfer of risk under GAAP, and as such, are accounted for under the deposit method for GAAP, may qualify for transfer of insurance risk under NAIC SAP and accordingly, would be accounted for as reinsurance under NAIC SAP.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

     Employee Benefits
     Under NAIC SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

     Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

     Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents balances include investments with initial maturities of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

     Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Goodwill
     Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. Additionally, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation. Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value. The carrying value of an affiliated subsidiary was $10,000 and $12,500 as of December 31, 2010 and 2009, respectively.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank ("FHLB") common stock is carried at cost. The carrying value of affiliated subsidiaries was $746,825 and $706,711 as of December 31, 2010 and 2009, respectively. The change in the carrying value is generally recorded as a change in unrealized capital gains on investments, a component of unassigned surplus.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The carrying amount of real estate limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investments in limited partnerships are recorded in "Other investments" in the Balance Sheets - Statutory Basis. Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $2,961, $1,859 and $6,335 were recorded as realized losses during 2010, 2009 and 2008, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. In 2009, the Company started buying and selling futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or treasury notes.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bill) is recorded as an asset by the Company included in "Bonds" on the Balance Sheets - Statutory Basis and the book adjusted/carrying value of the collateral recorded at December 31, 2010 and 2009 was $13,997 and $8,102, respectively.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains and totaled $(1,122), $(3,612) and $129 for the years ended December 31, 2010, 2009 and 2008, respectively. The total variation margin on closed contracts is reflected in net investment income and totaled $(1,990), $(5,341) and $2,408 for the years ended December 31, 2010, 2009 and 2008, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due, excluding policy loans, is non-admitted. No amount was excluded from unassigned surplus at December 31, 2010 and 2009, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $65,519 and $72,630 at December 31, 2010 and 2009, respectively.

Furniture and Equipment
Electronic data processing ("EDP") equipment at cost of $12,355 and $14,026, operating software at cost of $2,452 and $3,990, and non-operating software at cost of $32,107 and $28,167 are carried at cost less accumulated depreciation at December 31, 2010 and 2009, respectively. The admitted value of the Company's EDP and operating and nonoperating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $37,324 and $35,305, was $1,770 and $2,550, respectively and is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis.
EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis was $7,704, $7,206 and $5,679 for the years ended December 31, 2010, 2009 and 2008 respectively.

Reserves for Life, Accident and Health Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. During the year ended December 31, 2009, the Company adopted a new actuarial standard for calculating variable annuity reserves in accordance with CARVM, referred to as VA CARVM, which did not have a significant impact on the financial results of the Company.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,384,084 or 13.6% and $2,082,833 or 11.1% of the individual life policies in force as of December 31, 2010 and 2009, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $983, $233 and $79 for 2010, 2009 and 2008, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve for tax related contingencies was $404 and $16,875 at December 31, 2010 and 2009, respectively.

During the year ended December 31, 2010, the Company's tax contingency decreased as the Company effectively settled, with the Internal Revenue Service, its tax position related to the separate account dividend received deduction.

The statute of limitations, generally, is closed for the Company through December 31, 2006.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

During 2009 and 2008, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular loan-backed and structured securities, and corporate bonds. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted bonds by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 5R, "Liabilities, Contingencies and Impairments of Assets" ("SSAP No. 5R")
In October 2010, the NAIC issued SSAP No. 5R, which revises SSAP No. 5 "Liabilities, Contingencies, and Impairments of Assets" to include the recognition at the inception of a guarantee, a liability for the obligations an entity has undertaken in issuing the guarantee, even if the likelihood of having
to make payments under the guarantee is remote.   The revisions to this
statement are effective beginning with the December 31, 2011 financial statements. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 35R "Guaranty Fund and Other Assessments" (SSAP No. 35R)
In October 2010, the NAIC issued SSAP No. 35R, which revises SSAP No. 35 "Guaranty Fund and Other Assessments". The revisions to this statement modify the conditions required before recognizing liabilities for insurance related assessments as the liability is not to be recognized until the event obligating the entity to pay an imposed or probable assessment has occurred. The revisions to this statement are effective beginning January 1, 2011. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 91R "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (SSAP No.
91R)
In May 2010, the NAIC issued SSAP No. 91R, which incorporates revisions to the existing statement to include updated securities lending accounting, reporting and disclosures. The revisions to this statement were effective December 31, 2010. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 100, "Fair Value Measurements" ("SSAP No. 100")
In December 2009, the NAIC adopted SSAP No. 100, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The statement was effective beginning with December 31, 2010 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations. This statement changed disclosure requirements and no longer requires fair value measurement disclosures to be disaggregated between recurring and non-recurring.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Statement of Statutory Accounting Principles No. 10R, "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" ("SSAP No. 10R")
In November 2009, the NAIC issued SSAP No. 10R, which revises SSAP No. 10 "Income Taxes" to allow for increased admissibility thresholds for admitted deferred tax assets ("DTAs") for companies with risk-based capital ("RBC") that exceeds either the trend test for those entities that are subject to a RBC trend test, or for those companies not subject to the RBC trend test, a RBC above the maximum risk-based capital level where an action level could occur as a result of a trend test, which was 250% for life insurance companies. The expanded deferred tax asset admissibility is elective. If the RBC requirements are met, an admitted deferred tax asset may be recognized in an amount equal to the federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; and the lesser of a) the amount of gross DTAs expected to be realized within three years of the balance sheet date, or b) fifteen percent of statutory capital and surplus adjusted to exclude any net DTAs, EDP equipment and operating system software, and any net positive goodwill; and the amount of adjusted gross DTAs that can be offset against existing gross deferred tax liabilities. SSAP No. 10R introduces a valuation allowance concept to the statutory accounting for income taxes. A valuation allowance should be provided to offset tax benefits associated with deferred tax assets if it is more likely than not that the tax benefit will not be realized. The provisions of SSAP No. 10R are effective for the year ended December 31, 2009 and interim and annual financial statements through December 31, 2011. The adoption of this statement resulted in an increase in surplus of $8,815 at December 31, 2009.

Statement of Statutory Accounting Principles No. 43R, "Loan-backed and Structured Securities" ("SSAP No. 43R")
In September 2009, the NAIC issued SSAP No. 43R, which superceded SSAP No. 43, "Loan-Backed and Structured Securities", SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment of SSAP No. 43" and paragraph 13 of SSAP No. 99, "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment". Under SSAP No. 43R, for impaired loan-backed and structured securities which an entity intends to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and its fair value as of the balance sheet date. For impaired securities that the entity does not expect to recover the entire cost basis of, but does not intend to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and the entity's estimate of the present value of future cash flows of the security, discounted at an appropriate discount rate specified in SSAP No. 43R. Also, SSAP No. 43R requires a two-step process for determining the carrying value method and final NAIC designation of certain loan-backed and structured securities. Under the two-step process, an initial NAIC designation is utilized to determine the carrying value method, with loan-backed and structured securities initially reported as NAIC 6, carried at the lower of cost or fair value. A final NAIC designation is then identified based on the adjustments required under the initial NAIC designation in step 1. The provisions of SSAP No. 43R were effective as of September 30, 2009, with a cumulative effect of adoption calculated as of July 1. The cumulative effect from adoption of this statement resulted in a decrease in surplus of $103, net of tax, at December 31, 2009.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Statement of Statutory Accounting Principles No. 99 "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment" ("SSAP No. 99") Effective January 1, 2009, the NAIC issued SSAP No. 99, which establishes statutory accounting for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. In periods subsequent to the recognition of other-than-temporary impairments, the reporting entity accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the other-than-temporary impairment. The fair value of the security on the measurement date is the new cost basis and the new cost basis is not adjusted for subsequent recoveries in fair value. The discount or reduced premium recorded for the security, based on the new cost basis, is amortized over the remaining life of the security in the prospective manner based on the amount and timing of future estimated cash flows. The security continues to be subject to impairment analysis for each subsequent reporting period and future declines in fair value which are determined to be other-than-temporary are recorded as realized losses. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

NOTE 2 - INVESTMENTS
--------------------

Bonds
The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2010:

                                                                                   Gross         Gross
                                                              Cost or Amortized  Unrealized    Unrealized
                                                                     Cost          Gains         Losses     Fair Value
-----------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                              $    143,652       $    11,765   $        1   $   155,416
Special Revenue and special assessment
 obligations and all non-guaranteed
 obligations of agencies and authorities of
 governments and their political
 subdivisions                                                      182,834            10,774          417       193,191
Hybrid securities                                                   18,754             1,841          158        20,437
Industrial and miscellaneous (unaffiliated)                      1,335,657            92,310        5,617     1,422,350
-----------------------------------------------------------------------------------------------------------------------
Total Bonds                                                   $  1,680,897       $   116,690   $    6,193   $ 1,791,394
=======================================================================================================================

                                       17

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2009:
                                                                                   Gross         Gross
                                                              Cost or Amortized  Unrealized    Unrealized
                                                                     Cost          Gains         Losses     Fair Value
-----------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                              $    156,879       $     9,422  $       313   $   165,988
All other governments                                                  153                 4            -           157
Special Revenue and special assessment
 obligations and all non-guaranteed
 obligations of agencies and authorities of
 governments and their political
 subdivisions                                                      201,273             9,991          186       211,078
Hybrid securities                                                   17,642             1,256        1,456        17,442
Industrial and miscellaneous (unaffiliated)                      1,248,223            63,462       11,520     1,300,165
-----------------------------------------------------------------------------------------------------------------------
Total Bonds                                                   $  1,624,170       $    84,135  $    13,475   $ 1,694,830
=======================================================================================================================

At December 31, 2010 and 2009, the amortized cost of bonds was reduced by $890 and $1,739, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $1,680,007 and $1,622,431, respectively.

The cost or amortized cost and fair value of bonds at December 31, 2010 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                Cost or Amortized
                                                                                      Cost               Fair Value
-----------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                           $    102,248            $   104,117
Due after one year through five years                                                  411,002                441,985
Due after five years through ten years                                                 772,709                833,204
Due after ten years                                                                    303,482                314,232
Bonds with multiple repayment dates                                                     91,456                 97,856
-----------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                       $  1,680,897            $ 1,791,394
=======================================================================================================================

Sales of bond investments in 2010, 2009 and 2008 resulted in proceeds of $50,390, $120,970 and $43,359 respectively, on which the Company realized gross gains of $4,605, $10,997 and $1,436, respectively, and gross losses of $296, $574 and $6,879, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Realized capital gains (losses) are as follows:

                                                                                     Years Ended December 31,
                                                                                ---------------------------------
                                                                                   2010       2009        2008
-----------------------------------------------------------------------------------------------------------------
Bonds:
     Gross realized capital gains on sales                                      $   4,605   $ 10,997   $   1,436
     Gross realized capital losses on sales                                          (296)      (574)     (6,879)
-----------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses) on sales                                        4,309     10,423      (5,443)
Other, including impairments and net gain on dispositions
 other than sales                                                                  (1,298)   (31,977)    (30,931)
-----------------------------------------------------------------------------------------------------------------
Total bonds                                                                         3,011    (21,554)    (36,374)
Preferred stocks                                                                    1,012     (1,000)    (11,110)
Common stocks                                                                      11,067      9,842     (49,842)
Mortgage Loans                                                                       (762)         -           -
Real estate                                                                         4,080         79           -
Other investments                                                                  (2,851)     6,660      (9,801)
-----------------------------------------------------------------------------------------------------------------
Realized capital gains (losses) before federal income taxes
 and transfer to IMR                                                               15,557     (5,973)   (107,127)
Realized capital gains (losses) transferred to IMR                                  4,822      7,832      (8,772)
Federal income tax expense (benefit)                                                6,154    (11,871)    (25,557)
-----------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses)                                             $   4,581   $ (1,934)  $ (72,798)
=================================================================================================================

The Company has an agreement with the FHLB, to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. Since inception, the Company has purchased $3,661 of additional stock as part of this agreement. As of December 31, 2010 and 2009 the Company owns $4,661 and $4,807 of FHLB stock, respectively. As of December 31, 2010 and 2009, the Company had issued $100,000 and $100,000, respectively, of funding agreements with the FHLB. Additional funding of $20,000 is available to the Company. There is $116,333 and $103,824 of bonds pledged as collateral at December 31, 2010 and 2009, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds on the Balance Sheets - Statutory Basis of $100,031 and $100,024 as of December 31, 2010 and 2009, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

An aging of unrealized losses on the Company's investments in bonds, preferred stocks and common stocks were as follows:

                                                                               December 31, 2010
                                                        ---------------------------------------------------------------------
                                                         Less than 12 months      12 months or more            Total
                                                        ---------------------   ---------------------   ---------------------
                                                                   Unrealized              Unrealized              Unrealized
                                                        Fair Value   Losses     Fair Value   Losses     Fair Value   Losses
-----------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                        $      729 $        1   $        - $        -   $      729 $        1
Special Revenue and special
 assessment obligations and all non-
 guaranteed obligations of agencies
 and authorities of governments and
 their political subdivisions                                9,792        417            -          -        9,792        417
Hybrid securities                                            2,963         40        3,967        118        6,930        158
Industrial and miscellaneous
 (unaffiliated)                                            104,691      2,744       22,157      2,873      126,848      5,617
-----------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                118,175      3,202       26,124      2,991      144,299      6,193
-----------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                                 -          -          529         73          529         73
Common Stocks                                               13,879        941        2,057        414       15,936      1,355
-----------------------------------------------------------------------------------------------------------------------------
Total                                                   $  132,054 $    4,143   $   28,710 $    3,478   $  160,764 $    7,621
-----------------------------------------------------------------------------------------------------------------------------

                                                                               December 31, 2009
                                                        ---------------------------------------------------------------------
                                                         Less than 12 months      12 months or more           Total
                                                        ---------------------   ---------------------   ---------------------
                                                                   Unrealized              Unrealized              Unrealized
                                                        Fair Value   Losses     Fair Value   Losses     Fair Value   Losses
-----------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                        $   10,031 $      313   $        - $         -  $   10,031 $      313
Special Revenue and special
 assessment obligations and all non-
 guaranteed obligations of agencies
 and authorities of governments and
 their political subdivisions                               10,286        186            -           -      10,286        186
Hybrid securities                                                -          -       12,985       1,456      12,985      1,456
Industrial and miscellaneous
 (unaffiliated)                                             93,284      1,514       92,377      10,006     185,661     11,520
-----------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                113,601      2,013      105,362      11,462     218,963     13,475
-----------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                                 -          -          441         161         441        161
Common Stocks                                               12,583        663        4,836         743      17,419      1,406
-----------------------------------------------------------------------------------------------------------------------------
Total                                                   $  126,184  $   2,676   $  110,639 $    12,366  $  236,823 $   15,042
-----------------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

The unrealized losses in 2010 reported above were partially due to liquidity and credit-related considerations. The unrealized losses in 2009 reported above were partially caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value in 2009 that were due in part to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2010 and 2009.

For substantially all preferred stock and common stock securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2010 and 2009 are temporary. During 2010, 2009 and 2008, the Company recorded $0, $721 and $8,980, respectively, of other-than-temporary impairments as additional realized losses.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2010 and 2009, bonds totaling $91,318 and $92,947, respectively, (5.3% and 5.6%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2010, 2009 and 2008, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,490, $32,238 and $36,072, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2010 and 2009, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $7,853 and $11,258 and a fair value of $7,859 and $9,104, respectively. Additionally, as of December 31, 2010 and 2009, the Company's exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $2,027 and $2,496 and a fair value of $2,102 and $2,502, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2010 is as follows:

                                    Amortized         OTTI Recognized in Loss
                                   Cost Before     -------------------------------
                                      OTTI           Interest       Non-interest      Fair Value
------------------------------------------------------------------------------------------------
March 31, 2010
------------------------------------------------------------------------------------------------
     Present value of cash flows  $          -       $       -       $        -        $      -
------------------------------------------------------------------------------------------------
June 30, 2010
------------------------------------------------------------------------------------------------
     Present value of cash flows  $      2,649       $       -       $      670        $    785
------------------------------------------------------------------------------------------------
September 30, 2010
------------------------------------------------------------------------------------------------
     Present value of cash flows  $        929       $       -       $      234        $    571
------------------------------------------------------------------------------------------------
December 31, 2010
------------------------------------------------------------------------------------------------
     Present value of cash flows  $        197       $       -       $      146        $    118
------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                         June 30, 2010
------------------------------------------------------------------------------------------------
                                                      Recognized
               Amortized Cost      Projected Cash       OTTI          Amortized Cost
  CUSIP          Before OTTI            Flows         Impairment        After OTTI    Fair Value
------------------------------------------------------------------------------------------------
76110HL56      $          275      $          231     $       44      $          231  $      123
761118JU3                 143                  76             67                  76          84
05953YCF6                 784                 686             98                 686          94
52520MGY3                 675                 576             99                 576         120
17312DAL2                 501                 320            181                 320         232
17313QAC2                 271                  90            181                  90         132
------------------------------------------------------------------------------------------------
Total          $        2,649      $        1,979     $      670      $        1,979  $      785
================================================================================================

                                      September 30, 2010
------------------------------------------------------------------------------------------------
                                                      Recognized
               Amortized Cost      Projected Cash       OTTI          Amortized Cost
  CUSIP          Before OTTI            Flows         Impairment        After OTTI    Fair Value
------------------------------------------------------------------------------------------------
94985EAD3      $          929      $          695     $      234      $          695  $      571
------------------------------------------------------------------------------------------------
Total          $          929      $          695     $      234      $          695  $      571
================================================================================================

                                      December 31, 2010
------------------------------------------------------------------------------------------------
                                                      Recognized
               Amortized Cost      Projected Cash       OTTI          Amortized Cost
  CUSIP          Before OTTI            Flows         Impairment        After OTTI    Fair Value
------------------------------------------------------------------------------------------------
466247B93      $          197      $           51     $      146      $           51  $      118
------------------------------------------------------------------------------------------------
Total          $          197      $           51     $      146      $           51  $      118
------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2009 is as follows:

                                    Amortized         OTTI Recognized in Loss
                                   Cost Before     -------------------------------
                                      OTTI           Interest       Non-interest      Fair Value
------------------------------------------------------------------------------------------------
September 30, 2009
------------------------------------------------------------------------------------------------
     Present value of cash flows  $      4,847       $       -       $    1,492       $   2,555
------------------------------------------------------------------------------------------------
December 31, 2009
------------------------------------------------------------------------------------------------
     Present value of cash flows  $      7,472       $       -       $    2,965       $   3,301
------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                        September 30, 2009
------------------------------------------------------------------------------------------------
                                                      Recognized
               Amortized Cost      Projected Cash       OTTI          Amortized Cost
  CUSIP          Before OTTI            Flows         Impairment        After OTTI    Fair Value
------------------------------------------------------------------------------------------------
94985EAE1      $           27      $           26     $        1      $           26  $       24
74922EBE8                  40                  38              2                  38          47
74922RBF6                  20                  18              2                  18          64
94983FAG5                  51                  48              3                  48          61
17312KAT9                  76                  73              3                  73         100
3622X7AU0                 208                 204              4                 204         707
12544CBB6                  66                  62              4                  62          99
761118VP0                  57                  51              6                  51          32
12638PCA5                 142                 122             20                 122         104
57643MMX9                 418                 393             25                 393         243
466247B93                 455                 428             27                 428         209
94984MAU8                 284                 221             63                 221         363
17313QAC2                 414                 284            130                 284         126
05953YCF6                 950                 814            136                 814         121
17312DAL2               1,639                 573          1,066                 573         255
------------------------------------------------------------------------------------------------
Total          $        4,847      $        3,355     $    1,492      $        3,355  $    2,555
================================================================================================

                                       December 31, 2009
------------------------------------------------------------------------------------------------
                                                      Recognized
               Amortized Cost      Projected Cash       OTTI          Amortized Cost
  CUSIP          Before OTTI            Flows         Impairment        After OTTI    Fair Value
------------------------------------------------------------------------------------------------
76110HL56      $          437      $          304     $      133      $          304  $      122
94983FAF7               3,044               2,208            836               2,208       2,085
52520MGY3               1,726                 748            978                 748         214
05949CKB1               2,265               1,247          1,018               1,247         880
------------------------------------------------------------------------------------------------
Total         $         7,472      $        4,507     $    2,965      $        4,507  $    3,301
================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2010 is as follows:

                                                       Unrealized Less Than 12 Months            Unrealized 12 Months or More
                                                  ---------------------------------------   ---------------------------------------
                                                                               Unrealized                                Unrealized
                                                  Amoritized Cost  Fair Value    Losses     Amoritized Cost  Fair Value    Losses
-----------------------------------------------------------------------------------------------------------------------------------

Structured securities                            $          4,582  $    4,345  $    (237)   $         4,457  $    3,252  $  (1,205)
-----------------------------------------------------------------------------------------------------------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2009 is as follows:

                                                       Unrealized Less Than 12 Months            Unrealized 12 Months or More
                                                  ---------------------------------------   ---------------------------------------
                                                                               Unrealized                                Unrealized
                                                  Amoritized Cost  Fair Value    Losses     Amoritized Cost  Fair Value    Losses
-----------------------------------------------------------------------------------------------------------------------------------

Structured securities                             $        21,889  $   21,311  $     (578)  $        18,990  $   16,730  $   (2,260)
-----------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans and Real Estate
Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets - Statutory Basis, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                              December 31, 2010        December 31, 2009
                                           ----------------------   ----------------------
                                                       Percent of               Percent of
                                            Carrying    Carrying     Carrying    Carrying
                                             Amount      Amount       Amount      Amount
                                           ----------  ----------   ----------  ----------
   Region
   ------
   New England and Mid-Atlantic            $  12,765       3.1%     $  13,538       3.6%
   South Atlantic                             36,099       9.0         27,708       7.3
   North Central                             129,019      32.0        116,971      30.9
   South Central                              72,191      17.9         61,332      16.2
   Mountain                                   71,679      17.8         72,204      19.1
   Pacific                                    81,517      20.2         87,063      23.0
                                           ----------  ----------   ----------  ----------

     Total                                 $ 403,270     100.0%     $ 378,816     100.0%
                                           ==========  ==========   ==========  ==========
   Property Type
   -------------
   Apartment and residential               $  23,264       5.7%     $  11,790        3.1%
   Warehouses and industrial                 148,267      36.8        140,467       37.1
   Retail and shopping center                 64,847      16.1         66,359       17.5
   Office                                    139,993      34.7        138,039       36.4
   Other                                      26,899       6.7         22,161        5.9
                                           ----------  ----------   ----------  ----------

     Total                                 $ 403,270     100.0%     $ 378,816      100.0%
                                           ==========  ==========   ==========  ==========

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

At December 31, 2010, the average size of an individual mortgage loan was $1,600. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $2,864 and $1,566 at December 31, 2010 and 2009, respectively. As of December 31, 2010, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 8.75% and 4.00%.

In 2010, the Company issued 21 new commercial loans at the maximum and minimum rates of interest of 7.25% and 4.0% totaling $62,620. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2010 and 2009, the Company held no mortgages with interest more than 180 days past due. During 2010 and 2009, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2010 and 2009, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

At December 31, 2010, the Company held two impaired mortgage loans with a total carry value of $3,750 and recognized $762 of other-than-temporary impairments. There was no related amount of interest income recognized during the period the loan was impaired.

Real estate consists of the home office property and properties held for the production of income. Accumulated depreciation for real estate was $38,996 and $40,152 as of December 31, 2010 and 2009, respectively.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

                                                            Years Ended December 31,
                                                        --------------------------------
                                                           2010       2009       2008
                                                        ---------- ---------- ----------
  Income:
    Bonds                                               $   92,507 $   90,265 $   93,101
    Preferred stocks                                           902      1,270      3,228
    Common stocks                                            2,913      2,371      5,730
    Mortgage loans                                          25,201     24,574     26,431
    Real Estate                                             16,385     16,180     15,164
    Loans on insurance contracts                             5,928      6,152      6,444
    Short-term investments                                      45        221        905
    Derivatives                                             (1,990)    (5,341)     2,408
    Other investments                                        6,453      3,122      4,577
    Amortization of interest maintenance reserve               983        233         79
                                                        ---------- ---------- ----------

    Gross investment income                                149,327    139,047    158,067
  Expenses:
    Depreciation                                             4,417      3,676      3,821
    Other                                                   17,071     15,518     14,814
                                                        ---------- ---------- ----------

    Total investment expenses                               21,488     19,194     18,635
                                                        ---------- ---------- ----------
      Net investment income                             $  127,839 $  119,853 $  139,432
                                                        ========== ========== ==========

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost.

     Common Stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

     Mortgage Loans: The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

     Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

     Other Investments: The fair values for these investments are based on quoted market prices where available or are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

     Loans on Insurance Contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate Account Assets and Liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                                     2010                         2009
                                                        ----------------------------------------------------------
                                                        Book/Adjusted                 Book/Adjusted
                                                        Carrying Value   Fair Value   Carrying Value   Fair Value
------------------------------------------------------------------------------------------------------------------
Financial Assets:
     Bonds                                              $  1,680,007     $ 1,791,394  $  1,622,431     $ 1,694,830
     Preferred stocks                                         12,387          12,932        14,639          15,670
     Common stocks                                           176,706         176,706       147,692         147,692
     Mortgage loans                                          403,270         427,098       378,816         381,664
     Cash, cash equivalents and short-term
       investments                                            41,837          41,837        28,299          28,299
     Loans on insurance contracts                             98,341         104,062       101,073         103,361
     Other investments                                         5,493           5,518         3,375           3,413
     Investment income due and accrued                        24,828          24,828        24,444          24,444
     Separate account assets                               3,735,517       3,735,517     3,257,507       3,257,507
                                                        ------------     -----------  ------------     -----------
     Total financial assets                             $  6,178,386     $ 6,319,892  $  5,578,276     $ 5,656,880
                                                        ============     ===========  ============     ===========

Financial Liabilities:
     Deposit-type funds                                 $    198,502     $   198,737  $    197,409     $   197,409
     Separate account liabilities                          3,735,517       3,735,517     3,257,507       3,257,507
                                                        ------------     -----------  ------------     -----------
     Total financial liabilities                        $  3,934,019     $ 3,934,254  $  3,454,916     $ 3,454,916
                                                        ============     ===========  ============     ===========

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined under SSAP No. 100 fair value measurements guidance. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its fair value measurement in its entirety. The levels of the fair value hierarchy are as follows:

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

     o Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     o Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     o Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2010 about the Company's financial assets measured at fair value:

                                                                                  Level 1       Level 2     Level 3         Total
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Bonds                                                                        $        -   $         2  $       274  $        276
   Common stocks                                                                    172,045            -            -       172,045
   Mortgages                                                                              -            -        3,750         3,750
   Other Investments                                                                      -            -          879           879
------------------------------------------------------------------------------------------------------------------------------------
 Subtotal excluding separate account assets                                         172,045            2        4,903       176,950
  Separate account assets                                                         3,735,486            -            -     3,735,486
------------------------------------------------------------------------------------------------------------------------------------
Total assets accounted for at fair market value                                 $ 3,907,531   $        2  $     4,903  $  3,912,436
------------------------------------------------------------------------------------------------------------------------------------

The following table provides information as of December 31, 2009 about the Company's financial assets measured at fair value on a recurring basis:

                                                                                  Level 1       Level 2     Level 3         Total
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Common stocks                                                                $   134,591   $        -  $     8,295  $    142,886
------------------------------------------------------------------------------------------------------------------------------------
 Subtotal excluding separate account assets                                         134,591            -        8,295       142,886
  Separate account assets                                                         3,257,463            -            -     3,257,463
------------------------------------------------------------------------------------------------------------------------------------
Total assets accounted for at fair market value                                 $ 3,392,054   $        -  $     8,295  $  3,400,349
------------------------------------------------------------------------------------------------------------------------------------

The valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed common stocks and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
At December 31, 2010, there was one NAIC 6 bond carried at fair value. The bond is classified as Level 2 due to the price being based on observable market data. As of December 31, 2009, there were no financial assets measured at fair value on a recurring basis in Level 2.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Level 3 - Financial Assets
The Company classified in Level 3 at December 31, 2010, several non-agency mortgage-backed securities carried at fair value due to an initial NAIC "6" rating under the two-step process required by SSAP No. 43R. These securities were classified in Level 3 due to the price being based on unobservable market data. The Company also classified one impaired mortgage loan and one limited partnership carried at fair value in Level 3 at December 31, 2010. The fair values were derived using unobservable market data. The common stock classified as Level 3 at December 31, 2009 was based on an uncorroborated broker quote using unobservable inputs.

The following table summarizes changes to our financial instruments for the years ended December 31, 2010 and 2009 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                              Common                                Other
                                                              Stocks        Bonds     Mortgages   Investments
-------------------------------------------------------------------------------------------------------------
Fair value at January 1, 2009                                $    6,664   $      -   $       -   $         -
Total gains or losses (realized and unrealized)
  Included in net income                                              -          -           -             -
  Included in unassigned surplus                                  1,631          -           -             -
Purchases, sales, issuances, and settlements                          -          -           -             -
Transfers in/out of Level 3                                           -          -           -             -
-------------------------------------------------------------------------------------------------------------
Fair value at December 31, 2009                                   8,295          -           -             -
Total gains or losses (realized and unrealized)
  Included in net income                                          6,289          -           -             -
  Included in unassigned surplus                                 (4,595)         -           -             -
Purchases, sales, issuances, and settlements                     (9,989)         -           -             -
Transfers in/out of Level 3                                           -        274       3,750           879
-------------------------------------------------------------------------------------------------------------
Fair value at December 31, 2010                              $        -   $    274   $   3,750   $       879
-------------------------------------------------------------------------------------------------------------

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the Balance Sheets - Statutory Basis at December 31, 2009. The following table summarizes the assets measured at fair value on a non-recurring basis and the total realized and unrealized losses at December 31, 2009:

                                                    December 31, 2009
                                    --------------------------------------------------------------
                                                                                   Total Realized
                                                                                    /Unrealized
                                    Level 1       Level 2     Level 3     Total        Losses
--------------------------------------------------------------------------------------------------
Bonds                               $     -       $   392     $   642     $ 1,034  $     (5,238)
--------------------------------------------------------------------------------------------------

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds totaling $968 and impaired bonds totaling $66 as of December 31, 2009. The $642 of bonds classified as Level 3 as of December 31, 2009, were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES
---------------------

The application of SSAP No. 10R requires a company to evaluate the recoverability of deferred tax assets ("DTA") and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2010 are as follows:

                                             Ordinary     Capital      Total
--------------------------------------------------------------------------------
Gross deferred tax assets                    $  60,898  $    4,566   $  65,464
Statutory valuation allowance                        -           -           -
--------------------------------------------------------------------------------
Adjusted gross deferred tax assets              60,898       4,566      65,464
Deferred tax liabilities                         6,560      17,443      24,003
--------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)     54,338     (12,877)     41,461
--------------------------------------------------------------------------------
Deferred tax assets non-admitted                18,044           -      18,044
--------------------------------------------------------------------------------
Net deferred tax assets                      $  36,294  $  (12,877)  $  23,417
================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2010 is as follows:

     Admission calculation components
     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.          Ordinary           Capital            Total
                                                               --------           -------            -----
     a. SSAP no. 10R Paragraph 10.a.                          $  14,304          $       -       $    14,304
     b. SSAP no. 10R Paragraph 10.b.
        (lesser of 10.b.i. or 10.b.ii. below)                 $       -          $       -       $         -
     c. SSAP no. 10R Paragraph 10.b.i.                        $       -          $       -       $         -
     d. SSAP no. 10R Paragraph 10.b.ii.                             xxx                xxx       $   129,352
     e. SSAP no. 10R Paragraph 10.c.                          $   6,560          $  17,443       $    24,003
     f. Total (a + b + e)                                     $  20,864          $  17,443       $    38,307

     Admission calculation components
     SSAP No. 10R, Paragraph 10.e.
     g. SSAP no. 10R Paragraph 10.e.i.                        $  23,417          $       -       $    23,417
     h. SSAP no. 10R Paragraph 10.e.ii.
        (lesser of 10.e.ii.a. or 10.e.ii.b. below)            $       -          $       -       $         -
     i. SSAP no. 10R Paragraph 10.e.ii.a.                     $       -          $       -       $         -
     j  SSAP no. 10R Paragraph 10.e.ii.b.                           xxx                xxx       $   194,028
     k. SSAP no. 10R Paragraph 10.e.iii.                      $   6,560          $  17,443       $    24,003
     l. Total (g + h + k)                                     $  29,977          $  17,443       $    47,420

     Used in SSAP No. 10R, Paragraph 10.d.
     Total adjusted capital                                                                      $ 1,395,956
     Authorized control level                                                                    $   122,860

     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c
     Admitted deferred tax assets                             $  20,864          $  17,443       $    38,307
     Admitted assets                                                xxx                xxx       $ 7,115,457
     Adjusted statutory surplus*                                    xxx                xxx       $ 1,293,523
     Total adjusted capital from DTAs                               xxx                xxx       $ 1,395,956

     Increase due to SSAP No.10R, Paragraph 10.e.
     Admitted deferred tax assets                             $   9,113          $       -       $     9,113
     Admitted assets                                                xxx                xxx       $     9,113
     Statutory surplus                                              xxx                xxx       $     9,113

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The components of the net deferred tax asset/(liability) as of December 31, 2009 are as follows:

                                                               Ordinary           Capital            Total
                                                               --------           -------            -----
     Gross deferred tax assets                                $  61,558          $   5,192       $    66,750
     Statutory valuation allowance                                    -                  -                 -
                                                              ---------          ---------       -----------
     Adjusted gross deferred tax assets                          61,558              5,192            66,750
     Deferred tax liabilities                                     7,210             10,522            17,732
                                                              ---------          ---------       -----------
     Subtotal - net deferred tax asset/(liability)               54,348             (5,330)           49,018
     Deferred tax assets nonadmitted                             24,510                  -            24,510
                                                              ---------          ---------       -----------
     Net admitted deferred tax assets                         $  29,838          $  (5,330)      $    24,508
                                                              =========          =========       ===========

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2009 is:
     Admission calculation components
     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.          Ordinary           Capital            Total
                                                               --------           -------            -----
     a. SSAP no. 10R Paragraph 10.a.                          $  15,692          $      -         $   15,692
     b. SSAP no. 10R Paragraph 10.b.
        (lesser of 10.b.i. or 10.b.ii. below)                 $       -          $      -         $        -
     c. SSAP no. 10R Paragraph 10.b.i.                        $       -          $      -         $        -
     d. SSAP no. 10R Paragraph 10.b.ii.                             xxx               xxx         $   85,173
     e. SSAP no. 10R Paragraph 10.c.                          $   7,210          $ 10,522         $   17,732
     f. Total (a + b+ e)                                      $  22,902          $ 10,522         $   33,424

     Admission calculation components
     SSAP No. 10R, Paragraph 10.e.
     g. SSAP no. 10R Paragraph 10.e.i.                        $  24,508          $      -         $   24,508
     h. SSAP no. 10R Paragraph 10.e.ii.
        (lesser of 10.e.ii.a. or 10.e.ii.b. below)            $       -          $      -         $        -
     i. SSAP no. 10R Paragraph 10.e.ii.a.                     $       -          $      -         $        -
     j. SSAP no. 10R Paragraph 10.e.ii.b.                           xxx               xxx         $  127,760
     k. SSAP no. 10R Paragraph 10.e.iii.                      $   7,210          $ 10,522         $   17,732
     l. Total (g + h + k)                                     $  31,718          $ 10,522         $   42,240

     Used in SSAP No. 10R, Paragraph 10.d.
     Total adjusted capital                                                                       $1,293,684
     Authorized control level                                                                     $  119,810

     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.
     Admitted deferred tax assets                             $  22,902          $ 10,522         $   33,424
     Admitted assets                                                xxx               xxx         $6,520,640
     Adjusted statutory surplus*                                    xxx               xxx         $  851,734
     Total adjusted capital from DTAs                               xxx               xxx         $1,293,684

     Increases due to SSAP 10R, Paragraph 10.e.
     Admitted deferred tax assets                             $   8,815          $      -         $    8,815
     Admitted assets                                                xxx               xxx         $    8,815
     Statutory surplus                                              xxx               xxx         $    8,815

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The changes in the components of the net deferred tax asset/(liablility) from December 31, 2009 to December 31, 2010 are as follows:

                                                               Ordinary           Capital            Total
                                                               --------           -------            -----

     Gross deferred tax assets                                $    (660)         $   (626)       $    (1,286)
     Statutory valuation allowance                                    -                 -                  -
                                                              ----------         ---------       ------------
     Adjusted gross deferred tax assets                            (660)             (626)            (1,286)
     Deferred tax liabilities                                      (650)            6,921              6,271
                                                              ----------         ---------       ------------
     Subtotal - net deferred tax asset/(liability)                  (10)           (7,547)            (7,557)
     Deferred tax assets nonadmitted                             (6,466)               -              (6,466)
                                                              ----------         ---------       ------------
     Net admitted deferred tax assets                         $   6,456          $ (7,547)       $    (1,091)
                                                              ==========         =========       ============

     Admission calculation components
     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.          Ordinary           Capital            Total
                                                               --------           -------            -----
     a. SSAP no. 10R Paragraph 10.a.                          $  (1,388)         $      -        $    (1,388)
     b. SSAP no. 10R Paragraph 10.b.
     (lesser of 10.b.i. or 10.b.ii. below)                    $       -          $      -        $         -
     c. SSAP no. 10R Paragraph 10.b.i.                        $       -          $      -        $         -
     d. SSAP no. 10R Paragraph 10.b.ii.                             xxx               xxx        $    44,179
     e. SSAP no. 10R Paragraph 10.c.                          $    (650)         $  6,921        $     6,271
     f. Total (a + b + e)                                     $  (2,038)         $  6,921        $     4,883

     Admission calculation components
     SSAP No. 10R, Paragraph 10.e.
     g. SSAP no. 10R Paragraph 10.e.i.                        $  (1,091)         $      -        $    (1,091)
     h. SSAP no. 10R Paragraph 10.e.ii.
        (lesser of 10.e.ii.a. or 10.e.ii.b. below)            $       -          $      -        $         -
     i. SSAP no. 10R Paragraph 10.e.ii.a.                     $       -          $      -        $         -
     j. SSAP no. 10R Paragraph 10.e.ii.b.                           xxx               xxx        $    66,268
     k. SSAP no. 10R Paragraph 10.e.iii.                      $    (650)         $  6,921        $     6,271
     l. Total (g + h + k)                                     $  (1,741)         $  6,921        $     5,180

     Used in SSAP No. 10R, Paragraph 10.d.
     Total adjusted capital                                                                      $   102,272
     Authorized control level                                                                    $     3,050

     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.
     Admitted deferred tax assets                             $  (2,038)         $  6,921        $     4,883
     Admitted assets                                                xxx               xxx        $   594,817
     Adjusted statutory surplus*                                    xxx               xxx        $   441,789
     Total adjusted capital from DTAs                               xxx               xxx        $   102,272

     Increase due to SSAP No. 10R, Paragraph 10.e.
     Admitted deferred tax assets                             $     298          $      -        $       298
     Admitted assets                                                xxx               xxx        $       298
     Statutory surplus                                              xxx               xxx        $       298

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit DTAs pursuant to SSAP No. 10R. Such election was also made in 2009.

The impact of tax planning strategies is as follows:

                                                                                 December 31, 2010
                                                                         --------------------------------
                                                                         Ordinary     Capital     Total
                                                                         Percent      Percent     Percent
                                                                         ---------    -------     -------
     Adjusted gross DTAs (% of total adjusted gross DTAs)                    0%          0%          0%
     Net admitted adjusted gross DTAs (% of total net admitted DTAs)         0%          0%          0%

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

Current income taxes incurred consist of the following major components for the years ended December 31:

                                                                2010       2009       2008
                                                             ---------- ---------- ----------
     Federal income                                          $   17,419 $   10,018 $    3,495
     Foreign                                                          -          -          -
                                                             ---------- ---------- ----------
     Subtotal                                                    17,419     10,018      3,495
     Federal income tax on net capital gains                      7,842     (9,131)   (28,627)
     Adjustment to prior year taxes                                (112)    (2,212)       306
     Change in tax contingency reserve                          (15,906)     2,355     13,729
                                                             ---------- ---------- ----------
     Federal and foreign income tax incurred                 $    9,243  $   1,030 $  (11,097)
                                                             ========== ========== ==========
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2010 and December 31, 2009 are as follows:



     Deferred tax assets:                                       2010       2009      Change
                                                             ---------- ---------- ----------
     Ordinary
     Policyholder dividends                                  $    3,002 $    2,928 $       74
     Future policy and contract benefits                         11,119     11,553       (434)
     Deferred acquisition costs                                  17,348     17,552       (204)
     Deferred compensation and benefit liabilities                7,958      7,380        578
     Non-admitted assets                                         16,616     16,842       (226)
     Tax credit carryforward                                          -        353       (353)
     Other                                                        4,855      4,950        (95)
                                                             ---------- ---------- ----------
     Subtotal                                                    60,898     61,558       (660)
     Statutory valuation allowance adjustment                         -          -          -
     Non-admitted deferred tax assets                            18,044     24,510     (6,466)
                                                             ---------- ---------- ----------
     Admitted ordinary deferred tax assets                   $   42,854 $   37,048 $    5,806
                                                             ========== ========== ==========

                                       34

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------
     Deferred tax assets, (continued):                          2010       2009      Change
                                                             ---------- ---------- ----------
     Capital
     Unrealized investment losses                            $    4,566 $    5,192 $     (626)
                                                             ---------- ---------- ----------
     Admitted capital deferred tax assets                    $    4,566 $    5,192 $     (626)
                                                             ---------- ---------- ----------
     Admitted deferred tax asset                             $   47,420 $   42,240 $    5,180
                                                             ---------- ---------- ----------

     Deferred tax liabilities:
     Ordinary
     Bonds market discount                                   $    1,407 $    1,300 $      107
     EDP, software and furniture and fixture                      4,583      4,863       (280)
     Other                                                          570      1,047       (477)
                                                             ---------- ---------- ----------
     Subtotal                                                $    6,560 $    7,210 $     (650)
                                                             ---------- ---------- ----------

     Capital
     Unrealized investment gains                             $   17,443  $  10,522 $    6,921
                                                             ---------- ---------- ----------
     Subtotal                                                $   17,443  $  10,522 $    6,921
                                                             ---------- ---------- ----------
     Deferred tax liabilities                                $   24,003  $  17,732 $    6,271
                                                             ---------- ---------- ----------
     Net deferred tax assets                                 $   23,417  $  24,508 $   (1,091)
                                                             ========== ========== ==========

                                                                2010       2009      Change
                                                             ---------- ---------- ----------
     Total gross deferred tax assets                         $   65,464  $  66,750 $   (1,286)
     Total deferred tax liabilities                              24,003     17,732      6,271
                                                             ---------- ---------- ----------
     Net deferred tax asset/(liability)                      $   41,461  $  49,018     (7,557)
                                                             ========== ==========
     Tax effect on unrealized gains/(losses)                                            5,788
                                                                                   ----------
     Change in net deferred income tax                                             $   (1,769)
                                                                                   ==========

                                                                2009       2008      Change
                                                             ---------- ---------- ----------
     Total gross deferred tax assets                         $   66,750 $   81,088 $  (14,338)
     Total deferred tax liabilities                              17,732     14,092      3,640
                                                             ---------- ---------- ----------
     Net deferred tax asset/(liability)                      $   49,018 $   66,996    (17,978)
                                                             ========== ==========
     Tax effect on unrealized gains/(losses)                                            4,233
                                                                                   ----------
     Change in net deferred income tax                                             $  (13,745)
                                                                                   ==========

                                                                2008       2007      Change
                                                             ---------- ---------- ----------
     Total gross deferred tax assets                         $   81,088 $   60,465 $   20,623
     Total deferred tax liabilities                              14,092     28,970    (14,878)
                                                             ---------- ---------- ----------
     Net deferred tax asset/(liability)                      $   66,996 $   31,495     35,501
                                                             ========== ==========
     Tax effect on unrealized gains/(losses)                                          (19,110)
                                                                                   ----------
     Change in net deferred income tax                                             $   16,391
                                                                                   ==========

The change in non-admitted deferred tax assets was included in "Change in non-admitted assets" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2010 and 2009.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2010, 2009 and 2008 were as follows:

                                                                2010       2009       2008
                                                             ---------- ---------- ----------
Net gain from operations before income taxes                 $   74,768 $   62,076 $   18,346
Net realized capital gains/(losses) before income taxes          15,557     (5,972)  (107,127)
Change in accounting principles                                       -       (158)         -
Change in unauthorized reinsurance                                   (1)     1,854          -
                                                             ---------- ---------- ----------
Total pre-tax statutory income                                   90,324     57,800    (88,781)
Change in non-admitted assets                                       645    (11,868)   (12,946)
IMR amortization                                                   (983)      (233)       (79)
Tax-exempt income                                                (9,897)    (9,329)    (7,966)
Non-deductible expense                                            1,041        932     (2,969)
Other                                                              (611)      (133)    (3,730)
                                                             ---------- ---------- ----------
  Subtotal                                                       80,519     37,169   (116,471)
Statutory tax rate                                                 0.35       0.35       0.35
                                                             ---------- ---------- ----------
  Subtotal                                                       28,182     13,009    (40,765)
Change in federal income tax reserve                            (15,907)     2,355     13,729
Tax credits                                                      (1,263)      (589)      (452)
                                                             ---------- ---------- ----------
Total statutory income taxes                                 $   11,012 $   14,775 $  (27,488)
                                                             ========== ========== ==========

Federal and foreign income tax incurred                      $    9,243 $    1,030 $  (11,097)
Change in deferred income tax                                     1,769     13,745    (16,391)
                                                             ---------- ---------- ----------
Total statutory income taxes                                 $   11,012 $   14,775 $  (27,488)
                                                             ========== ========== ==========

At December 31, 2010, the Company did not have any net operating loss, net capital loss and/or alternative minimum tax (AMT) carry forwards.

The following is income tax incurred that is available for recoupment in the event of future net losses:

   Tax year:                                                  Ordinary   Capital     Total
   ---------                                                 ---------- ---------- ----------
   2008                                                      $        -  $       - $       -
   2009                                                      $        -  $       - $       -
   2010                                                      $   17,248  $   8,013 $  25,261

There were no deposits admitted under IRC Section 6033.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The Company joins in a consolidated federal income tax return filed by UNIFI. The other members of the affiliated group joining in the UNIFI consolidated return are as follows:

     Ameritas Holding Company
     Acacia Life Insurance Company
     Ameritas Investment Corp.
     Summit Investment Advisors, Inc.
     First Ameritas Life Insurance Corp. of New York
     Acacia Financial Corporation
     Acacia Federal Savings Bank
     Acacia Service Corporation
     Acacia Realty Corporation
     Calvert Group, Ltd.
     Calvert Asset Management Company
     Calvert Administrative Service Company
     Calvert Distributors, Inc.
     Calvert Shareholder Services, Inc.

The Company's income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILITES AND RELATED
---------------------------------------------------------------------------
PARTIES
-------

On July 19, 2010, the Company made a $30,000 capital contribution to First Ameritas.

On December 15, 2009, the Department of Insurance and Securities Regulation of the District of Columbia approved Acacia Life becoming a wholly owned subsidiary of the Company. Acacia Life was transferred to the Company from AHC at the statutory equity value of the Acacia Life common stock of $324,730 at the valuation date of September 30, 2009.

On April 17, 2009, the Ohio Department of Insurance approved UCL becoming a wholly owned subsidiary of the Company. On April 22, 2009, the Department approved the re-domestication of UCL from Ohio to Nebraska. Together, these two actions resulted in the reorganization of UCL as a Nebraska subsidiary of the Company whereby the statutory equity value of the UCL common stock of $127,357 was transferred to the Company at the valuation date of March 31, 2009. During 2009, the Company made the following cash contributions to UCL: $50,000 on April 23, 2009, $50,000 on June 16, 2009, and $25,000 on December 22, 2009.

The Company received cash in the amount of $149 and $2,640 on May 28, 2009 and December 2, 2008, respectively, from dividends declared by Pathmark Administrators, Inc. On May 27, 2009, Pathmark retired the common stock shares owned by the Company with a cash payment of $2,499. Pathmark was subsequently sold to an outside party on May 31, 2009 for $130. In 2008, included in the dividend amount was $2,074 recorded as a return of capital with the remainder recorded in net investment income.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILITES AND RELATED
---------------------------------------------------------------------------
PARTIES, (continued)
--------------------

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note ("Note") to the Company as part of an intercompany surplus agreement. Interest accrued on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note was paid in full. The note was to mature on May 15, 2048. However, on September 30, 2009, the Note was cancelled and reclassified as a capital contribution to UCL. Prior to cancellation of the Note, interest totaling $1,239 was received in 2009.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB. On December 20, 2009, the Company made an additional contribution of $3,698 as paid in capital to AFSB whereby the Company continues to own 14.79% of AFSB after this contribution.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to
be amortized over the life of the bonds.   During 2009, the remaining
unamortized gain of $84 was recognized in net realized capital gains (losses).

Effective April 1, 2002, Ameritas Variable Life Insurance Company ("AVLIC") (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyholder approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,079 and $1,079 for the years ended December 31, 2010, 2009 and 2008, respectively.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2010, 2009 and 2008, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2010 and 2009, the Company redeemed 100,000 shares at $2,500.

The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $14,253, $13,565 and $20,644 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company offers mutual funds of Calvert Variable Series, Inc. ("CVS") and Calvert Variable Products, Inc. ("CVP") (formerly Summit Mutual Funds, Inc.), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,144,057 and $612,059 as of December 31, 2010 and 2009, respectively.

The Company had a variable insurance trust ("VIT") which was an investment option for separate accounts policyholders through 2009. As of December 31, 2009 the Company had separate account investments of $312,614 in the VIT. During 2010, all VIT investments were moved into CVS and CVP mutual funds.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILITES AND RELATED
---------------------------------------------------------------------------
PARTIES, (continued)
--------------------

The Company reported the following amounts due from/(to) the below listed affiliates and was recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets-Statutory Basis. The terms of the settlement require that these amounts be settled monthly.

                                                        2010           2009
--------------------------------------------------------------------------------
Ameritas Holding Company                              $   (157)     $  (1,207)
The Union Central Life Insurance Company                  (462)        (7,077)
First Ameritas Life Insurance Corp. of New York          1,197            989
Ameritas Investment Corp.                                   84            217
Summit Investment Advisors, Inc.                           253            343
Acacia Life Insurance Company                              378          2,229
Acacia Federal Savings Bank                                 52             75
Acacia Financial Corporation                                 -              2
Calvert Group, Ltd.                                        145            267
Summit Investment Partners, LLC                              -             51
                                                      ------------  ------------
Total                                                 $  1,490      $  (4,111)
                                                      ============  ============

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2010 and 2009, reducing the respective ceded allowance to $55 and $53 which is included as a reduction of reserves for life, accident and health policies. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $347 and $404 of additional reserves as of December 31, 2010 and 2009, respectively.

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been an increase/(decrease) of ($27,712), $6,868 and ($17,241) for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $3,546, $3,059 and $2,975 of which $3,460, $3,059 and $2,975 is included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2010, 2009 and 2008, respectively.

In 2010, the Company acquired two mortgage loans from Acacia Federal Savings Bank for consideration of $7,901, which was consistent with fair value.

NOTE 5 - BORROWED MONEY
-----------------------

Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and Acacia Financial Corporation ("AFCO") (liquidated during 2010). These notes were issued by a 100% owned subsidiary, AMAL Corporation ("AMAL") (liquidated during 2006), during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes were payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carried a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The final payment was made by the Company on September 1, 2009, as required.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 5 - BORROWED MONEY, (continued)
------------------------------------

The Company has a $15,000 unsecured line of credit available at December 31, 2010. No balance was outstanding at any time during 2010 or 2009. The line of credit expires May 31, 2011.

NOTE 6 - EMPLOYEE BENEFITS
--------------------------

The Company participates in a non-contributory defined benefit plan ("the Pension Plan") sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan ("Ameritas Plan") covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan ("Acacia Plan"), sponsored by Acacia Life and the Plan was renamed the Ameritas Acacia Pension Plan ("AHC Plan"). In 2008, the Union Central Employees Pension Plan merged into the AHC Plan and the Plan was renamed the UNIFI Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the AHC Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. The balance of the prefunded pension expense receivable was $15,990 at December 31, 2010 and 2009, and is a non-admitted asset.

The Company sponsors a non-qualified unfunded defined benefit pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Pension Plan. Prior to December 31, 2010, the Company sponsored an additional non-qualified unfunded defined benefit pension plan in which the sole participant died. This resulted in a Plan settlement of $863, which reduced the Company's accrued pension liability and net periodic pension cost. Since the remaining non-qualified defined benefit pension plan is unfunded, there are no plan assets supporting the plan.

The Company is charged its proportionate share of pension expense for its participation in the Pension Plan based on the separate benefit formulas of the pre-merger plans. The Company incurred pension expense of $3,957, $4,483 and $2,992 in 2010, 2009 and 2008, respectively, for its participation in the Pension Plan.

Effective September 30, 2009, ALIC's postretirement benefit plan was merged with The Union Central Life Insurance Company's and Acacia Life Insurance Company's postretirement benefit plans into a single plan sponsored by AHC ("Postretirement Plan"). As a result of the merger, the postretirement benefit plan liability was de-recognized by the Company and transferred to AHC resulting in a $351 contribution, which was recorded in additional paid in capital on the Balance Sheets - Statutory Basis.

While the postretirement benefit plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Postretirement Plan. During 2009, the Company was credited $101 of postretirement welfare expense for its participation in the Postretirement Plan. Beginning in 2010, the total expense for the postretirement benefit plan was paid by AHC.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 6 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

The measurement date for the Company's pension and other postretirement benefits was December 31 for 2010, 2009 and 2008. A summary of the assets, obligations and assumptions are as follows:

                                                                                                  Other
                                                          Pension                             Postretirement
                                                          Benefits                               Benefits
                                             ----------------------------------      ----------------------------------
                                                2010        2009        2008            2010        2009        2008
                                             ----------  ----------  ----------      ----------  ----------  ----------
Change in projected benefit obligation:
 Projected benefit obligation at
  beginning of year                          $   13,700  $   13,319  $   14,768      $        -  $    6,182  $    6,144
 Service cost                                       112          84         303               -          38         123
 Interest cost                                      755         793         905               -         109         362
 Plan participants' contributions                     -           -           -               -           -         481
 Actuarial (gain)/loss                              237         777        (314)              -           -          12
 Benefits paid                                   (1,179)     (1,273)     (2,411)              -           -        (960)
 Plan amendments                                      -           -           -               -      (3,502)          -
 Settlements                                       (878)          -           -               -           -           -
 Special termination benefits                         -           -          68               -           -           -
 Plan merger                                          -           -           -               -      (2,827)          -
 Medicare subsidy receipts                            -           -           -               -           -          20
                                             ----------  ----------  ----------      ----------  ----------  ----------
 Projected benefit obligation at
  end of year                                $   12,747  $   13,700  $   13,319      $        -  $        -  $    6,182
                                             ==========  ==========  ==========      ==========  ==========  ==========
 Funded status:
 Unamortized prior service
  cost                                       $        -  $        -  $        -      $        -  $        -  $        -
 Unrecognized net loss                       $    2,094  $    1,964  $    1,250      $        -  $        -  $    2,470
 Accrued liabilities                         $  (10,653) $  (11,736) $  (12,069)     $        -  $        -  $     (412)

Projected benefit obligation
 for non-vested employees                    $        -  $        -  $        -      $        -  $        -  $    1,529

Accumulated benefit obligation
 for non-vested employees                    $        -  $        -  $        -      $        -  $        -  $    1,529

Accumulated benefit obligation
 for vested employees                        $   10,759  $   11,860  $   12,039      $        -  $        -  $    6,182

Components of net periodic benefit cost:
 Service cost                                $      112  $       84  $      303      $        -  $       38  $      123
 Interest cost                                      755         793         905               -         109         362
 Expected return on plan assets                       -           -           -               -        (140)       (149)
 Amount of recognized losses                        107          63         349               -          88         206
 Amount of prior service cost
  recognized                                          -           -         129               -        (156)          -
 Special termination benefits                         -           -         209               -           -
 Settlements                                       (878)          -           -               -           -           -
                                             ----------  ----------  ----------      ----------  ----------  ----------
 Total net periodic benefit cost             $       96  $      940  $    1,895      $        -  $      (61)  $     542
                                             ==========  ==========  ==========      ==========  ==========  ==========

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 6 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

                                                                                                  Other
                                                          Pension                             Postretirement
                                                          Benefits                               Benefits
                                             ----------------------------------      ----------------------------------
                                                2010        2009        2008            2010        2009        2008
                                             ----------  ----------  ----------      ----------  ----------  ----------
Change in plan assets:
 Fair value of plan assets at
  beginning of year                          $        -  $        -  $        -      $        -  $    3,300  $    2,846
 Actual return on plan assets                         -           -           -               -         117         143
 Employer contributions                               -           -           -               -           -         584
 Benefits and administrative
  expenses paid                                       -           -           -               -           -        (273)
 Plan merger                                          -           -           -               -      (3,417)          -
                                             ----------  ----------  ----------      ----------  ----------  ----------
 Fair value of plan assets at
  end of year                                $        -  $        -  $        -      $        -  $        -  $    3,300
                                             ----------  ----------  ----------      ----------  ----------  ----------

Weighted average assumptions:
 Discount rate for benefit
  obligation                                   5.75%        6.00%       6.25%            N/A         N/A        6.25%
 Discount rate for net periodic
  benefit cost                                 6.00%        6.25%       6.25%            N/A        6.25%       6.25%
 Expected compensation increase
  for benefit obligation                       5.00%        5.00%       5.00%            N/A         N/A         N/A
 Expected compensation increase
  for net periodic benefit cost                5.00%        5.00%       5.00%            N/A         N/A         N/A
 Expected return on plan assets                 N/A          N/A         N/A             N/A        6.00%       6.00%

Assumed health care cost trend rates:
 Healthcare cost trend rate assumed
  for next year                                 N/A          N/A         N/A             N/A         N/A        7.0%
 Rate to which the cost trend rate
  is assumed to decline (ultimate
  trend rate)                                   N/A          N/A         N/A             N/A         N/A        5.0%
 Year the rate reaches the ultimate
  trend rate                                    N/A          N/A         N/A             N/A         N/A        2011

Information for pension and other postretirement benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31 follows:
                                                                                                  Other
                                                          Pension                             Postretirement
                                                          Benefits                               Benefits
                                             ----------------------------------      ----------------------------------
                                                2010        2009        2008            2010        2009        2008
                                             ----------  ----------  ----------      ----------  ----------  ----------

 Projected benefit obligation                $   12,747  $   13,700  $   13,319          N/A         N/A     $    6,182
 Accumulated benefit
  obligation                                 $   10,759  $   11,860  $   12,039          N/A         N/A     $    6,182
 Fair value of plan assets                        N/A         N/A         N/A            N/A         N/A     $    3,300

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 6 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

Future expected pension benefit payments are as follows:

                    Year                 Amount
                ------------          -------------
                    2011               $    1,085
                    2012                    1,085
                    2013                    1,085
                    2014                    1,085
                    2015                    1,085
                 2016-2020                  5,722

Total net periodic benefit cost was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2010, 2009 and 2008.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents.
In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition, for eligible employees who are not UNIFI Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $5,227, $4,788 and $4,749 in 2010, 2009 and 2008, respectively.

The defined contribution plans' assets also include investments in deposit administration contracts which included underlying investments in separate accounts of the Company and UCL. The carrying value of the defined contribution plans' assets invested in the separate accounts was approximately $382,008 and $336,334 at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, $100,512 and $92,063 was invested in mutual funds which are advised by affiliates.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for the costs of postretirement benefit plans other than pensions is the accrual method.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS
------------------------------------------

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $132,838 in dividends in 2011, without prior approval. The Company paid ordinary dividends of $0, $25,000 and $87,000 to AHC, its' parent, in 2010, 2009 and 2008, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)
-------------------------------------------------------

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                       2010        2009        2008
--------------------------------------------------------------------------------------
Unrealized capital gains                             $101,259   $ 81,231   $  17,492
Nonadmitted asset values                              (65,519)   (72,630)   (104,122)
Asset valuation reserve                               (49,332)   (27,106)     (4,995)
Liability for reinsurance in unauthorized companies        (1)         -      (1,854)
--------------------------------------------------------------------------------------

NOTE 8 - COMMITMENTS AND CONTINGENCIES
--------------------------------------

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $834 and $667 as of December 31, 2010 and 2009, respectively, and estimated recoveries from premium taxes included in "Other admitted assets" in the Balance Sheets - Statutory Basis of $762 and $591 as of December 31, 2010 and 2009, respectively.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related to extra contractual obligations or bad faith claims resulting from lawsuits during 2010 and 2009.

Securities commitments of $37,392 and $36,086 and mortgage loan and real estate commitments of $13,451 and $25,133 were outstanding for investments to be purchased in subsequent years as of December 31, 2010 and 2009, respectively. Low income housing tax credit property investment commitments were $57 and $671 as of December 31, 2010 and 2009, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 9 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH
--------------------------------------------------------------------------------
PLANS
-----

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                    2010     2009     2008
-------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including
 administrative fees) in excess of actual expenses                              $  2,682  $ 4,383  $ 4,255
Total net other income (expense) (including interest paid to or
 received from ASO uninsured plans)                                                    -        -        -
-------------------------------------------------------------------------------------------------------------
Net gain from operations                                                        $  2,682  $ 4,383  $ 4,255
=============================================================================================================

Total claim payment volume                                                      $104,684  $94,523  $93,914
=============================================================================================================

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                    2010     2009     2008
-------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                   $ 17,064  $ 6,626  $   648
Other income or expenses (including interest paid
 to or received from plans)                                                            7        6       41
Gross expenses incurred (claims and administrative)                               14,453    4,258      682
-------------------------------------------------------------------------------------------------------------
Net gain from operations                                                        $  2,618  $ 2,374  $     7
=============================================================================================================

NOTE 10 - LEASES
----------------

The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2010, 2009 and 2008 for operating leases was $2,567, $1,787 and $508, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2010:

-------------------------------------------------------------------------------------------------------------
     2011                                                                       $  1,523
     2012                                                                          1,178
     2013                                                                            619
     2014                                                                            128
     2015 and thereafter                                                           1,352
-------------------------------------------------------------------------------------------------------------
                                                                                $  4,800
-------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 11 - OTHER ITEMS
---------------------

Troubled Debt Restructuring
The Company had no long-term holdings with restructured terms in 2010. In 2009, the Company had long-term bond holdings with restructured terms, but the bond holdings were exchanged for other securities of equal value. Therefore as the Company recorded no realized capital losses this was not deemed to be troubled debt restructuring. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with an amortized cost of $7,218 and $7,273 at December 31, 2010 and 2009, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $5,448 and $5,135 at December 31, 2010 and 2009, respectively, in accounts receivable for uninsured plans and included with "Other admitted assets" on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

NOTE 12 - REINSURANCE
---------------------

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Acacia Life, First Ameritas, and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 12 - REINSURANCE, (continued)
----------------------------------

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2010, 2009 or 2008 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

Following is a summary of the transactions through reinsurance operations:

                                                                           Years Ended December 31
                                                                       ------------------------------
                                                                             2010     2009     2008
-----------------------------------------------------------------------------------------------------
Premium Income:
 Assumed (related party $242, $102 and $102 in 2010, 2009 and 2008)         $56,915  $55,213  $49,678
 Ceded (related party $1,833, $2,092 and $2,097
  in 2010, 2009 and 2008)                                                    27,535   26,096   31,759
Benefits To Policyholders:
 Assumed (related party $0, $0 and $0 in 2010, 2009 and 2008)                56,353   56,379   48,137
 Ceded (related party $2,093, $1,889 and $702 in 2010, 2009 and 2008)        27,075   30,211   22,146
Reserves for life, accident and health policies:
 Assumed (related party $43 and $37 in 2010 and 2009)                           364      264      N/A
 Ceded (related party $1,096 and $1,088 in 2010 and 2009)                    68,733   64,299      N/A
-----------------------------------------------------------------------------------------------------

NOTE 13 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
----------------------------------------------------------------

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                            2010       2009       2008
------------------------------------------------------------------------------------------
Balance at January 1                                      $ 37,643   $ 34,033   $ 32,355
Less reinsurance reserves                                   (9,495)    (7,803)    (6,487)
------------------------------------------------------------------------------------------
Net balance at January 1                                    28,148     26,230     25,868
------------------------------------------------------------------------------------------

Incurred related to:
  Current year                                             388,356    395,151    362,372
  Prior year                                                (4,400)    (3,284)    (4,951)
------------------------------------------------------------------------------------------
    Total incurred                                         383,956    391,867    357,421
------------------------------------------------------------------------------------------

Paid related to:
  Current year                                             365,306    367,003    336,143
  Prior year                                                23,748     22,946     20,916
------------------------------------------------------------------------------------------
    Total paid                                             389,054    389,949    357,059
------------------------------------------------------------------------------------------

Net balance at December 31                                  23,050     28,148     26,230
Plus reinsurance reserves                                    8,437      9,495      7,803
------------------------------------------------------------------------------------------
Total reserve for unpaid claims                           $ 31,487   $ 37,643   $ 34,033
==========================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 13 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES, (continued)
-----------------------------------------------------------------------------

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $4,400, $3,284 and $4,951 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company paid assumed reinsurance claims of $57,223, $54,644 and $46,541 and incurred assumed reinsurance claims of $56,128, $56,336 and $47,854 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company paid ceded reinsurance claims of $429, $530 and $532, and incurred ceded reinsurance claims of $405, $531 and $528 for the years ended December 31, 2010, 2009 and 2008, respectively.

NOTE 14 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES
---------------------------------------------------------

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

As of December 31, 2010 and 2009, respectively, the Company had $2,235,878 and $1,644,877 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $16,406 and $15,687 at December 31, 2010 and 2009, respectively.

NOTE 15 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTICS
---------------

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                            2010
                                                                ----------------------------
                                                                   Amount        % of Total
--------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
 With fair value adjustment                                       $  777,500        17.9%
 At book value less current surrender charge of 5% or more            32,060         0.8
 At fair value                                                     3,090,125        71.3
--------------------------------------------------------------------------------------------
Total with adjustment or at fair value                             3,899,685        90.0%
 At book value without adjustment  (minimal or no charge)            378,306         8.7
Not subject to discretionary withdrawal                               57,841         1.3
--------------------------------------------------------------------------------------------
Total gross                                                        4,335,832       100.0%
Reinsurance ceded                                                       (692)
--------------------------------------------------------------------------------------------
Total Net                                                         $4,335,140
================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 15 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTICS, (continued)
----------------------------

                                                                            2009
                                                                ----------------------------
                                                                   Amount        % of Total
--------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
 With fair value adjustment                                      $   689,552        17.8%
 At book value less current surrender charge of 5% or more            62,166         1.6
 At fair value                                                     2,653,289        68.5
--------------------------------------------------------------------------------------------
Total with adjustment or at fair value                             3,405,007        87.9%
 At book value without adjustment  (minimal or no charge)            415,614        10.7
Not subject to discretionary withdrawal                               55,807         1.4
--------------------------------------------------------------------------------------------
Total gross                                                        3,876,428       100.0%
Reinsurance ceded                                                     (1,140)
--------------------------------------------------------------------------------
Total Net                                                        $ 3,875,288
================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets - Statutory Basis as of December 31:

                                                                                    2010         2009
--------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                       $1,036,040   $ 1,013,777
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)     10,204        10,494
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                               198,502       197,409
--------------------------------------------------------------------------------------------------------
                                                                                 1,244,746     1,221,680
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                3,090,394     2,653,608
--------------------------------------------------------------------------------------------------------
Total                                                                           $4,335,140   $ 3,875,288
========================================================================================================

NOTE 16 - PREMIUM AND ANNUITY CONSIDERATIONS  DEFERRED AND UNCOLLECTED
----------------------------------------------------------------------

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                          2010                   2009
----------------------------------------------------------------------------
                                             Net of                  Net of
          Type                       Gross   Loading        Gross    Loading
----------------------------------------------------------------------------
Ordinary new business               $   163  $  163        $    11  $    11
Ordinary renewal                        885     550          3,116    2,621
----------------------------------------------------------------------------
Totals                              $ 1,048  $  713        $ 3,127  $ 2,632
============================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 17 - SEPARATE ACCOUNTS
---------------------------

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company's certificate of authority. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in the "Reserves for life, accident and health policies" line of the Balance Sheets - Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2010, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2010 and 2009 the Company's Separate Account Statement included legally insulated assets of $3,735,517 and $3,257,507, respectively. The assets legally insulated from the general account as of December 31, 2010 are attributed to the following products/transactions:

                                                             Separate Account
                  Product/                Legally                Assets (Not
                 Transaction          Insulated Assets       Legally Insulated)
          -------------------------  ------------------    ---------------------
          Variable Universal Life,
            Variable Annuity and
                Group Annuity         $     3,735,517     $             -

The Company does not engage in securities lending transactions within the separate account.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 17 - SEPARATE ACCOUNTS, (continued)
----------------------------------------
Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                             2010               2009                 2008
------------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                            $         496,774    $      548,301       $         602,252
------------------------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    For accounts with assets at:
    Fair value                                                      $       3,663,857    $    3,186,316       $       2,389,646
------------------------------------------------------------------------------------------------------------------------------------

Reserves subject to discretionary withdrawal:
    At fair value                                                   $       3,663,587    $    3,185,997       $       2,389,646
    Not subject to discretionary withdrawal                                       270              319                   -
------------------------------------------------------------------------------------------------------------------------------------
Total included in "Separate account liabilities" in the
  Balance Sheets - Statutory Basis                                  $       3,663,857    $    3,186,316       $       2,389,646
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Following is a reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the Statements of Income and Changes in Surplus of the Separate Accounts Statement
    Transfers to the separate accounts                              $         496,774    $      548,301       $         602,252
    Transfers from the separate accounts                                     (461,064)         (422,190)               (512,423)
------------------------------------------------------------------------------------------------------------------------------------
Net transfers to the separate accounts                                         35,710           126,111                  89,829
Reconciling adjustments:
    Other                                                                          (2)                2                       2
------------------------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts in the Summary of Operations and Changes in Capital and Surplus -Statutory Basis of the
  Company                                                           $          35,708    $      126,113       $          89,831
====================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 18 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME
--------------------------------------------------------------------------------
AND EQUITY
----------

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

                                                                             2010               2009                 2008
------------------------------------------------------------------------------------------------------------------------------------
Statutory net income (loss) as reported                             $          77,950    $       49,926       $       (71,982)
Insurance reserves                                                             (6,328)          (15,349)               48,357
Deferred policy acquisition costs                                              15,844              (915)              (21,574)
Deferred income taxes and other tax reclassifications                          (5,204)          (11,918)               15,090
Statutory investment reserves                                                   2,151             4,858                (5,781)
Goodwill amortization                                                           1,079             1,079                 1,079
Income related to investments                                                    (131)           17,238               (38,287)
Earnings of subsidiaries                                                       64,169            66,184                   (36)
Other                                                                             440             2,449                   363
------------------------------------------------------------------------------------------------------------------------------------
GAAP net income (loss)                                              $         149,970    $      113,552       $       (72,771)
====================================================================================================================================

                                                                             2010               2009                 2008
------------------------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                       $       1,330,877   $    1,248,996        $       710,625
Insurance reserves                                                            (91,449)         (85,722)               (56,443)
Deferred policy acquisition costs                                             246,428          236,134                251,153
Deferred income taxes                                                        (103,769)         (90,372)               (30,828)
Valuation of investments                                                       92,245           58,351               (120,854)
Statutory investment reserves                                                  52,883           28,506                  1,537
Goodwill                                                                        4,063            2,984                 (3,508)
Subsidiary equity                                                             729,596          562,168                 13,127
Statutory non-admitted assets                                                  65,519           72,630                104,122
Post retirement and pension benefit obligations                                 2,253              294                (38,544)
Other                                                                          (4,348)          (2,264)                (2,226)
------------------------------------------------------------------------------------------------------------------------------------
GAAP equity                                                         $       2,324,298   $    2,031,705        $       828,161
====================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 19 - CORRECTION OF ERRORS AND RECONCILIATION TO ANNUAL STATEMENT
---------------------------------------------------------------------

The accompanying statutory basis financial statements for December 31, 2009 differ from amounts reported in the Company's Annual Statement statutory filing with the Department. Subsequent to filing the annual statement, the Company's management determined that there was an error in the calculation of the VA CARVM reserves on variable annuity products of $15,132.

As a result of the error, the following table provides a summary and the reconciliation between the annual statement statutory filing and the accompanying 2009 statutory basis financial statements:

                                                                                      Correction of         Financial
                                                                  Annual Statement       an Error           Statement
---------------------------------------------------------------------------------------------------------------------------
December 31, 2009
 Federal income taxes recoverable - affiliates                    $         24,154   $         (686)  $             23,468
 Net deferred tax asset                                                     25,954           (1,446)                24,508
   Total admitted assets                                                 6,531,587           (2,132)             6,529,455
 Reserves for life, accident and health policies                         1,743,510          (15,132)             1,728,378
   Total liabilities                                                     5,295,591          (15,132)             5,280,459
 Special surplus funds - additional deferred tax asset                       9,779             (964)                 8,815
 Unassigned surplus                                                        766,279           13,964                780,243
   Total capital and surplus                                             1,235,996           13,000              1,248,996
---------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2009
 Change in reserves for life, accident and health policies        $         42,642   $      (15,132)  $             27,510
 Federal income tax expense                                                  9,530              686                 10,216
   Net income                                                               35,460           14,446                 49,926
 Special surplus funds - additional deferred tax asset                       9,779             (964)                 8,815
 Change in net deferred income taxes                                        (9,134)          (4,611)               (13,745)
 Change in non-admitted assets                                              18,548            4,129                 22,677
   Total capital and surplus                                             1,235,996           13,000              1,248,996
---------------------------------------------------------------------------------------------------------------------------

NOTE 20 - SUBSEQUENT EVENT
--------------------------

The Company has evaluated events subsequent to December 31, 2010 and through March 24, 2011, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On January 31, 2011, the Company loaned AIC $5,000 with an interest rate of 0.86% per annum. The principal and interest of the loan matured on March 17, 2011.

PART C

                                OTHER INFORMATION
                                -----------------

     Item 26.     Exhibits

     Exhibit
     Number                Description of Exhibit
     -------               ----------------------
     (a) Board of Directors Resolution of Ameritas Life Insurance Corp. Authorizing Establishing the Separate Account. (1)
     (b)  Custodian Agreements. Not Applicable.
     (c)  (1)  Principal Underwriting Agreement. (2)
          (2)  Selling Agreement. (3)
     (d)  Form of Policy. (1)
     (e)  Form of Application. (1)
     (f) Articles of Incorporation of Ameritas Life Insurance Corp. (1) Bylaws of Ameritas Life Insurance Corp. (4)
     (g)  Reinsurance Agreements. (5)
     (h)  Participation Agreements:
          (1)  American Century Investments. (6)
          (2)  Calvert Variable Products, Inc. (7)
          (3)  Calvert Variable Series, Inc. (7)
          (4)  DFA Investment Dimensions Group Inc. (8)
          (5)  DWS Variable Series I and II. (9)
          (6)  Fidelity Variable Insurance Products Funds. (9)
          (7)  Franklin Templeton Variable Insurance Products Trust. (10)
          (8)  Invesco Variable Insurance Funds. (10)
          (9)  MFS Variable Insurance Trust. (11)
          (10) PIMCO Variable Insurance Trust. (9)
          (11) Rydex Variable Trust. (12)
          (12) T. Rowe Price Equity Series, Inc. (6)
          (13) Third Avenue Variable Series Trust. (10)
          (14) The Universal Institutional Funds, Inc. (Morgan Stanley). (11)
          (15) Vanguard Variable Insurance Funds. (10)
     (i)  Administrative Contracts.
          (1)  General Administrative Services Agreement. (13)
          (2)  Service Agreement. (5)
          (3) Amended and Restated Asset Allocation Investment Advisory Agreement. (5)
     (j)  Other Material Contracts: Powers of Attorney. Filed herein.
     (k)  Legal Opinion.
     (l)  Actuarial Opinion. Not applicable.
     (m)  Calculation. Not applicable.
     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm.
     (o)  No financial statements are omitted from Item 24.
     (p)  Initial Capital Agreements. Not applicable.
     (q) Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). (10)

Footnotes:
1 Incorporated by reference to Post-Effective Amendment No. 4 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on April 6, 1998, EX-99.1(1), EX 99.1.(5)(a), EX-99.1.(10),
     EX-99.1(6)(A).
2 Incorporated by reference to Ameritas Variable Separate account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009 and April 23, 2010, respectively, EX-99.C and EX-1.
3 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4 Incorporated by reference to Post-Effective Amendment No. 5 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on February 26, 1999, EX-99.1(6)(B).
5 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-151913 submitted to the SEC on February 28, 2011, EX.99.G(1), EX.99.G(2), EX.99.G(3), EX.99.I(1), and EX.99.I(2).
6 Incorporated by reference to the initial Registration Statement on Form N-6 Registration Statement No. 333-151913 submitted to the SEC for Ameritas Variable Separate Account V on June 25, 2008, EX-99.H.2 and .5.
7 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483 submitted to the SEC on April 18, 2011, EX.99.H(1).
8 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 10 to Registration Statement No. 333-120972 submitted to the SEC on April 18, 2011, EX.99.H.(1).

9 Incorporated by reference to Post Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-151912, filed on November 12, 2008, EX-99.H.1-3, and Q.
10 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Registration Statement No. 333-151912 submitted to the SEC on June 25, 2008, EX-99.H.1, 4-6.
11 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 6, 1996, EX-99A8c, EX-99.A8D.
12 Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No.333-76359, filed on June 11, 1999, EX-99.1.(8)(C).
13 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H(C).

Item 27.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor
           ------------------               --------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           James R. Krieger                 Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           Winston J. Wade                  Director
           William W. Lester                Executive Vice President & Corporate Treasurer
           Timmy L. Stonehocker             Executive Vice President
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Retirement Income & Business Development
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary, Individual
           James M. Mikus                   Senior Vice President & Chief Investment Officer
           Lisa A. Mullen                   Senior Vice President, Individual Financial Operations
           Kevin W. O'Toole                 Senior Vice President, Individual Division
           Robert-John H. Sands             Senior Vice President & Corporate Secretary
           Janet L. Schmidt                 Senior Vice President, Director of Human Resources
           James D. Schulz                  Senior Vice President, Retirement Plans
           Steven J. Valerius               President, Individual Division
           Kenneth L. VanCleave             President, Group Division
           Paul G. Wesling                  Senior Vice President, Individual Operations
           Susan K. Wilkinson               Senior Vice President, Planning & Risk Management

*      Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------

UNIFI(R) Mutual Holding Company (NE)................................mutual insurance holding company

   Ameritas Holding Company (NE)....................................stock insurance holding company

       Ameritas Life Insurance Corp. (NE)...........................life/health insurance company
           Acacia Life Insurance Company (DC).......................life insurance company
                Acacia Federal Savings Bank (DE)....................a federally chartered bank owned by Acacia Life Insurance
                                                                    Company(85.21%) and Ameritas Life Insurance Corp. (14.79%)
                Acacia Service Corp. (VA)...........................deposit solicitation
                Calvert Group, Ltd. (DE)............................holding company (1)
                    Calvert Asset Management Company, Inc. (DE).....asset management services
                    Calvert Shareholder Services, Inc. (DE).........shareholder services
                    Calvert Administrative Services Company (DE)....administrative services
                    Calvert Distributors, Inc. (DE).................broker-dealer
                Griffin Realty LLC (VA).............................real estate investment company
            Ameritas Investment Corp. (NE)..........................securities broker dealer and investment adviser owned by
                                                                    Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                    Service, Inc. (20%)
            First Ameritas Life Insurance Corp. of New York(R) (NY).life insurance company
            The Union Central Life Insurance Company (NE)...........life insurance company
                Union Central Mortgage Funding, Inc. (OH)...........mortgage loan and servicing
                PBRA, Inc. (CA).....................................holding company
                   PRB Administrators, Inc. (DE)....................pension administration services

       Summit Investment Advisors, Inc. (NE)........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

---------------------------
(1) Effective on or about April 30, 2011 Calvert Group, Ltd. will be renamed Calvert Investment, Inc., and its subsidiaries, respectively, will be renamed Calvert Investment Management Company, Inc., Calvert Investment Services, Inc., Calvert Investment Administrative Services, Inc., and Calvert Investment Distributors, Inc.

Item 29.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

(a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable life insurance policies issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA. AIC also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account and for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate Account, and Carillon Account.

     Name and Principal                         Positions and Offices
     Business Address                           With Underwriter
     ----------------                           ----------------
     William W. Lester*                         Director & Chair
     Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
     Robert C. Barth*                           Director
     Kent M. Campbell**                         Director
     Timmy L. Stonehocker*                      Director
     Billie B. Beavers***                       Senior Vice President
     Raymond M. Gilbertson*                     Vice President Corporate Compliance
     Cheryl L. Heilman*                         Senior Vice President, Chief Compliance Officer & Risk Management
     Bruce D. Lefler***                         Senior Vice President - Public Finance
     Robert-John H. Sands*                      Corporate Secretary

*       Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**      Principal business address: Aviva USA, 7700 Mills Civic Parkway, West Des Moines, Iowa 50266.
***     Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.
          (1)                          (2)                     (3)                     (4)               (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load          Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                   $1,449                   $0                       $0              $20,236

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

         The Books, records and other documents required to be maintained by
         Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.


Item 32.  Management Services

         There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 33.  Fee Representation

          Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 3 to Registration Statement Number 333-151912 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 15th day of April, 2011.


                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                                By:      JoAnn M. Martin*
                                                   ----------------------------
                                                       Chair of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 15, 2011.

  SIGNATURE                 TITLE
  ---------                 -----
  JoAnn M. Martin *         Director, Chair, President & Chief Executive Officer
  James P. Abel *           Director
  James R. Krieger *        Director
  Tonn M. Ostergard *       Director
  Kim M. Robak *            Director
  Paul C. Schorr, IV *      Director
  Winston J. Wade *         Director
  William W. Lester *       Executive Vice President & Corporate Treasurer
  Timmy L. Stonehocker *    Executive Vice President
  Robert C. Barth *         Senior Vice President, & Chief Financial Officer
  Robert-John H. Sands *    Senior Vice President & Corporate Secretary
  Steven J. Valerius *      President, Individual Division

  /s/Robert G. Lange
  ------------------
  Robert G. Lange          Vice President, General Counsel & Assistant
                           Secretary, Individual


* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 25, 2011, filed herein.

                                  Exhibit Index
                                  -------------
     Exhibit
     -------

     (j)  Other Material Contracts: Powers of Attorney.

     (k)  Legal Opinion of Robert G. Lange

     (n)  Consents of Independent Auditors and
          Independent Registered Public Accounting Firm